UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Advance Auto Parts, Inc.	7,142	708,486
Amazon.com, Inc.*	43,758	42,066,753
AutoZone, Inc.*	3,281	1,952,556
Best Buy Co., Inc.	28,175	1,604,848
BorgWarner, Inc.	19,474	997,653
CarMax, Inc.*	20,569	1,559,336
Carnival Corp.	46,819	3,023,103
CBS Corp. Cl B	40,533	2,350,914
Charter Communications, Inc. Cl A*	22,191	8,064,653
Chipotle Mexican Grill, Inc.*	3,031	933,033
Coach, Inc.	28,571	1,150,840
Comcast Corp. Cl A	519,619	19,994,939
D.R. Horton, Inc.	38,231	1,526,564
Darden Restaurants, Inc.	14,048	1,106,701
Delphi Automotive PLC	28,459	2,800,366
Discovery Communications, Inc. Cl A*	21,815	464,441
Discovery Communications, Inc. Cl C*	23,166	469,343
DISH Network Corp.*	26,788	1,452,713
Disney (Walt) Co.	170,426	16,798,891
Dollar General Corp.	27,440	2,224,012
Dollar Tree, Inc.*	25,249	2,192,118
Expedia, Inc.	13,161	1,894,394
Foot Locker, Inc.	12,831	451,908
Ford Motor Co.	428,772	5,132,401
Gap, Inc.	25,303	747,198
Garmin Ltd.	13,579	732,859
General Motors Co.	145,740	5,884,981
Genuine Parts Co.	16,391	1,567,799
Goodyear Tire & Rubber Co.	29,322	974,957
H&R Block, Inc.	27,085	717,211
Hanesbrands, Inc.	37,388	921,240
Harley-Davidson, Inc.	19,684	948,966
Hasbro, Inc.	12,347	1,205,931
Hilton Worldwide Hldgs., Inc.	21,284	1,478,174
Home Depot, Inc.	129,947	21,254,131
Interpublic Group of Cos., Inc.	47,117	979,562
Kohl’s Corp.	21,169	966,365
L Brands, Inc.	29,294	1,218,923
Leggett & Platt, Inc.	15,447	737,285
Lennar Corp. Cl A	23,160	1,222,848
LKQ Corp.*	33,290	1,198,107
Lowe’s Cos., Inc.	93,046	7,438,097
Macy’s, Inc.	31,612	689,774
Marriott International, Inc. Cl A	33,744	3,720,635
Mattel, Inc.	44,134	683,194
McDonald’s Corp.	89,878	14,082,085
MGM Mirage	59,252	1,931,023
Michael Kors Hldgs. Ltd.*	16,219	776,079
Mohawk Industries, Inc.*	6,513	1,612,033
Netflix, Inc.*	47,422	8,599,980
Newell Brands, Inc.	54,664	2,332,513
News Corp. Cl A	36,337	481,829
News Corp. Cl B	17,731	242,028
NIKE, Inc. Cl B	144,570	7,495,955
Nordstrom, Inc.	15,126	713,191
Omnicom Group, Inc.	26,068	1,930,857

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

O’Reilly Automotive, Inc.*	10,032	2,160,592
Priceline Group Inc.*	5,373	9,836,996
PulteGroup, Inc.	27,138	741,682
PVH Corp.	9,235	1,164,164
Ralph Lauren Corp.	5,202	459,285
Ross Stores, Inc.	42,878	2,768,632
Royal Caribbean Cruises Ltd.	19,643	2,328,481
Scripps Networks Interactive, Inc. Cl A	11,017	946,250
Signet Jewelers Ltd.	6,848	455,734
Starbucks Corp.	160,130	8,600,582
Target Corp.	59,174	3,491,858
Tiffany & Co.	10,522	965,709
Time Warner, Inc.	86,365	8,848,094
TJX Cos., Inc.	70,607	5,205,854
Tractor Supply Co.	15,013	950,173
TripAdvisor, Inc.*	10,752	435,779
Twenty-First Century Fox, Inc. Cl A	114,778	3,027,844
Twenty-First Century Fox, Inc. Cl B	44,919	1,158,461
Ulta Beauty, Inc.*	6,327	1,430,282
Under Armour, Inc. Cl A*	26,231	432,287
Under Armour, Inc. Cl C*	14,310	214,936
V.F. Corp.	37,587	2,389,406
Viacom, Inc. Cl B	42,659	1,187,627
Whirlpool Corp.	8,228	1,517,572
Wyndham Worldwide Corp.	11,666	1,229,713
Wynn Resorts Ltd.	8,178	1,217,868
Yum! Brands, Inc.	37,245	2,741,604

		282,314,241

CONSUMER STAPLES (7.9%)
Altria Group, Inc.	211,604	13,419,926
Archer-Daniels-Midland Co.	59,937	2,547,922
Brown-Forman Corp. Cl B	21,835	1,185,641
Campbell Soup Co.	19,563	915,940
Church & Dwight Co., Inc.	28,304	1,371,329
Clorox Co.	13,953	1,840,540
Coca-Cola Co.	424,126	19,089,911
Colgate-Palmolive Co.	98,342	7,164,215
Conagra Brands, Inc.	47,476	1,601,840
Constellation Brands, Inc. Cl A	18,547	3,699,199
Costco Wholesale Corp.	48,009	7,887,399
Coty, Inc. Cl A	55,228	912,919
CVS Health Corp.	111,888	9,098,732
Dr. Pepper Snapple Group, Inc.	20,580	1,820,713
Estee Lauder Cos., Inc. Cl A	23,684	2,554,083
General Mills, Inc.	63,909	3,307,930
Hershey Co.	15,038	1,641,698
Hormel Foods Corp.	30,394	976,863
J.M. Smucker Co.	13,007	1,364,825
Kellogg Co.	27,830	1,735,757
Kimberly-Clark Corp.	39,144	4,606,466
Kraft Heinz Co.	66,888	5,187,164
Kroger Co.	98,764	1,981,206
McCormick & Co., Inc.	11,904	1,221,827
Molson Coors Brewing Co. Cl B	21,709	1,772,323
Mondelez International, Inc. Cl A	167,784	6,822,097
Monster Beverage Corp.*	46,100	2,547,025
PepsiCo, Inc.	158,395	17,649,955
Philip Morris Int’l., Inc.	170,902	18,971,831
Proctor & Gamble Co.	279,903	25,465,575
Sysco Corp.	53,354	2,878,448
Tyson Foods, Inc. Cl A	31,863	2,244,748
Walgreens Boots Alliance, Inc.	100,632	7,770,803
Wal-Mart Stores, Inc.	162,089	12,665,634

		195,922,484

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

ENERGY (5.9%)
Anadarko Petroleum Corp.	59,648	2,913,805
Andeavor	16,282	1,679,488
Apache Corp.	44,674	2,046,069
Baker Hughes, a GE Co.	45,017	1,648,523
Cabot Oil & Gas Corp.	53,233	1,423,983
Chesapeake Energy Corp.*	117,034	503,246
Chevron Corp.	210,667	24,753,373
Cimarex Energy Co.	11,101	1,261,851
Concho Resources, Inc.*	15,434	2,032,966
ConocoPhillips	132,658	6,639,533
Devon Energy Corp.	56,199	2,063,065
EOG Resources, Inc.	63,605	6,153,148
EQT Corp.	18,231	1,189,390
Exxon Mobil Corp.	468,034	38,369,427
Halliburton Co.	95,453	4,393,702
Helmerich & Payne, Inc.	14,254	742,776
Hess Corp.	28,055	1,315,499
Kinder Morgan, Inc.	207,721	3,984,089
Marathon Oil Corp.	99,002	1,342,467
Marathon Petroleum Corp.	58,239	3,266,043
National Oilwell Varco, Inc.	41,542	1,484,296
Newfield Exploration Co.*	26,048	772,844
Noble Energy, Inc.	54,441	1,543,947
Occidental Petroleum Corp.	84,662	5,436,147
ONEOK, Inc.	41,548	2,302,175
Phillips 66	48,796	4,470,202
Pioneer Natural Resources Co.	18,945	2,795,145
Range Resources Corp.	25,384	496,765
Schlumberger Ltd.	154,984	10,811,715
TechnipFMC PLC*	52,757	1,472,975
Valero Energy Corp.	50,232	3,864,348
Williams Cos., Inc.	93,426	2,803,714

		145,976,716

FINANCIALS (14.9%)
Affiliated Managers Group, Inc.	6,564	1,246,044
Aflac, Inc.	43,208	3,516,699
Allstate Corp.	39,049	3,588,994
American Express Co.	81,638	7,384,973
American Int’l. Group, Inc.	99,085	6,082,828
Ameriprise Financial, Inc.	16,903	2,510,265
Aon PLC	28,243	4,126,302
Assurant, Inc.	5,068	484,095
Bank of America Corp.	1,085,587	27,508,775
Bank of New York Mellon Corp.	114,901	6,092,051
BB&T Corp.	91,134	4,277,830
Berkshire Hathaway, Inc. Cl B*	213,094	39,064,392
BlackRock, Inc.	13,808	6,173,419
Brighthouse Financial, Inc.*	8,468	514,854
Capital One Financial Corp.	53,240	4,507,298
CBOE Holdings, Inc.	13,460	1,448,700
Charles Schwab Corp.	129,996	5,686,025
Chubb Ltd.	51,256	7,306,543
Cincinnati Financial Corp.	15,762	1,206,896
Citigroup, Inc.	300,457	21,855,242
Citizens Financial Group, Inc.	54,605	2,067,891
CME Group, Inc.	37,602	5,101,839
Comerica, Inc.	20,728	1,580,717
Discover Financial Svcs.	39,903	2,572,945
E*Trade Financial Corp.*	28,627	1,248,423
Everest Re Group Ltd.	4,117	940,282
Fifth Third Bancorp	80,793	2,260,588
Franklin Resources, Inc.	38,850	1,729,214
Gallagher (Arthur J.) & Co.	19,607	1,206,811
Goldman Sachs Group, Inc.	39,873	9,457,477
Hartford Financial Svcs. Group, Inc.	39,791	2,205,615

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Huntington Bancshares, Inc.	111,545	1,557,168
Intercontinental Exchange, Inc.	64,768	4,449,562
Invesco Ltd.	43,034	1,507,911
JPMorgan Chase & Co.	387,742	37,033,238
KeyCorp	119,338	2,245,941
Leucadia National Corp.	31,119	785,755
Lincoln National Corp.	23,918	1,757,495
Loews Corp.	30,106	1,440,873
M&T Bank Corp.	17,449	2,809,987
Marsh & McLennan Cos., Inc.	55,283	4,633,268
MetLife, Inc.	117,509	6,104,593
Moody’s Corp.	19,030	2,649,166
Morgan Stanley	157,963	7,609,078
Nasdaq, Inc.	12,583	976,063
Navient Corp.	34,782	522,426
Northern Trust Corp.	24,118	2,217,168
People’s United Financial, Inc.	42,023	762,297
PNC Financial Svcs. Grp., Inc.	52,030	7,012,083
Principal Financial Grp., Inc.	30,507	1,962,820
Progressive Corp.	66,559	3,222,787
Prudential Financial, Inc.	46,409	4,934,205
Raymond James Financial, Inc.	14,856	1,252,806
Regions Financial Corp.	137,607	2,095,755
S&P Global, Inc.	27,550	4,306,341
State Street Corp.	42,526	4,062,934
SunTrust Banks, Inc.	51,963	3,105,829
Synchrony Financial	81,432	2,528,464
T. Rowe Price Group, Inc.	27,888	2,528,047
Torchmark Corp.	12,285	983,906
Travelers Cos., Inc.	31,448	3,853,009
U.S. Bancorp	174,244	9,337,736
Unum Group	24,668	1,261,275
Visa, Inc. Cl A	201,962	21,254,481
Wells Fargo & Co.	493,885	27,237,758
Willis Towers Watson PLC	15,445	2,382,149
XL Group Ltd.	30,195	1,191,193
Zions Bancorporation	22,112	1,043,244

		369,572,838

HEALTH CARE (14.0%)
Abbott Laboratories	191,838	10,236,476
AbbVie, Inc.	177,410	15,764,653
Aetna, Inc.	36,241	5,762,681
Agilent Technologies, Inc.	35,736	2,294,251
Alexion Pharmaceuticals, Inc.*	24,249	3,401,892
Align Technology, Inc.*	7,643	1,423,662
Allergan PLC	37,075	7,598,521
AmerisourceBergen Corp.	17,540	1,451,435
Amgen, Inc.	79,852	14,888,405
Anthem, Inc.	29,168	5,538,420
Bard (C.R.), Inc.	8,102	2,596,691
Baxter International, Inc.	55,150	3,460,663
Becton, Dickinson & Co.	25,123	4,922,852
BIOGEN, Inc.*	23,254	7,281,292
Boston Scientific Corp.*	154,505	4,506,911
Bristol-Myers Squibb Co.	182,463	11,630,192
Cardinal Health, Inc.	34,773	2,327,009
Celgene Corp.*	86,176	12,566,184
Centene Corp.*	19,451	1,882,273
Cerner Corp.*	36,068	2,572,370
CIGNA Corp.	27,813	5,199,362
Cooper Companies, Inc.	5,729	1,358,403
Danaher Corp.	67,049	5,751,463
DaVita Inc Inc.*	15,889	943,648
DENTSPLY SIRONA, Inc.	23,906	1,429,818
Edwards Lifesciences Corp.*	22,918	2,505,167

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Envision Healthcare Corp.*	14,566	654,742
Express Scripts Hldg. Co.*	64,340	4,074,009
Gilead Sciences, Inc.	144,607	11,716,059
HCA Hldgs., Inc.*	32,373	2,576,567
Hologic, Inc.*	31,111	1,141,463
Humana, Inc.	16,000	3,898,080
IDEXX Laboratories, Inc.*	8,935	1,389,303
Illumina, Inc.*	15,625	3,112,500
Incyte Corp.*	17,809	2,079,023
Intuitive Surgical, Inc.*	4,079	4,266,145
Johnson & Johnson	295,941	38,475,289
Laboratory Corp. of America Hldgs.*	10,707	1,616,436
Lilly (Eli) & Co.	107,514	9,196,748
McKesson Corp.	23,393	3,593,399
Medtronic PLC	149,767	11,647,380
Merck & Co., Inc.	302,704	19,382,137
Mettler-Toledo Int’l., Inc.*	3,019	1,890,377
Mylan NV*	58,735	1,842,517
Patterson Cos., Inc.	6,110	236,152
PerkinElmer, Inc.	13,696	944,613
Perrigo Co. PLC	13,496	1,142,436
Pfizer, Inc.	656,726	23,445,118
Quest Diagnostics, Inc.	15,630	1,463,593
Quintiles IMS Hldgs., Inc.*	17,499	1,663,630
Regeneron Pharmaceuticals, Inc.*	8,641	3,863,564
ResMed, Inc.	14,752	1,135,314
Schein (Henry), Inc.*	16,720	1,370,873
Stryker Corp.	35,941	5,104,341
Thermo Fisher Scientific, Inc.	44,187	8,360,180
UnitedHealth Group, Inc.	105,917	20,743,844
Universal Health Svcs., Inc. Cl B	10,590	1,174,855
Varian Medical Systems, Inc.*	11,030	1,103,662
Vertex Pharmaceuticals, Inc.*	27,309	4,152,060
Waters Corp.*	8,756	1,571,877
Zimmer Biomet Hldgs., Inc.	22,436	2,627,031
Zoetis, Inc.	54,137	3,451,775

		345,401,786

INDUSTRIALS (9.9%)
3M Co.	65,529	13,754,537
Acuity Brands, Inc.	4,137	708,585
Alaska Air Group, Inc.	12,365	943,079
Allegion PLC	11,475	992,243
American Airlines Group, Inc.	46,140	2,191,189
AMETEK, Inc.	25,327	1,672,595
Arconic, Inc.	46,551	1,158,189
Boeing Co.	60,790	15,453,426
Caterpillar, Inc.	64,605	8,056,890
Cintas Corp.	8,776	1,266,201
CSX Corp.	99,314	5,388,778
Cummins, Inc.	17,184	2,887,428
Deere & Co.	35,762	4,491,350
Delta Air Lines, Inc.	73,443	3,541,421
Dover Corp.	18,360	1,677,920
Eaton Corp. PLC	49,329	3,787,974
Emerson Electric Co.	72,036	4,526,742
Equifax, Inc.	12,562	1,331,446
Expeditors Int’l. of Wash.	20,715	1,240,000
Fastenal Co.	32,378	1,475,789
FedEx Corp.	27,545	6,213,601
Flowserve Corp.	17,272	735,614
Fluor Corp.	17,607	741,255
Fortive Corp.	34,014	2,407,851
Fortune Brands Home & Security, Inc.	18,306	1,230,712
General Dynamics Corp.	30,922	6,356,945
General Electric Co.	960,729	23,230,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Grainger (W.W.), Inc.	5,604	1,007,319
Honeywell International, Inc.	83,578	11,846,346
Hunt (J.B.) Transport Svcs., Inc.	9,389	1,042,930
IHS Markit Ltd.*	39,902	1,758,880
Illinois Tool Works, Inc.	34,318	5,077,691
Ingersoll-Rand PLC	29,136	2,598,057
Jacobs Engineering Group, Inc.	12,711	740,670
Johnson Controls Int’l. PLC	100,401	4,045,156
Kansas City Southern	11,063	1,202,327
L-3 Communications Corp.	8,927	1,682,115
Lockheed Martin Corp.	27,361	8,489,845
Masco Corp.	38,056	1,484,565
Nielsen Hldgs. PLC	35,876	1,487,060
Norfolk Southern Corp.	31,592	4,177,726
Northrop Grumman Corp.	19,560	5,627,803
PACCAR, Inc.	37,428	2,707,542
Parker Hannifin Corp.	13,994	2,449,230
Pentair PLC	18,338	1,246,250
Quanta Services, Inc.*	19,597	732,340
Raytheon Co.	32,446	6,053,775
Republic Services, Inc.	24,895	1,644,564
Robert Half Int’l., Inc.	15,346	772,518
Robinson (C.H.) Worldwide, Inc.	16,628	1,265,391
Rockwell Automation, Inc.	13,656	2,433,636
Rockwell Collins, Inc.	17,956	2,347,029
Roper Technologies, Inc.	11,013	2,680,564
Smith (A.O.) Corp.	16,348	971,562
Snap-on, Inc.	6,472	964,393
Southwest Airlines Co.	60,501	3,386,846
Stanley Black & Decker, Inc.	17,653	2,665,073
Stericycle, Inc.*	9,933	711,401
Textron, Inc.	27,620	1,488,166
TransDigm Group, Inc.	5,571	1,424,226
Union Pacific Corp.	88,640	10,279,581
United Continental Hldgs., Inc*	27,670	1,684,550
United Parcel Service, Inc. Cl B	76,422	9,177,518
United Rentals, Inc.*	9,232	1,280,848
United Technologies Corp.	81,507	9,461,333
Verisk Analytics, Inc. Cl A*	17,464	1,452,830
Waste Management, Inc.	45,696	3,576,626
Xylem, Inc.	18,681	1,169,991

		243,758,460

INFORMATION TECHNOLOGY (21.4%)
Accenture PLC Cl A	68,427	9,242,435
Activision Blizzard, Inc.	83,432	5,382,198
Adobe Systems, Inc.*	54,931	8,194,607
Advanced Micro Devices, Inc.*	93,618	1,193,630
Akamai Technologies, Inc.*	20,087	978,639
Alliance Data Systems Corp.	5,488	1,215,866
Alphabet, Inc. Cl A*	32,685	31,826,038
Alphabet, Inc. Cl C*	33,224	31,865,240
Amphenol Corp. Cl A	34,544	2,923,804
Analog Devices, Inc.	39,602	3,412,504
ANSYS, Inc.*	9,529	1,169,494
Apple, Inc.	569,688	87,800,310
Applied Materials, Inc.	119,228	6,210,587
Autodesk, Inc.*	24,661	2,768,444
Automatic Data Processing, Inc.	48,619	5,315,029
Broadcom Ltd.	44,944	10,900,718
CA, Inc.	35,752	1,193,402
Cadence Design Systems, Inc.*	31,152	1,229,569
Cisco Systems, Inc.	546,734	18,386,664
Citrix Systems, Inc.*	15,610	1,199,160
Cognizant Technology Solutions	65,974	4,785,754
Corning, Inc.	96,716	2,893,743

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

CSRA, Inc.	14,842	478,951
DXC Technology Co.	30,393	2,610,109
eBay, Inc.*	109,771	4,221,793
Electronic Arts, Inc.*	33,909	4,003,297
F5 Networks, Inc.*	6,085	733,608
Facebook, Inc. Cl A*	261,690	44,714,968
Fidelity Nat’l. Information Svcs., Inc.	35,918	3,354,382
Fiserv, Inc.*	22,909	2,954,345
FLIR Systems, Inc.	18,056	702,559
Gartner, Inc.*	9,773	1,215,859
Global Payments, Inc.	17,018	1,617,221
Harris Corp.	13,202	1,738,439
Hewlett Packard Enterprise Co.	176,252	2,592,667
HP, Inc.	181,543	3,623,598
Intel Corp.	519,352	19,776,924
Int’l. Business Machines Corp.	96,261	13,965,546
Intuit, Inc.	26,615	3,783,056
Juniper Networks, Inc.	42,737	1,189,371
KLA-Tencor Corp.	16,795	1,780,270
Lam Research Corp.	17,684	3,272,247
Mastercard, Inc. Cl A	102,482	14,470,458
Microchip Technology, Inc.	26,240	2,355,827
Micron Technology, Inc.*	121,419	4,775,409
Microsoft Corp.	844,142	62,880,133
Motorola Solutions, Inc.	16,714	1,418,517
NetApp, Inc.	28,922	1,265,627
NVIDIA Corp.	65,131	11,643,469
Oracle Corp.	333,893	16,143,727
Paychex, Inc.	36,802	2,206,648
PayPal Hldgs., Inc.*	124,316	7,959,953
Qorvo, Inc.*	12,644	893,678
QUALCOMM, Inc.	162,669	8,432,761
Red Hat, Inc.*	19,841	2,199,573
Salesforce.com, inc.*	74,841	6,991,646
Seagate Technology PLC	28,848	956,888
Skyworks Solutions, Inc.	19,512	1,988,273
Symantec Corp.	64,277	2,108,928
Synopsys, Inc.*	17,722	1,427,153
TE Connectivity Ltd.	37,756	3,136,013
Texas Instruments, Inc.	109,178	9,786,716
Total System Services, Inc.	17,563	1,150,377
VeriSign, Inc.*	9,121	970,383
Western Digital Corp.	31,944	2,759,962
Western Union Co.	49,910	958,272
Xerox Corp.	21,669	721,361
Xilinx, Inc.	27,585	1,953,846

		529,972,643

MATERIALS (2.9%)
Air Products & Chemicals, Inc.	23,580	3,565,768
Albemarle Corp.	13,088	1,784,025
Avery Dennison Corp.	9,738	957,635
Ball Corp.	40,860	1,687,518
CF Industries Hldgs., Inc.	29,069	1,022,066
DowDuPont, Inc.	258,299	17,882,040
Eastman Chemical Co.	16,717	1,512,721
Ecolab, Inc.	28,888	3,715,286
FMC Corp.	15,889	1,419,047
Freeport-McMoRan Copper & Gold, Inc.*	151,493	2,126,962
International Paper Co.	46,347	2,633,437
Int’l. Flavors & Fragrances, Inc.	8,200	1,171,862
LyondellBasell Inds. NV Cl A	34,706	3,437,629
Martin Marietta Materials, Inc.	7,174	1,479,494
Monsanto Co.	48,083	5,761,305
Newmont Mining Corp.	56,358	2,113,989
Nucor Corp.	35,145	1,969,526

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Packaging Corp. of America	10,252	1,175,699
PPG Industries, Inc.	28,900	3,140,274
Praxair, Inc.	31,711	4,431,295
Sealed Air Corp.	21,709	927,408
Sherwin-Williams Co.	8,931	3,197,655
The Mosaic Co.	34,427	743,279
Vulcan Materials Co.	14,577	1,743,409
WestRock Co.	28,945	1,642,050

		71,241,379

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	9,827	1,169,118
American Tower Corp.	47,561	6,500,637
Apartment Investment & Management Co. Cl A	15,560	682,462
AvalonBay Communities, Inc.	15,485	2,762,834
Boston Properties, Inc.	17,530	2,154,086
CBRE Group, Inc.*	32,519	1,231,820
Crown Castle Int’l. Corp.	44,812	4,480,304
Digital Realty Trust, Inc.	21,972	2,599,947
Duke Realty Corp.	40,147	1,157,037
Equinix, Inc.	8,396	3,747,135
Equity Residential	42,048	2,772,225
Essex Property Trust, Inc.	7,223	1,834,859
Extra Space Storage, Inc.	15,018	1,200,239
Federal Realty Investment Trust	7,249	900,398
GGP, Inc.	65,431	1,359,002
HCP, Inc.	47,851	1,331,693
Host Hotels & Resorts, Inc.	78,088	1,443,847
Iron Mountain, Inc.	29,851	1,161,204
Kimco Realty Corp.	46,353	906,201
Mid-America Apt. Communities, Inc.	13,234	1,414,450
ProLogis, Inc.	58,400	3,706,064
Public Storage	16,629	3,558,440
Realty Income Corp.	31,927	1,825,905
Regency Centers Corp.	14,546	902,434
SBA Communications Corp. Cl A*	12,554	1,808,404
Simon Property Group, Inc.	34,561	5,564,667
SL Green Realty Corp	12,149	1,230,937
The Macerich Co.	12,899	709,058
UDR, Inc.	30,405	1,156,302
Ventas, Inc.	37,656	2,452,535
Vornado Realty Trust	18,836	1,448,112
Welltower, Inc.	41,501	2,916,690
Weyerhaeuser Co.	85,832	2,920,863

		71,009,909

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	679,142	26,601,992
CenturyLink, Inc.	62,189	1,175,372
Level 3 Communications, Inc.*	30,943	1,648,952
Verizon Communications, Inc.	449,856	22,263,373

		51,689,689

UTILITIES (3.0%)
AES Corp.	62,999	694,249
Alliant Energy Corp.	27,614	1,147,914
Ameren Corp.	27,781	1,606,853
American Electric Power Co., Inc.	55,296	3,883,991
American Water Works Co., Inc.	20,128	1,628,556
CenterPoint Energy, Inc.	46,931	1,370,855
CMS Energy Corp.	29,748	1,377,927
Consolidated Edison, Inc.	33,570	2,708,428
Dominion Resources, Inc.	71,407	5,493,341
DTE Energy Co.	19,175	2,058,628
Duke Energy Corp.	78,626	6,598,294
Edison International	34,924	2,695,085
Entergy Corp.	20,975	1,601,651
Eversource Energy	33,948	2,051,817

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Exelon Corp.	105,306	3,966,877
FirstEnergy Corp.	52,672	1,623,878
NextEra Energy, Inc.	52,131	7,639,798
NiSource, Inc.	35,120	898,721
NRG Energy, Inc.	30,358	776,861
PG&E Corp.	57,263	3,899,038
Pinnacle West Capital Corp.	13,350	1,128,876
PPL Corp.	72,599	2,755,132
Public Svc. Enterprise Group, Inc.	56,676	2,621,265
SCANA Corp.	15,881	770,070
Sempra Energy	27,734	3,165,281
Southern Co.	112,141	5,510,609
WEC Energy Group, Inc.	35,905	2,254,116
Xcel Energy, Inc.	57,965	2,742,904

		74,671,015

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,385,657,399) 96.3%		2,381,531,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	1.00	12/14/17	10,300,000	10,278,529
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	8,000,000	7,997,196
U.S. Treasury Bill (1)	A-1+	1.10	10/19/17	6,000,000	5,996,513

					24,272,238

COMMERCIAL PAPER (2.6%)
New Jersey Natural Gas	A-1	1.09	10/04/17	3,500,000	3,499,576
NIKE, Inc.†	A-1+	1.07	10/04/17	15,000,000	14,998,217
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	10,700,000	10,699,358
Toyota Motor Credit Corp.	A-1+	1.15	10/17/17	15,000,000	14,991,849
Unilever Capital Corp.†	A-1	1.03	10/03/17	20,000,000	19,998,282

					64,187,282

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $88,459,520) 3.6%					88,459,520

TOTAL INVESTMENTS (Cost: $1,474,116,919) 99.9%					2,469,990,680

OTHER NET ASSETS 0.1%					2,591,217

NET ASSETS 100.0%					$2,472,581,897

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	507	50,294
Amazon.com, Inc.*	3,101	2,981,144
AutoZone, Inc.*	232	138,066
Best Buy Co., Inc.	1,997	113,749
BorgWarner, Inc.	1,380	70,697
CarMax, Inc.*	1,457	110,455
Carnival Corp.	3,317	214,179
CBS Corp. Cl B	2,872	166,576
Charter Communications, Inc. Cl A*	1,573	571,660
Chipotle Mexican Grill, Inc.*	215	66,183
Coach, Inc.	2,025	81,567
Comcast Corp. Cl A	36,822	1,416,911
D.R. Horton, Inc.	2,709	108,170
Darden Restaurants, Inc.	995	78,386
Delphi Automotive PLC	2,017	198,473
Discovery Communications, Inc. Cl A*	1,545	32,893
Discovery Communications, Inc. Cl C*	1,642	33,267
DISH Network Corp.*	1,898	102,929
Disney (Walt) Co.	12,076	1,190,331
Dollar General Corp.	1,945	157,642
Dollar Tree, Inc.*	1,790	155,408
Expedia, Inc.	933	134,296
Foot Locker, Inc.	910	32,050
Ford Motor Co.	30,385	363,708
Gap, Inc.	1,793	52,947
Garmin Ltd.	962	51,919
General Motors Co.	10,328	417,045
Genuine Parts Co.	1,161	111,050
Goodyear Tire & Rubber Co.	2,077	69,060
H&R Block, Inc.	1,919	50,815
Hanesbrands, Inc.	2,650	65,296
Harley-Davidson, Inc.	1,394	67,205
Hasbro, Inc.	875	85,461
Hilton Worldwide Hldgs., Inc.	1,509	104,800
Home Depot, Inc.	9,209	1,506,224
Interpublic Group of Cos., Inc.	3,338	69,397
Kohl’s Corp.	1,500	68,475
L Brands, Inc.	2,075	86,341
Leggett & Platt, Inc.	1,094	52,217
Lennar Corp. Cl A	1,641	86,645
LKQ Corp.*	2,360	84,936
Lowe’s Cos., Inc.	6,594	527,124
Macy’s, Inc.	2,241	48,899
Marriott International, Inc. Cl A	2,392	263,742
Mattel, Inc.	3,127	48,406
McDonald’s Corp.	6,370	998,052
MGM Mirage	4,198	136,813
Michael Kors Hldgs. Ltd.*	1,150	55,028
Mohawk Industries, Inc.*	462	114,350
Netflix, Inc.*	3,361	609,517
Newell Brands, Inc.	3,873	165,261
News Corp. Cl A	2,575	34,145
News Corp. Cl B	1,256	17,144
NIKE, Inc. Cl B	10,245	531,203
Nordstrom, Inc.	1,071	50,498
Omnicom Group, Inc.	1,847	136,807
O’Reilly Automotive, Inc.*	711	153,128

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Priceline Group Inc.*	381	697,542
PulteGroup, Inc.	1,924	52,583
PVH Corp.	654	82,443
Ralph Lauren Corp.	369	32,579
Ross Stores, Inc.	3,039	196,228
Royal Caribbean Cruises Ltd.	1,392	165,008
Scripps Networks Interactive, Inc. Cl A	780	66,994
Signet Jewelers Ltd.	486	32,343
Starbucks Corp.	11,347	609,447
Target Corp.	4,194	247,488
Tiffany & Co.	746	68,468
Time Warner, Inc.	6,120	626,994
TJX Cos., Inc.	5,004	368,945
Tractor Supply Co.	1,063	67,277
TripAdvisor, Inc.*	762	30,884
Twenty-First Century Fox, Inc. Cl A	8,134	214,575
Twenty-First Century Fox, Inc. Cl B	3,184	82,115
Ulta Beauty, Inc.*	449	101,501
Under Armour, Inc. Cl A*	1,858	30,620
Under Armour, Inc. Cl C*	1,015	15,245
V.F. Corp.	2,663	169,287
Viacom, Inc. Cl B	3,023	84,160
Whirlpool Corp.	583	107,529
Wyndham Worldwide Corp.	826	87,069
Wynn Resorts Ltd.	580	86,374
Yum! Brands, Inc.	2,639	194,257

		20,006,939

CONSUMER STAPLES (4.4%)
Altria Group, Inc.	14,995	950,983
Archer-Daniels-Midland Co.	4,248	180,582
Brown-Forman Corp. Cl B	1,547	84,002
Campbell Soup Co.	1,387	64,939
Church & Dwight Co., Inc.	2,005	97,142
Clorox Co.	989	130,459
Coca-Cola Co.	30,054	1,352,731
Colgate-Palmolive Co.	6,968	507,619
Conagra Brands, Inc.	3,364	113,501
Constellation Brands, Inc. Cl A	1,315	262,277
Costco Wholesale Corp.	3,403	559,079
Coty, Inc. Cl A	3,913	64,682
CVS Health Corp.	7,929	644,786
Dr. Pepper Snapple Group, Inc.	1,458	128,989
Estee Lauder Cos., Inc. Cl A	1,679	181,063
General Mills, Inc.	4,528	234,369
Hershey Co.	1,066	116,375
Hormel Foods Corp.	2,153	69,197
J.M. Smucker Co.	921	96,641
Kellogg Co.	1,973	123,056
Kimberly-Clark Corp.	2,773	326,327
Kraft Heinz Co.	4,739	367,509
Kroger Co.	6,999	140,400
McCormick & Co., Inc.	844	86,628
Molson Coors Brewing Co. Cl B	1,538	125,562
Mondelez International, Inc. Cl A	11,889	483,407
Monster Beverage Corp.*	3,266	180,447
PepsiCo, Inc.	11,224	1,250,690
Philip Morris Int’l., Inc.	12,111	1,344,442
Proctor & Gamble Co.	19,835	1,804,588
Sysco Corp.	3,781	203,985
Tyson Foods, Inc. Cl A	2,257	159,006
Walgreens Boots Alliance, Inc.	7,131	550,656
Wal-Mart Stores, Inc.	11,487	897,594

		13,883,713

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

ENERGY (3.3%)
Anadarko Petroleum Corp.	4,227	206,489
Andeavor	1,154	119,035
Apache Corp.	3,165	144,957
Baker Hughes, a GE Co.	3,191	116,854
Cabot Oil & Gas Corp.	3,772	100,901
Chesapeake Energy Corp.*	8,293	35,660
Chevron Corp.	14,928	1,754,040
Cimarex Energy Co.	786	89,345
Concho Resources, Inc.*	1,094	144,102
ConocoPhillips	9,401	470,520
Devon Energy Corp.	3,983	146,216
EOG Resources, Inc.	4,507	436,007
EQT Corp.	1,292	84,290
Exxon Mobil Corp.	33,166	2,718,949
Halliburton Co.	6,765	311,393
Helmerich & Payne, Inc.	1,010	52,631
Hess Corp.	1,989	93,264
Kinder Morgan, Inc.	14,720	282,330
Marathon Oil Corp.	7,015	95,123
Marathon Petroleum Corp.	4,127	231,442
National Oilwell Varco, Inc.	2,943	105,153
Newfield Exploration Co.*	1,845	54,741
Noble Energy, Inc.	3,857	109,385
Occidental Petroleum Corp.	5,999	385,196
ONEOK, Inc.	2,945	163,182
Phillips 66	3,457	316,696
Pioneer Natural Resources Co.	1,342	197,999
Range Resources Corp.	1,798	35,187
Schlumberger Ltd.	10,982	766,104
TechnipFMC PLC*	3,738	104,365
Valero Energy Corp.	3,559	273,794
Williams Cos., Inc.	6,620	198,666

		10,344,016

FINANCIALS (8.3%)
Affiliated Managers Group, Inc.	465	88,271
Aflac, Inc.	3,062	249,216
Allstate Corp.	2,768	254,407
American Express Co.	5,786	523,402
American Int’l. Group, Inc.	7,021	431,019
Ameriprise Financial, Inc.	1,197	177,766
Aon PLC	2,002	292,492
Assurant, Inc.	360	34,387
Bank of America Corp.	76,929	1,949,381
Bank of New York Mellon Corp.	8,142	431,689
BB&T Corp.	6,458	303,139
Berkshire Hathaway, Inc. Cl B*	15,100	2,768,132
BlackRock, Inc.	978	437,254
Brighthouse Financial, Inc.*	601	36,541
Capital One Financial Corp.	3,772	319,338
CBOE Holdings, Inc.	953	102,571
Charles Schwab Corp.	9,212	402,933
Chubb Ltd.	3,633	517,884
Cincinnati Financial Corp.	1,117	85,529
Citigroup, Inc.	21,292	1,548,780
Citizens Financial Group, Inc.	3,870	146,557
CME Group, Inc.	2,664	361,452
Comerica, Inc.	1,468	111,950
Discover Financial Svcs.	2,828	182,349

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

E*Trade Financial Corp.*	2,029	88,485
Everest Re Group Ltd.	292	66,690
Fifth Third Bancorp	5,726	160,213
Franklin Resources, Inc.	2,753	122,536
Gallagher (Arthur J.) & Co.	1,390	85,555
Goldman Sachs Group, Inc.	2,826	670,299
Hartford Financial Svcs. Group, Inc.	2,820	156,313
Huntington Bancshares, Inc.	7,905	110,354
Intercontinental Exchange, Inc.	4,590	315,333
Invesco Ltd.	3,050	106,872
JPMorgan Chase & Co.	27,477	2,624,328
KeyCorp	8,457	159,161
Leucadia National Corp.	2,206	55,702
Lincoln National Corp.	1,695	124,549
Loews Corp.	2,134	102,133
M&T Bank Corp.	1,236	199,045
Marsh & McLennan Cos., Inc.	3,918	328,368
MetLife, Inc.	8,328	432,640
Moody’s Corp.	1,348	187,655
Morgan Stanley	11,193	539,167
Nasdaq, Inc.	892	69,192
Navient Corp.	2,464	37,009
Northern Trust Corp.	1,709	157,108
People’s United Financial, Inc.	2,977	54,003
PNC Financial Svcs. Grp., Inc.	3,687	496,897
Principal Financial Grp., Inc.	2,161	139,039
Progressive Corp.	4,716	228,349
Prudential Financial, Inc.	3,289	349,686
Raymond James Financial, Inc.	1,052	88,715
Regions Financial Corp.	9,751	148,508
S&P Global, Inc.	1,953	305,273
State Street Corp.	3,013	287,862
SunTrust Banks, Inc.	3,683	220,133
Synchrony Financial	5,771	179,190
T. Rowe Price Group, Inc.	1,976	179,124
Torchmark Corp.	870	69,678
Travelers Cos., Inc.	2,228	272,975
U.S. Bancorp	12,348	661,729
Unum Group	1,749	89,426
Visa, Inc. Cl A	14,312	1,506,195
Wells Fargo & Co.	34,999	1,930,195
Willis Towers Watson PLC	1,094	168,728
XL Group Ltd.	2,139	84,384
Zions Bancorporation	1,567	73,931

		26,189,166

HEALTH CARE (7.7%)
Abbott Laboratories	13,594	725,376
AbbVie, Inc.	12,571	1,117,059
Aetna, Inc.	2,569	408,497
Agilent Technologies, Inc.	2,532	162,554
Alexion Pharmaceuticals, Inc.*	1,719	241,159
Align Technology, Inc.*	542	100,958
Allergan PLC	2,627	538,404
AmerisourceBergen Corp.	1,243	102,858
Amgen, Inc.	5,659	1,055,121
Anthem, Inc.	2,067	392,482
Bard (C.R.), Inc.	574	183,967
Baxter International, Inc.	3,908	245,227
Becton, Dickinson & Co.	1,780	348,797
BIOGEN, Inc.*	1,648	516,022
Boston Scientific Corp.*	10,948	319,353

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Bristol-Myers Squibb Co.	12,929	824,094
Cardinal Health, Inc.	2,465	164,958
Celgene Corp.*	6,106	890,377
Centene Corp.*	1,378	133,349
Cerner Corp.*	2,555	182,223
CIGNA Corp.	1,971	368,459
Cooper Companies, Inc.	405	96,030
Danaher Corp.	4,752	407,627
DaVita Inc Inc.*	1,126	66,873
DENTSPLY SIRONA, Inc.	1,694	101,318
Edwards Lifesciences Corp.*	1,625	177,629
Envision Healthcare Corp.*	1,032	46,388
Express Scripts Hldg. Co.*	4,560	288,739
Gilead Sciences, Inc.	10,247	830,212
HCA Hldgs., Inc.*	2,294	182,579
Hologic, Inc.*	2,204	80,865
Humana, Inc.	1,133	276,033
IDEXX Laboratories, Inc.*	634	98,581
Illumina, Inc.*	1,108	220,714
Incyte Corp.*	1,262	147,326
Intuitive Surgical, Inc.*	289	302,259
Johnson & Johnson	20,972	2,726,570
Laboratory Corp. of America Hldgs.*	759	114,586
Lilly (Eli) & Co.	7,618	651,644
McKesson Corp.	1,657	254,532
Medtronic PLC	10,613	825,373
Merck & Co., Inc.	21,450	1,373,444
Mettler-Toledo Int’l., Inc.*	214	133,998
Mylan NV*	4,162	130,562
Patterson Cos., Inc.	433	16,735
PerkinElmer, Inc.	970	66,901
Perrigo Co. PLC	957	81,010
Pfizer, Inc.	46,538	1,661,407
Quest Diagnostics, Inc.	1,107	103,659
Quintiles IMS Hldgs., Inc.*	1,240	117,887
Regeneron Pharmaceuticals, Inc.*	612	273,637
ResMed, Inc.	1,046	80,500
Schein (Henry), Inc.*	1,185	97,158
Stryker Corp.	2,546	361,583
Thermo Fisher Scientific, Inc.	3,131	592,385
UnitedHealth Group, Inc.	7,506	1,470,050
Universal Health Svcs., Inc. Cl B	750	83,205
Varian Medical Systems, Inc.*	781	78,147
Vertex Pharmaceuticals, Inc.*	1,936	294,349
Waters Corp.*	621	111,482
Zimmer Biomet Hldgs., Inc.	1,589	186,056
Zoetis, Inc.	3,836	244,583

		24,475,910

INDUSTRIALS (5.5%)
3M Co.	4,644	974,776
Acuity Brands, Inc.	294	50,356
Alaska Air Group, Inc.	877	66,889
Allegion PLC	813	70,300
American Airlines Group, Inc.	3,270	155,292
AMETEK, Inc.	1,794	118,476
Arconic, Inc.	3,299	82,079
Boeing Co.	4,308	1,095,137
Caterpillar, Inc.	4,579	571,047
Cintas Corp.	622	89,742
CSX Corp.	7,038	381,882
Cummins, Inc.	1,217	204,493

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Deere & Co.	2,534	318,245
Delta Air Lines, Inc.	5,205	250,985
Dover Corp.	1,301	118,898
Eaton Corp. PLC	3,495	268,381
Emerson Electric Co.	5,104	320,735
Equifax, Inc.	891	94,437
Expeditors Int’l. of Wash.	1,467	87,815
Fastenal Co.	2,294	104,561
FedEx Corp.	1,951	440,107
Flowserve Corp.	1,223	52,088
Fluor Corp.	1,247	52,499
Fortive Corp.	2,410	170,604
Fortune Brands Home & Security, Inc.	1,297	87,197
General Dynamics Corp.	2,192	450,631
General Electric Co.	68,080	1,646,174
Grainger (W.W.), Inc.	398	71,541
Honeywell International, Inc.	5,923	839,526
Hunt (J.B.) Transport Svcs., Inc.	666	73,979
IHS Markit Ltd.*	2,827	124,614
Illinois Tool Works, Inc.	2,432	359,839
Ingersoll-Rand PLC	2,064	184,047
Jacobs Engineering Group, Inc.	901	52,501
Johnson Controls Int’l. PLC	7,115	286,663
Kansas City Southern	784	85,205
L-3 Communications Corp.	632	119,088
Lockheed Martin Corp.	1,939	601,652
Masco Corp.	2,696	105,171
Nielsen Hldgs. PLC	2,543	105,407
Norfolk Southern Corp.	2,239	296,085
Northrop Grumman Corp.	1,386	398,780
PACCAR, Inc.	2,653	191,918
Parker Hannifin Corp.	992	173,620
Pentair PLC	1,300	88,348
Quanta Services, Inc.*	1,388	51,870
Raytheon Co.	2,299	428,947
Republic Services, Inc.	1,765	116,596
Robert Half Int’l., Inc.	1,087	54,720
Robinson (C.H.) Worldwide, Inc.	1,178	89,646
Rockwell Automation, Inc.	968	172,507
Rockwell Collins, Inc.	1,272	166,263
Roper Technologies, Inc.	781	190,095
Smith (A.O.) Corp.	1,158	68,820
Snap-on, Inc.	458	68,247
Southwest Airlines Co.	4,288	240,042
Stanley Black & Decker, Inc.	1,251	188,863
Stericycle, Inc.*	703	50,349
Textron, Inc.	1,958	105,497
TransDigm Group, Inc.	394	100,726
Union Pacific Corp.	6,282	728,524
United Continental Hldgs., Inc*	1,961	119,386
United Parcel Service, Inc. Cl B	5,415	650,287
United Rentals, Inc.*	655	90,875
United Technologies Corp.	5,776	670,478
Verisk Analytics, Inc. Cl A*	1,237	102,906
Waste Management, Inc.	3,238	253,438
Xylem, Inc.	1,324	82,922

		17,273,814

INFORMATION TECHNOLOGY (11.9%)
Accenture PLC Cl A	4,848	654,819
Activision Blizzard, Inc.	5,912	381,383
Adobe Systems, Inc.*	3,892	580,609

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Advanced Micro Devices, Inc.*	6,634	84,584
Akamai Technologies, Inc.*	1,423	69,329
Alliance Data Systems Corp.	389	86,183
Alphabet, Inc. Cl A*	2,317	2,256,109
Alphabet, Inc. Cl C*	2,354	2,257,755
Amphenol Corp. Cl A	2,447	207,114
Analog Devices, Inc.	2,807	241,879
ANSYS, Inc.*	675	82,843
Apple, Inc.	40,370	6,221,819
Applied Materials, Inc.	8,448	440,056
Autodesk, Inc.*	1,747	196,118
Automatic Data Processing, Inc.	3,446	376,717
Broadcom Ltd.	3,184	772,247
CA, Inc.	2,533	84,552
Cadence Design Systems, Inc.*	2,207	87,110
Cisco Systems, Inc.	38,744	1,302,961
Citrix Systems, Inc.*	1,107	85,040
Cognizant Technology Solutions	4,675	339,125
Corning, Inc.	6,854	205,072
CSRA, Inc.	1,052	33,948
DXC Technology Co.	2,154	184,986
eBay, Inc.*	7,779	299,180
Electronic Arts, Inc.*	2,403	283,698
F5 Networks, Inc.*	432	52,082
Facebook, Inc. Cl A*	18,544	3,168,608
Fidelity Nat’l. Information Svcs., Inc.	2,546	237,771
Fiserv, Inc.*	1,624	209,431
FLIR Systems, Inc.	1,279	49,766
Gartner, Inc.*	693	86,216
Global Payments, Inc.	1,205	114,511
Harris Corp.	936	123,252
Hewlett Packard Enterprise Co.	12,490	183,728
HP, Inc.	12,865	256,785
Intel Corp.	36,803	1,401,458
Int’l. Business Machines Corp.	6,821	989,591
Intuit, Inc.	1,887	268,218
Juniper Networks, Inc.	3,028	84,269
KLA-Tencor Corp.	1,191	126,246
Lam Research Corp.	1,254	232,040
Mastercard, Inc. Cl A	7,263	1,025,536
Microchip Technology, Inc.	1,859	166,901
Micron Technology, Inc.*	8,604	338,395
Microsoft Corp.	59,819	4,455,912
Motorola Solutions, Inc.	1,185	100,571
NetApp, Inc.	2,050	89,708
NVIDIA Corp.	4,616	825,202
Oracle Corp.	23,660	1,143,961
Paychex, Inc.	2,607	156,316
PayPal Hldgs., Inc.*	8,809	564,040
Qorvo, Inc.*	896	63,329
QUALCOMM, Inc.	11,528	597,612
Red Hat, Inc.*	1,406	155,869
Salesforce.com, inc.*	5,303	495,406
Seagate Technology PLC	2,045	67,833
Skyworks Solutions, Inc.	1,383	140,928
Symantec Corp.	4,555	149,450
Synopsys, Inc.*	1,255	101,065
TE Connectivity Ltd.	2,676	222,269
Texas Instruments, Inc.	7,737	693,545
Total System Services, Inc.	1,245	81,548
VeriSign, Inc.*	647	68,834

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Western Digital Corp.	2,264	195,610
Western Union Co.	3,537	67,910
Xerox Corp.	1,536	51,135
Xilinx, Inc.	1,954	138,402

		37,556,495

MATERIALS (1.6%)
Air Products & Chemicals, Inc.	1,671	252,689
Albemarle Corp.	927	126,359
Avery Dennison Corp.	690	67,855
Ball Corp.	2,895	119,564
CF Industries Hldgs., Inc.	2,059	72,394
DowDuPont, Inc.	18,303	1,267,117
Eastman Chemical Co.	1,184	107,140
Ecolab, Inc.	2,047	263,265
FMC Corp.	1,125	100,474
Freeport-McMoRan Copper & Gold, Inc.*	10,735	150,719
International Paper Co.	3,284	186,597
Int’l. Flavors & Fragrances, Inc.	582	83,174
LyondellBasell Inds. NV Cl A	2,460	243,663
Martin Marietta Materials, Inc.	508	104,765
Monsanto Co.	3,408	408,347
Newmont Mining Corp.	3,994	149,815
Nucor Corp.	2,490	139,540
Packaging Corp. of America	727	83,372
PPG Industries, Inc.	2,047	222,427
Praxair, Inc.	2,247	313,996
Sealed Air Corp.	1,538	65,703
Sherwin-Williams Co.	632	226,281
The Mosaic Co.	2,440	52,680
Vulcan Materials Co.	1,033	123,547
WestRock Co.	2,051	116,374

		5,047,857

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	697	82,922
American Tower Corp.	3,370	460,612
Apartment Investment & Management Co. Cl A	1,103	48,378
AvalonBay Communities, Inc.	1,097	195,727
Boston Properties, Inc.	1,242	152,617
CBRE Group, Inc.*	2,305	87,313
Crown Castle Int’l. Corp.	3,175	317,437
Digital Realty Trust, Inc.	1,557	184,240
Duke Realty Corp.	2,844	81,964
Equinix, Inc.	595	265,477
Equity Residential	2,979	196,405
Essex Property Trust, Inc.	512	130,063
Extra Space Storage, Inc.	1,064	85,035
Federal Realty Investment Trust	514	63,844
GGP, Inc.	4,636	96,290
HCP, Inc.	3,391	94,372
Host Hotels & Resorts, Inc.	5,534	102,324
Iron Mountain, Inc.	2,115	82,274
Kimco Realty Corp.	3,284	64,202
Mid-America Apt. Communities, Inc.	937	100,147
ProLogis, Inc.	4,139	262,661
Public Storage	1,178	252,080
Realty Income Corp.	2,262	129,364
Regency Centers Corp.	1,031	63,963
SBA Communications Corp. Cl A*	890	128,205
Simon Property Group, Inc.	2,449	394,313
SL Green Realty Corp	860	87,135
The Macerich Co.	915	50,298

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

UDR, Inc.	2,154	81,917
Ventas, Inc.	2,669	173,832
Vornado Realty Trust	1,335	102,635
Welltower, Inc.	2,940	206,623
Weyerhaeuser Co.	6,082	206,970

		5,031,639

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	48,126	1,885,095
CenturyLink, Inc.	4,406	83,273
Level 3 Communications, Inc.*	2,193	116,865
Verizon Communications, Inc.	31,878	1,577,642

		3,662,875

UTILITIES (1.7%)
AES Corp.	4,465	49,204
Alliant Energy Corp.	1,956	81,311
Ameren Corp.	1,968	113,829
American Electric Power Co., Inc.	3,918	275,200
American Water Works Co., Inc.	1,426	115,378
CenterPoint Energy, Inc.	3,326	97,152
CMS Energy Corp.	2,109	97,689
Consolidated Edison, Inc.	2,379	191,938
Dominion Resources, Inc.	5,060	389,266
DTE Energy Co.	1,359	145,902
Duke Energy Corp.	5,571	467,518
Edison International	2,475	190,996
Entergy Corp.	1,486	113,471
Eversource Energy	2,406	145,419
Exelon Corp.	7,462	281,094
FirstEnergy Corp.	3,732	115,058
NextEra Energy, Inc.	3,694	541,356
NiSource, Inc.	2,489	63,694
NRG Energy, Inc.	2,152	55,070
PG&E Corp.	4,057	276,241
Pinnacle West Capital Corp.	946	79,994
PPL Corp.	5,145	195,253
Public Svc. Enterprise Group, Inc.	4,016	185,740
SCANA Corp.	1,125	54,551
Sempra Energy	1,965	224,265
Southern Co.	7,946	390,466
WEC Energy Group, Inc.	2,544	159,712
Xcel Energy, Inc.	4,107	194,343

		5,291,110

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $102,519,825) 53.6%		168,763,534

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	500,000	499,825
U.S. Treasury Bill (1)	A-1+	1.10	10/19/17	2,000,000	1,998,838

					2,498,663

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,498,663) 0.8%					2,498,663

TOTAL INDEXED ASSETS (Cost: $105,018,488) 54.4%					171,262,197

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
AMC Entertainment Hldgs., Inc. Cl A	9,191	135,108
AMC Networks, Inc. Cl A*	2,600	152,022
American Axle & Mfg. Hldgs., Inc.*	5,111	89,851
AutoZone, Inc.*	1,086	646,289
Bassett Furniture Industries, Inc.	7,240	272,948
Belmond Ltd.*	23,186	316,489
Bloomin’ Brands, Inc.	15,443	271,797
BorgWarner, Inc.	10,018	513,222
Bright Horizons Family Solutions, Inc.*	5,136	442,775
Cooper Tire & Rubber Co.	5,976	223,502
Dave & Buster’s Entertainment, Inc.*	8,958	470,116
Expedia, Inc.	1,380	198,637
Five Below, Inc.*	18,291	1,003,810
Haverty Furniture Cos., Inc.	16,654	435,502
Houghton Mifflin Harcourt Co.*	43,048	518,728
ILG, Inc.	3,240	86,605
Liberty Interactive Corp. Ser. A QVC Group*	12,719	299,787
Lions Gate Entertainment Corp. Cl A*	18,996	635,416
Lions Gate Entertainment Corp. Cl B*	18,996	603,883
Lithia Motors, Inc. Cl A	8,029	965,969
Marriott International, Inc. Cl A	5,154	568,280
MSG Networks, Inc.*	14,454	306,424
NVR, Inc.*	129	368,295
Playa Hotels & Resorts NV*	34,596	360,837
Ralph Lauren Corp.	5,326	470,232
Red Rock Resorts, Inc. Cl A	16,531	382,858
Scripps Networks Interactive, Inc. Cl A	8,372	719,071
Select Comfort Corp.*	40,865	1,268,858
Steve Madden Ltd.*	6,379	276,211
Taylor Morrison Home Corp. Cl A*	3,067	67,627
Thor Industries, Inc.	6,561	826,095
Tractor Supply Co.	7,735	489,548
Unifi, Inc.*	8,458	301,359
Wiley (John) & Sons, Inc. Cl A	3,206	171,521

		14,859,672

CONSUMER STAPLES (1.2%)
Cal-Maine Foods, Inc.*	7,438	305,702
Church & Dwight Co., Inc.	11,589	561,487
Constellation Brands, Inc. Cl A	2,657	529,938
Crimson Wine Group Ltd.*	40,194	432,086
Edgewell Personal Care Co.*	1,800	130,986
Ingredion, Inc.	1,985	239,470
J.M. Smucker Co.	3,021	316,994
Orchids Paper Products Co.	21,395	301,242
Vector Group Ltd.	28,263	578,540
WD-40 Co.	3,529	394,895

		3,791,340

ENERGY (2.1%)
Abraxas Petroleum Corp.*	43,722	82,197
Andeavor	1,027	105,935
Atwood Oceanics, Inc.*	12,933	121,441
Baker Hughes, a GE Co.	4,199	153,767
Carrizo Oil and Gas, Inc.*	3,421	58,602
Centennial Resource Dev., Inc. Cl A*	17,905	321,753
Cheniere Energy, Inc.*	3,558	160,252
Concho Resources, Inc.*	1,514	199,424
Continental Resources, Inc.*	11,053	426,756
CrossAmerica Partners LP	6,998	190,696

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Devon Energy Corp.	6,592	241,992
Gulfport Energy Corp.*	27,460	393,776
Hess Corp.	1,838	86,184
Matador Resources Co.*	2,754	74,771
Matrix Service Co.*	4,201	63,855
MPLX LP	3,872	135,559
Nabors Industries Ltd.	28,195	227,534
Newfield Exploration Co.*	8,162	242,167
Noble Energy, Inc.	6,083	172,514
PBF Energy, Inc.	34,275	946,333
PDC Energy, Inc.*	2,692	131,989
Range Resources Corp.	36,272	709,843
Ring Energy, Inc.*	5,562	80,593
RPC, Inc.	19,030	471,753
RSP Permian, Inc.*	3,193	110,446
Weatherford Int’l. PLC*	11,730	53,723
Williams Cos., Inc.	18,820	564,788

		6,528,643

FINANCIALS (7.6%)
American Equity Investment Life Hldg. Co.	12,134	352,857
American Financial Group, Inc.	2,947	304,867
Ameriprise Financial, Inc.	4,548	675,424
AMERISAFE, Inc.	2,876	167,383
Aspen Insurance Hldgs. Ltd.	6,855	276,942
Associated Banc-Corp.	11,438	277,372
BancFirst Corp.	8,650	490,888
Bank of Marin Bancorp	3,554	243,449
Bank of the Ozarks, Inc.	4,135	198,687
BankUnited, Inc.	5,506	195,848
Banner Corp.	7,101	435,149
Brookline Bancorp, Inc.	26,820	415,710
Brown & Brown, Inc.	3,710	178,785
Bryn Mawr Bank Corp.	7,644	334,807
Cadence Bancorporation*	2,351	53,885
CBOE Holdings, Inc.	3,750	403,613
Charter Financial Corp.	13,629	252,545
Customers Bancorp, Inc.*	10,914	356,015
Dime Community Bancshares	12,571	270,277
Discover Financial Svcs.	6,728	433,821
Eagle Bancorp, Inc.*	4,326	290,058
East West Bancorp, Inc.	5,770	344,931
Easterly Acquisition Corp.*	23,769	237,690
Ellington Financial LLC	23,527	371,491
Enterprise Financial Svcs. Corp.	8,587	363,659
Everest Re Group Ltd.	1,943	443,762
Fifth Third Bancorp	9,564	267,601
First Connecticut Bancorp, Inc.	6,377	170,585
First Interstate BancSytem, Inc.	9,382	358,862
First Merchants Corp.	6,704	287,803
First Republic Bank/CA	6,252	653,084
Flushing Financial Corp.	8,504	252,739
Glacier Bancorp, Inc.	8,807	332,552
Great Southern Bancorp, Inc.	3,349	186,372
Hanmi Financial Corp.	5,856	181,243
Hartford Financial Svcs. Group, Inc.	12,277	680,514
Heritage Financial Corp.	9,247	272,787
Home Bancshares, Inc.	4,341	109,486
Investors Bancorp, Inc.	18,967	258,710
Janus Henderson Group PLC	5,144	179,217
KeyCorp	23,527	442,778
Lincoln National Corp.	3,761	276,358

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Marlin Business Svcs. Corp.	12,476	358,685
MB Financial, Inc.	5,478	246,620
Moelis & Co. Cl A	8,651	372,426
NMI Hldgs., Inc. Cl A*	32,349	401,128
Northfield Bancorp, Inc.	18,807	326,301
Pinnacle Financial Partners, Inc.	3,543	237,204
Principal Financial Grp., Inc.	4,364	280,780
Progressive Corp.	14,485	701,364
Prosperity Bancshares, Inc.	2,441	160,447
Raymond James Financial, Inc.	5,371	452,936
Reinsurance Grp. of America, Inc.	6,009	838,435
S&T Bancorp, Inc.	5,729	226,754
SEI Investments Co.	6,027	368,009
Selective Insurance Group, Inc.	8,617	464,025
Starwood Property Trust, Inc.	49,887	1,083,546
Stock Yards Bancorp, Inc.	15,153	575,814
SunTrust Banks, Inc.	8,283	495,075
SVB Financial Group*	6,137	1,148,172
Synchrony Financial	3,708	115,133
TriCo Bancshares	4,814	196,171
TriState Capital Hldgs., Inc.*	11,019	252,335
UMB Financial Corp.	2,733	203,581
United Financial Bancorp, Inc.	2,847	52,072
United Insurance Hldgs. Corp.	11,309	184,337
Voya Financial, Inc.	6,253	249,432
Waterstone Financial, Inc.	4,623	90,149
Webster Financial Corp.	10,901	572,848
Zions Bancorporation	1,455	68,647

		24,003,032

HEALTH CARE (5.0%)
Abiomed, Inc.*	2,334	393,512
Acadia Healthcare Co., Inc.*	34,248	1,635,686
ACADIA Pharmaceuticals, Inc.*	5,506	207,411
Acceleron Pharma, Inc.*	3,768	140,622
Agilent Technologies, Inc.	3,667	235,421
Agios Pharmaceuticals, Inc.*	1,957	130,630
Akebia Therapeutics, Inc.*	5,873	115,522
Align Technology, Inc.*	1,559	290,395
Amicus Therapeutics, Inc.*	4,970	74,948
Anika Therapeutics, Inc.*	3,336	193,488
Atrion Corp.	206	138,432
Bard (C.R.), Inc.	1,723	552,222
BioMarin Pharmaceutical, Inc.*	1,443	134,300
BioSpecifics Technologies Corp.*	3,532	164,309
bluebird bio, Inc.*	594	81,586
Boston Scientific Corp.*	19,251	561,552
Catalent, Inc.*	5,427	216,646
Centene Corp.*	4,891	473,302
Chemed Corp.	1,474	297,822
Clovis Oncology, Inc.*	2,521	207,730
Edwards Lifesciences Corp.*	2,244	245,292
Emergent Biosolutions, Inc.*	7,812	315,995
Envision Healthcare Corp.*	5,339	239,989
Exact Sciences Corp.*	6,808	320,793
Hill-Rom Hldgs., Inc.	2,029	150,146
Humana, Inc.	1,842	448,766
ICU Medical, Inc.*	290	53,897
Incyte Corp.*	1,200	140,088
Insulet Corp.*	3,742	206,109
Intersect ENT, Inc.*	5,801	180,701
Intuitive Surgical, Inc.*	258	269,837

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Karyopharm Therapeutics, Inc.*	9,986	109,646
Kindred Healthcare, Inc.	8,888	60,438
Kite Pharma, Inc.*	2,461	442,512
Medicines Co.*	3,792	140,456
Mettler-Toledo Int’l., Inc.*	665	416,396
Neogen Corp.*	2,431	188,305
Neurocrine Biosciences, Inc.*	9,295	569,597
Nevro Corp.*	3,069	278,911
NuVasive, Inc.*	1,447	80,251
Omeros Corp.*	6,959	150,454
Omnicell, Inc.*	9,189	469,098
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	26,099	137,020
Pacira Pharmaceuticals, Inc.*	9,083	341,067
Penumbra, Inc.*	2,109	190,443
Prestige Brands Hldgs., Inc.*	3,120	156,281
Prothena Corp. PLC*	2,869	185,825
Radius Health, Inc.*	2,201	84,849
Repligen Corp.*	4,219	161,672
Sage Therapeutics, Inc.*	2,354	146,654
Supernus Pharmaceuticals, Inc.*	22,816	912,640
TESARO, Inc.*	360	46,476
Ultragenyx Pharmaceutical, Inc.*	2,354	125,374
United Therapeutics Corp.*	729	85,432
WellCare Health Plans, Inc.*	1,650	283,371
West Pharmaceutical Svcs., Inc.	1,146	110,314
Wright Medical Group NV*	13,585	351,444
Zimmer Biomet Hldgs., Inc.	2,317	271,298
Zoetis, Inc.	7,344	468,253

		15,781,642

INDUSTRIALS (6.8%)
Alaska Air Group, Inc.	11,325	863,758
Altra Industrial Motion Corp.	5,197	249,976
AMERCO	593	222,316
Astronics Corp.*	6,029	179,363
AZZ, Inc.	4,543	221,244
BMC Stock Hldgs., Inc.*	24,648	526,235
Builders FirstSource, Inc.*	10,860	195,371
Carlisle Cos., Inc.	5,911	592,815
Copart, Inc.*	7,235	248,667
Covenant Transportation Group Cl A*	7,505	217,494
Daseke, Inc.*	10,665	139,178
Deluxe Corp.	7,341	535,599
Dover Corp.	4,408	402,847
Echo Global Logistics, Inc.*	6,440	121,394
EMCOR Group, Inc.	2,495	173,103
Encore Wire Corp.	7,465	334,245
EnPro Industries, Inc.	7,167	577,159
Flowserve Corp.	5,066	215,761
Fortune Brands Home & Security, Inc.	5,490	369,093
Generac Hldgs., Inc.*	4,743	217,846
GMS, Inc.*	5,020	177,708
Granite Construction, Inc.	16,160	936,472
H&E Equipment Services	5,632	164,454
Healthcare Svcs. Group, Inc.	7,688	414,921
Hyster-Yale Materials Handling, Inc. Cl A	3,841	293,606
ICF International, Inc.*	2,620	141,349
IHS Markit Ltd.*	2,916	128,537
InnerWorkings, Inc.*	16,010	180,113
John Bean Technologies Corp.	2,501	252,851
Kirby Corp.*	7,972	525,754

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

L-3 Communications Corp.	4,933	929,526
Landstar System, Inc.	6,455	643,241
Lincoln Electric Hldgs., Inc.	3,887	356,360
LSC Communications, Inc.	18,850	311,213
Miller Industries, Inc.	19,868	555,311
Mueller Industries, Inc.	28,727	1,004,009
Mueller Water Products, Inc. Cl A	26,172	335,002
NCI Building Systems, Inc.*	13,100	204,360
Old Dominion Freight Line, Inc.	7,697	847,517
Orbital ATK, Inc.	6,398	851,958
Oshkosh Corp.	2,533	209,074
Quanex Building Products Corp.	6,215	142,634
Rockwell Automation, Inc.	3,446	614,112
Rockwell Collins, Inc.	4,957	647,930
Roper Technologies, Inc.	945	230,013
Simpson Manufacturing Co., Inc.	2,625	128,730
Smith (A.O.) Corp.	3,708	220,366
Stanley Black & Decker, Inc.	2,380	359,309
Sun Hydraulics Corp.	7,588	409,752
Teledyne Technologies, Inc.*	2,515	400,338
Trex Co., Inc.*	4,436	399,551
Tutor Perini Corp.*	5,950	168,980
United Rentals, Inc.*	2,842	394,299
Universal Forest Products, Inc.	4,965	487,364
VSE Corp.	6,715	381,815
Wabtec Corp.	3,889	294,592
XPO Logistics, Inc.*	1,020	69,136

		21,415,721

INFORMATION TECHNOLOGY (7.3%)
Acacia Communications, Inc.*	3,615	170,267
Advanced Energy Industries, Inc.*	1,473	118,959
Aerohive Networks, Inc.*	19,700	80,573
Akamai Technologies, Inc.*	3,784	184,356
Ambarella, Inc.*	3,158	154,774
Amphenol Corp. Cl A	5,774	488,711
Analog Devices, Inc.	5,864	505,301
Anixter International, Inc.*	1,398	118,830
Applied Optoelectronics, Inc.*	936	60,531
ARRIS International PLC*	11,796	336,068
Avnet, Inc.	9,365	368,044
Belden, Inc.	2,279	183,528
CA, Inc.	2,864	95,600
Callidus Software, Inc.*	16,091	396,643
Cavium, Inc.*	2,358	155,487
Cirrus Logic, Inc.*	1,321	70,436
Coherent, Inc.*	985	231,642
CommVault Systems, Inc.*	8,384	509,748
Comtech Telecommunications Corp.	12,436	255,311
Conduent, Inc.*	1,542	24,163
Cornerstone OnDemand, Inc.*	3,404	138,236
Cypress Semiconductor Corp.	28,719	431,359
DXC Technology Co.	8,391	720,620
EPAM Systems, Inc.*	4,121	362,360
Euronet Worldwide, Inc.*	4,235	401,436
Everspin Technologies, Inc.*	12,204	208,566
F5 Networks, Inc.*	408	49,188
Fair Isaac Corp.	1,364	191,642
Fidelity Nat’l. Information Svcs., Inc.	6,635	619,643
Five9, Inc.*	7,609	181,855
Global Payments, Inc.	4,649	441,794
Globant S.A.*	3,729	149,421

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Guidewire Software, Inc.*	3,318	258,339
Harris Corp.	2,939	387,007
II-VI, Inc.*	4,432	182,377
Integrated Device Technology, Inc.*	7,059	187,628
KLA-Tencor Corp.	4,175	442,550
Littelfuse, Inc.	1,125	220,365
LogMeIn, Inc.	10,142	1,116,127
Lumentum Hldgs., Inc.*	4,975	270,392
Match Group, Inc.*	4,851	112,495
MAXIMUS, Inc.	3,615	233,168
MaxLinear, Inc. Cl A*	17,541	416,599
Microchip Technology, Inc.	3,162	283,884
MKS Instruments, Inc.	5,221	493,124
Monolithic Power Systems, Inc.	2,381	253,696
New Relic, Inc.*	7,021	349,646
Oclaro, Inc.*	11,661	100,634
Paycom Software, Inc.*	2,707	202,917
Perficient, Inc.*	16,958	333,564
Plexus Corp.*	3,675	206,094
Proofpoint, Inc.*	9,377	817,862
PTC, Inc.*	8,069	454,124
Q2 Hldgs., Inc.*	3,783	157,562
Rapid7, Inc.*	7,812	137,491
Red Hat, Inc.*	3,661	405,858
Richardson Electronics Ltd.	41,267	246,364
Rogers Corp.*	975	129,948
Science Applications Int’l. Corp.	4,136	276,492
Sequans Communications S.A. ADR*	116,661	366,316
Skyworks Solutions, Inc.	4,252	433,279
Splunk, Inc.*	4,729	314,147
Stamps.com, Inc.*	4,802	973,125
Super Micro Computer, Inc.*	2,564	56,664
Symantec Corp.	4,058	133,143
SYNNEX Corp.	2,357	298,184
Synopsys, Inc.*	2,738	220,491
Take-Two Interactive Software, Inc.*	4,538	463,920
Twilio, Inc. Cl A*	3,505	104,624
Vantiv, Inc. Cl A*	5,093	358,904
ViaSat, Inc.*	9,768	628,278
Western Digital Corp.	1,622	140,141
Workday, Inc.*	1,362	143,541
Xerox Corp.	1,926	64,115
Xilinx, Inc.	3,421	242,309
Xperi Corp.	12,431	314,504
Xura, Inc.*	11,415	285,375
Zendisk, Inc.*	12,300	358,053

		22,980,512

MATERIALS (2.6%)
Ashland Global Holdings, Inc.	2,630	171,976
Axalta Coating Systems Ltd.*	14,161	409,536
Berry Global Group, Inc.*	4,560	258,324
Boise Cascade Co.*	7,195	251,106
Crown Hldgs., Inc.*	13,462	803,950
Eastman Chemical Co.	3,793	343,229
Ferro Corp.*	34,546	770,376
Ferroglobe PLC	13,243	174,278
Freeport-McMoRan Copper & Gold, Inc.*	11,223	157,571
Huntsman Corp.	6,856	187,992
International Paper Co.	4,843	275,179
Kaiser Aluminum Corp.	3,841	396,161
Kraton Corporation Inc.*	8,663	350,332

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Minerals Technologies, Inc.	649	45,852
Nucor Corp.	2,273	127,379
Orion Engineered Carbons S.A.	10,762	241,607
Packaging Corp. of America	7,694	882,348
PolyOne Corp.	2,501	100,115
RPM International, Inc.	2,331	119,674
Steel Dynamics, Inc.	18,747	646,209
The Mosaic Co.	2,582	55,745
TimkenSteel Corp.*	11,557	190,691
U.S. Concrete, Inc.*	5,650	431,095
United States Steel Corp.	5,608	143,901
Valvoline, Inc.	7,220	169,309
Vulcan Materials Co.	3,152	376,979
Westlake Chemical Corp.	3,345	277,936

		8,358,850

REAL ESTATE (4.0%)
Alexander’s, Inc.	644	273,114
Apartment Investment & Management Co. Cl A	3,748	164,387
Apple Hospitality REIT, Inc.	4,565	86,324
AvalonBay Communities, Inc.	1,211	216,067
Boston Properties, Inc.	1,385	170,189
Brandywine Realty Trust	10,572	184,904
Camden Property Trust	3,851	352,174
Chatham Lodging Trust	9,106	194,140
Chesapeake Lodging Trust	10,540	284,264
Colony NorthStar, Inc. Cl A	26,475	332,526
Cousins Properties, Inc.	15,987	149,319
CubeSmart	7,052	183,070
DDR Corp.	13,181	120,738
Duke Realty Corp.	33,221	957,429
Easterly Government Pptys.	26,886	555,733
Equity Lifestyle Properties, Inc.	967	82,272
Essex Property Trust, Inc.	1,202	305,344
Extra Space Storage, Inc.	2,564	204,915
Forest City Realty Trust, Inc. Cl A	22,389	571,143
GGP, Inc.	6,873	142,752
Highwoods Properties, Inc.	6,544	340,877
Host Hotels & Resorts, Inc.	19,571	361,868
Kilroy Realty Corp.	10,391	739,008
Life Storage, Inc.	1,593	130,323
Medical Properties Trust, Inc.	15,776	207,139
New York REIT, Inc.	12,358	97,010
Pebblebrook Hotel Trust	6,703	242,246
Pennsylvania REIT	11,635	122,051
ProLogis, Inc.	5,734	363,880
QTS Realty Trust, Inc.	6,471	338,822
Regency Centers Corp.	6,426	398,669
Retail Opportunity Investments Corp.	7,735	147,042
RLJ Lodging Trust	10,006	220,132
SBA Communications Corp. Cl A*	3,349	482,423
Summit Hotel Pptys., Inc.	5,510	88,105
Sun Communities, Inc.	3,945	338,008
Terreno Realty Corp.	21,099	763,362
The GEO Group, Inc.	18,389	494,664
Urstadt Biddle Pptys., Inc. Cl A	5,009	108,695
Vornado Realty Trust	2,968	228,180
Welltower, Inc.	12,099	850,318
Weyerhaeuser Co.	3,596	122,372

		12,715,998

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	4,257	80,457
Level 3 Communications, Inc.*	2,015	107,379
ORBCOMM, Inc.*	52,168	546,199
Shenandoah Telecommunications Co.	13,202	491,114
Zayo Group Hldgs., Inc.*	5,377	185,076

		1,410,225

UTILITIES (2.3%)
AES Corp.	10,071	110,982
Ameren Corp.	4,310	249,290
Avista Corp.	6,324	327,393
Chesapeake Utilities Corp.	4,744	371,218
Consolidated Edison, Inc.	3,341	269,552
Edison International	6,637	512,177
Entergy Corp.	2,661	203,194
Eversource Energy	9,478	572,851
FirstEnergy Corp.	5,754	177,396
Great Plains Energy, Inc.	8,309	251,763
Idacorp, Inc.	3,066	269,593
NiSource, Inc.	15,678	401,200
Northwest Natural Gas Co.	8,386	540,058
NorthWestern Corp.	3,697	210,507
PNM Resources, Inc.	6,464	260,499
Portland General Electric Co.	5,118	233,586
PPL Corp.	6,748	256,087
Public Svc. Enterprise Group, Inc.	6,132	283,605
Sempra Energy	7,030	802,334
UGI Corp.	14,588	683,594
Westar Energy, Inc.	2,878	142,749

		7,129,628

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $113,420,459) 44.1%		138,975,263

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.1%)
Mueller Industries, Inc.	NR	6.00	03/01/27	140,000	144,200

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $140,000) 0.1%					144,200

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	1.10	10/19/17	500,000	499,709

U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	0.65	10/02/17	850,000	849,969

COMMERCIAL PAPER (0.4%)
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	700,000	699,958
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	700,000	699,958

					1,399,916

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,749,594) 0.9%					2,749,594

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	11,885	10,100

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $7,178) 0.0% (2)		10,100

TOTAL ACTIVE ASSETS (Cost: $116,317,231) 45.1%		141,879,157

TOTAL INVESTMENTS (Cost: $221,335,719) 99.5%		313,141,354

OTHER NET ASSETS 0.5%		1,514,894

NET ASSETS 100.0%		$314,656,248

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
AMC Entertainment Hldgs., Inc. Cl A	130,342	1,916,027
Bassett Furniture Industries, Inc.	100,038	3,771,433
Belmond Ltd.*	119,238	1,627,599
Houghton Mifflin Harcourt Co.*	542,976	6,542,861
ILG, Inc.	45,967	1,228,698
MSG Networks, Inc.*	130,257	2,761,448
Playa Hotels & Resorts NV*	397,777	4,148,814
Red Rock Resorts, Inc. Cl A	51,866	1,201,217
Select Comfort Corp.*	240,818	7,477,399
Unifi, Inc.*	117,655	4,192,048

		34,867,544

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	488,357	5,249,838
Orchids Paper Products Co.	202,809	2,855,551
Vector Group Ltd.	169,415	3,467,918

		11,573,307

ENERGY (4.8%)
Abraxas Petroleum Corp.*	598,109	1,124,445
Atwood Oceanics, Inc.*	185,982	1,746,371
Carrizo Oil and Gas, Inc.*	46,896	803,328
CrossAmerica Partners LP	94,906	2,586,189
Gulfport Energy Corp.*	77,288	1,108,310
Matrix Service Co.*	57,557	874,866
Nabors Industries Ltd.	162,979	1,315,241
PBF Energy, Inc.	288,705	7,971,145
PDC Energy, Inc.*	36,912	1,809,795
Range Resources Corp.	131,337	2,570,265
RSP Permian, Inc.*	44,438	1,537,110

		23,447,065

FINANCIALS (29.6%)
American Equity Investment Life Hldg. Co.	162,769	4,733,323
Aspen Insurance Hldgs. Ltd.	97,187	3,926,355
BancFirst Corp.	119,419	6,777,028
Bank of Marin Bancorp	48,157	3,298,755
Banner Corp.	97,571	5,979,151
Brookline Bancorp, Inc.	383,599	5,945,785
Bryn Mawr Bank Corp.	107,594	4,712,617
Cadence Bancorporation*	33,338	764,107
Charter Financial Corp.	186,553	3,456,827
Customers Bancorp, Inc.*	144,725	4,720,930
Dime Community Bancshares	163,876	3,523,334
Eagle Bancorp, Inc.*	59,816	4,010,663
Easterly Acquisition Corp.*	293,383	2,933,830
Ellington Financial LLC	317,835	5,018,615
Enterprise Financial Svcs. Corp.	114,606	4,853,564
First Connecticut Bancorp, Inc.	86,478	2,313,287
First Interstate BancSytem, Inc.	135,184	5,170,788
Flushing Financial Corp.	116,439	3,460,567
Glacier Bancorp, Inc.	118,012	4,456,133
Great Southern Bancorp, Inc.	47,452	2,640,704
Hanmi Financial Corp.	81,176	2,512,397
Home Bancshares, Inc.	92,222	2,325,847
Investors Bancorp, Inc.	263,116	3,588,902
Janus Henderson Group PLC	70,859	2,468,728
Marlin Business Svcs. Corp.	170,864	4,912,340
MB Financial, Inc.	69,596	3,133,212
NMI Hldgs., Inc. Cl A*	443,844	5,503,666
Northfield Bancorp, Inc.	250,909	4,353,271

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Prosperity Bancshares, Inc.	34,255	2,251,581
Selective Insurance Group, Inc.	117,923	6,350,154
Stock Yards Bancorp, Inc.	209,938	7,977,641
SVB Financial Group*	52,726	9,864,502
TriCo Bancshares	64,271	2,619,043
UMB Financial Corp.	33,715	2,511,430
United Financial Bancorp, Inc.	39,523	722,876
Waterstone Financial, Inc.	65,593	1,279,064

		145,071,017

HEALTH CARE (4.4%)
Acadia Healthcare Co., Inc.*	75,014	3,582,669
Emergent Biosolutions, Inc.*	34,837	1,409,157
Envision Healthcare Corp.*	44,487	1,999,691
Kindred Healthcare, Inc.	125,345	852,346
Neurocrine Biosciences, Inc.*	24,171	1,481,199
Pacific Biosciences of CA, Inc.*	357,130	1,874,933
Pacira Pharmaceuticals, Inc.*	36,390	1,366,445
Supernus Pharmaceuticals, Inc.*	176,900	7,076,000
Wright Medical Group NV*	82,129	2,124,677

		21,767,117

INDUSTRIALS (16.4%)
Alaska Air Group, Inc.	31,900	2,433,013
Astronics Corp.*	5,748	171,003
AZZ, Inc.	63,200	3,077,840
BMC Stock Hldgs., Inc.*	160,409	3,424,732
Builders FirstSource, Inc.*	103,241	1,857,306
Covenant Transportation Group Cl A*	72,226	2,093,109
Daseke, Inc.*	151,135	1,972,312
Deluxe Corp.	58,902	4,297,490
EMCOR Group, Inc.	35,305	2,449,461
Encore Wire Corp.	99,240	4,443,471
GMS, Inc.*	71,121	2,517,683
Hyster-Yale Materials Handling, Inc. Cl A	54,550	4,169,802
ICF International, Inc.*	37,138	2,003,595
Kirby Corp.*	53,722	3,542,966
Landstar System, Inc.	30,583	3,047,596
LSC Communications, Inc.	162,633	2,685,071
Miller Industries, Inc.	266,734	7,455,215
Mueller Industries, Inc.	339,083	11,850,946
Orbital ATK, Inc.	37,592	5,005,751
Tutor Perini Corp.*	84,539	2,400,908
Universal Forest Products, Inc.	41,773	4,100,438
VSE Corp.	91,898	5,225,320

		80,225,028

INFORMATION TECHNOLOGY (10.9%)
Aerohive Networks, Inc.*	262,746	1,074,631
Anixter International, Inc.*	18,578	1,579,130
CommVault Systems, Inc.*	37,097	2,255,498
Comtech Telecommunications Corp.	161,666	3,319,003
Cypress Semiconductor Corp.	59,558	894,561
Everspin Technologies, Inc.*	53,795	919,357
LogMeIn, Inc.	27,939	3,074,687
MaxLinear, Inc. Cl A*	128,415	3,049,856
MKS Instruments, Inc.	38,897	3,673,822
Perficient, Inc.*	91,237	1,794,632
Plexus Corp.*	50,645	2,840,172
Proofpoint, Inc.*	55,526	4,842,978
Richardson Electronics Ltd.	533,438	3,184,625
Rogers Corp.*	13,372	1,782,220
Sequans Communications S.A. ADR*	904,166	2,839,081
Stamps.com, Inc.*	27,270	5,526,266

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

SYNNEX Corp.	31,416	3,974,438
ViaSat, Inc.*	24,643	1,585,038
Xperi Corp.	79,735	2,017,296
Xura, Inc.*	128,245	3,206,125

		53,433,416

MATERIALS (4.6%)
Boise Cascade Co.*	98,704	3,444,770
Ferro Corp.*	110,058	2,454,293
Kaiser Aluminum Corp.	51,994	5,362,661
Kraton Corporation Inc.*	122,766	4,964,657
TimkenSteel Corp.*	159,243	2,627,510
U.S. Concrete, Inc.*	23,854	1,820,060
United States Steel Corp.	79,766	2,046,796

		22,720,747

REAL ESTATE (10.8%)
Alexander’s, Inc.	5,175	2,194,666
Chatham Lodging Trust	126,187	2,690,307
Chesapeake Lodging Trust	142,148	3,833,732
Colony NorthStar, Inc. Cl A	361,668	4,542,550
Cousins Properties, Inc.	212,238	1,982,303
Easterly Government Pptys.	207,171	4,282,225
Forest City Realty Trust, Inc. Cl A	283,839	7,240,733
Highwoods Properties, Inc.	89,400	4,656,846
Life Storage, Inc.	22,199	1,816,100
Medical Properties Trust, Inc.	223,289	2,931,785
New York REIT, Inc.	171,187	1,343,818
Pennsylvania REIT	160,461	1,683,236
RLJ Lodging Trust	108,122	2,378,684
Summit Hotel Pptys., Inc.	78,045	1,247,940
Terreno Realty Corp.	107,813	3,900,674
The GEO Group, Inc.	167,061	4,493,941
Urstadt Biddle Pptys., Inc. Cl A	72,334	1,569,648

		52,789,188

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	348,029	3,643,864
Shenandoah Telecommunications Co.	72,068	2,680,930

		6,324,794

UTILITIES (4.1%)
Avista Corp.	87,482	4,528,943
Idacorp, Inc.	41,419	3,641,973
Northwest Natural Gas Co.	39,444	2,540,194
NorthWestern Corp.	48,116	2,739,725
PNM Resources, Inc.	86,586	3,489,416
Portland General Electric Co.	69,121	3,154,682

		20,094,933

TOTAL COMMON STOCKS (Cost: $354,472,185) 96.4%		472,314,156

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	1,655,000	1,704,801

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,655,000) 0.4%					1,704,801

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	1.10	10/19/17	5,000,000	4,997,094

U.S. GOVERNMENT AGENCIES (0.8%)
FHLB	A-1+	0.65	10/02/17	3,975,000	3,974,856

COMMERCIAL PAPER (2.2%)
NIKE, Inc.†	A-1+	1.07	10/04/17	5,000,000	4,999,406
Toyota Motor Credit Corp.	A-1+	1.15	10/17/17	4,000,000	3,997,826
Unilever Capital Corp.†	A-1	1.03	10/03/17	2,000,000	1,999,828

					10,997,060

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $19,969,010) 4.0%					19,969,010

	Shares	Value
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	146,691	124,658

TOTAL WARRANTS (Cost: $88,598) (0.0%) (2)		124,658

TOTAL INVESTMENTS (Cost: $376,184,793) 100.8%		494,112,625

OTHER NET ASSETS -0.8%		(3,734,577)

NET ASSETS 100.0%		$490,378,048

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
AMC Networks, Inc. Cl A*	36,720	2,147,018
American Axle & Mfg. Hldgs., Inc.*	73,074	1,284,641
Belmond Ltd.*	186,279	2,542,708
Bloomin’ Brands, Inc.	215,624	3,794,982
Bright Horizons Family Solutions, Inc.*	39,300	3,388,053
Cooper Tire & Rubber Co.	83,835	3,135,429
Dave & Buster’s Entertainment, Inc.*	57,147	2,999,075
Five Below, Inc.*	168,544	9,249,690
Haverty Furniture Cos., Inc.	234,064	6,120,774
Lions Gate Entertainment Corp. Cl A*	110,555	3,698,065
Lions Gate Entertainment Corp. Cl B*	110,555	3,514,543
Lithia Motors, Inc. Cl A	48,238	5,803,514
Playa Hotels & Resorts NV*	70,450	734,794
Red Rock Resorts, Inc. Cl A	181,712	4,208,450
Select Comfort Corp.*	223,608	6,943,028
Steve Madden Ltd.*	89,868	3,891,284
Thor Industries, Inc.	40,826	5,140,402

		68,596,450

CONSUMER STAPLES (2.2%)
Cal-Maine Foods, Inc.*	47,614	1,956,935
Orchids Paper Products Co.	101,164	1,424,389
Vector Group Ltd.	126,276	2,584,873
WD-40 Co.	46,352	5,186,789

		11,152,986

ENERGY (1.3%)
Gulfport Energy Corp.*	108,967	1,562,587
Matador Resources Co.*	36,094	979,952
Ring Energy, Inc.*	78,991	1,144,580
RPC, Inc.	115,920	2,873,657

		6,560,776

FINANCIALS (6.7%)
AMERISAFE, Inc.	40,925	2,381,835
First Merchants Corp.	95,126	4,083,759
Heritage Financial Corp.	131,182	3,869,869
Moelis & Co. Cl A	122,581	5,277,112
Pinnacle Financial Partners, Inc.	50,061	3,351,584
S&T Bancorp, Inc.	81,244	3,215,638
Starwood Property Trust, Inc.	142,655	3,098,467
TriState Capital Hldgs., Inc.*	157,519	3,607,185
United Insurance Hldgs. Corp.	160,706	2,619,508
Webster Financial Corp.	55,837	2,934,234

		34,439,191

HEALTH CARE (21.9%)
Abiomed, Inc.*	22,404	3,777,314
Acadia Healthcare Co., Inc.*	156,220	7,461,067
ACADIA Pharmaceuticals, Inc.*	40,234	1,515,615
Acceleron Pharma, Inc.*	53,496	1,996,471
Agios Pharmaceuticals, Inc.*	27,887	1,861,457
Akebia Therapeutics, Inc.*	103,993	2,045,542
Amicus Therapeutics, Inc.*	72,135	1,087,796
Anika Therapeutics, Inc.*	45,922	2,663,476
Atrion Corp.	2,947	1,980,384
BioSpecifics Technologies Corp.*	48,397	2,251,428
bluebird bio, Inc.*	8,452	1,160,882
Catalent, Inc.*	76,537	3,055,357
Chemed Corp.	21,065	4,256,183
Clovis Oncology, Inc.*	35,633	2,936,159
Emergent Biosolutions, Inc.*	73,635	2,978,536

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Exact Sciences Corp.*	96,636	4,553,488
ICU Medical, Inc.*	4,134	768,304
Insulet Corp.*	52,941	2,915,990
Intersect ENT, Inc.*	82,424	2,567,508
Karyopharm Therapeutics, Inc.*	141,806	1,557,030
Kite Pharma, Inc.*	34,980	6,289,754
Medicines Co.*	53,850	1,994,604
Neogen Corp.*	34,716	2,689,101
Neurocrine Biosciences, Inc.*	61,345	3,759,222
Nevro Corp.*	43,634	3,965,458
NuVasive, Inc.*	20,585	1,141,644
Omeros Corp.*	99,558	2,152,444
Omnicell, Inc.*	130,493	6,661,668
Pacira Pharmaceuticals, Inc.*	92,598	3,477,055
Penumbra, Inc.*	29,744	2,685,883
Prestige Brands Hldgs., Inc.*	44,451	2,226,551
Prothena Corp. PLC*	40,533	2,625,322
Radius Health, Inc.*	31,297	1,206,499
Repligen Corp.*	60,119	2,303,760
Sage Therapeutics, Inc.*	33,536	2,089,293
Supernus Pharmaceuticals, Inc.*	151,205	6,048,200
Ultragenyx Pharmaceutical, Inc.*	33,427	1,780,322
WellCare Health Plans, Inc.*	23,616	4,055,812
Wright Medical Group NV*	104,776	2,710,555

		113,253,134

INDUSTRIALS (16.4%)
Altra Industrial Motion Corp.	73,787	3,549,155
Astronics Corp.*	79,760	2,372,860
BMC Stock Hldgs., Inc.*	183,736	3,922,764
Covenant Transportation Group Cl A*	32,546	943,183
Deluxe Corp.	41,506	3,028,278
Echo Global Logistics, Inc.*	91,980	1,733,823
EnPro Industries, Inc.	101,830	8,200,370
Generac Hldgs., Inc.*	67,173	3,085,256
Granite Construction, Inc.	130,724	7,575,456
H&E Equipment Services	80,383	2,347,184
Healthcare Svcs. Group, Inc.	109,920	5,932,382
InnerWorkings, Inc.*	227,294	2,557,058
John Bean Technologies Corp.	35,535	3,592,589
Landstar System, Inc.	44,030	4,387,590
Mueller Water Products, Inc. Cl A	359,832	4,605,850
NCI Building Systems, Inc.*	186,162	2,904,127
Quanex Building Products Corp.	82,442	1,892,044
Simpson Manufacturing Co., Inc.	37,589	1,843,365
Sun Hydraulics Corp.	107,856	5,824,224
Teledyne Technologies, Inc.*	35,955	5,723,317
Trex Co., Inc.*	63,391	5,709,627
Universal Forest Products, Inc.	28,974	2,844,088

		84,574,590

INFORMATION TECHNOLOGY (23.7%)
Acacia Communications, Inc.*	51,199	2,411,473
Advanced Energy Industries, Inc.*	21,142	1,707,428
Ambarella, Inc.*	44,805	2,195,893
Applied Optoelectronics, Inc.*	13,295	859,788
ARRIS International PLC*	42,468	1,209,913
Belden, Inc.	32,249	2,597,012
Callidus Software, Inc.*	230,097	5,671,891
Cavium, Inc.*	33,570	2,213,606
Cirrus Logic, Inc.*	18,776	1,001,136
CommVault Systems, Inc.*	80,652	4,903,642
Cornerstone OnDemand, Inc.*	48,372	1,964,387

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Cypress Semiconductor Corp.	89,828	1,349,217
EPAM Systems, Inc.*	58,338	5,129,660
Euronet Worldwide, Inc.*	23,068	2,186,616
Everspin Technologies, Inc.*	119,068	2,034,872
Fair Isaac Corp.	19,341	2,717,411
Five9, Inc.*	108,123	2,584,140
Globant S.A.*	53,042	2,125,393
II-VI, Inc.*	62,906	2,588,582
Integrated Device Technology, Inc.*	100,051	2,659,356
Littelfuse, Inc.	15,910	3,116,451
LogMeIn, Inc.	44,372	4,883,139
Lumentum Hldgs., Inc.*	40,756	2,215,089
MAXIMUS, Inc.	50,666	3,267,957
MaxLinear, Inc. Cl A*	121,077	2,875,579
MKS Instruments, Inc.	35,531	3,355,903
Monolithic Power Systems, Inc.	33,812	3,602,669
New Relic, Inc.*	99,690	4,964,562
Oclaro, Inc.*	165,540	1,428,610
Paycom Software, Inc.*	38,437	2,881,238
Perficient, Inc.*	144,465	2,841,627
Proofpoint, Inc.*	74,237	6,474,951
Q2 Hldgs., Inc.*	53,778	2,239,854
Rapid7, Inc.*	110,089	1,937,566
Science Applications Int’l. Corp.	58,750	3,927,438
Sequans Communications S.A. ADR*	670,026	2,103,882
Stamps.com, Inc.*	20,940	4,243,491
Super Micro Computer, Inc.*	36,381	804,020
Take-Two Interactive Software, Inc.*	28,945	2,959,047
Twilio, Inc. Cl A*	49,763	1,485,426
ViaSat, Inc.*	48,789	3,138,108
Xperi Corp.	97,116	2,457,035
Zendisk, Inc.*	174,972	5,093,435

		122,408,493

MATERIALS (4.7%)
Berry Global Group, Inc.*	64,476	3,652,565
Ferro Corp.*	376,408	8,393,895
Ferroglobe PLC	189,523	2,494,123
Minerals Technologies, Inc.	9,130	645,035
Orion Engineered Carbons S.A.	153,044	3,435,838
PolyOne Corp.	36,198	1,449,006
U.S. Concrete, Inc.*	56,434	4,305,914

		24,376,376

REAL ESTATE (4.1%)
CubeSmart	106,702	2,769,984
Easterly Government Pptys.	171,494	3,544,781
Pebblebrook Hotel Trust	94,730	3,423,542
QTS Realty Trust, Inc.	92,010	4,817,644
Retail Opportunity Investments Corp.	113,532	2,158,243
Terreno Realty Corp.	117,116	4,237,257

		20,951,451

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	382,162	4,001,236
Shenandoah Telecommunications Co.	112,177	4,172,984

		8,174,220

UTILITIES (2.0%)
Chesapeake Utilities Corp.	67,364	5,271,233
Northwest Natural Gas Co.	78,024	5,024,746

		10,295,979

TOTAL COMMON STOCKS (Cost: $398,914,230) 97.9%		504,783,646

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	1.05	10/12/17	4,400,000	4,398,458
U.S. Treasury Bill	A-1+	1.10	10/19/17	4,000,000	3,997,675

					8,396,133

COMMERCIAL PAPER (0.5%)
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	2,600,000	2,599,844

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,995,977) 2.1%					10,995,977

TOTAL INVESTMENTS (Cost: $409,910,207) 100.0%					515,779,623

OTHER NET ASSETS -0.0% (2)					(189,280)

NET ASSETS 100.0%					$515,590,343

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.3%)
Liberty Interactive Corp. Ser. A QVC Group*	17,450	411,297
MSG Networks, Inc.*	21,903	464,344
Ralph Lauren Corp.	5,037	444,717
Select Comfort Corp.*	30,170	936,779
Taylor Morrison Home Corp. Cl A*	12,722	280,520
Wiley (John) & Sons, Inc. Cl A	14,076	753,066

		3,290,723

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A	1,719	342,855
Edgewell Personal Care Co.*	7,604	553,343
Ingredion, Inc.	8,421	1,015,909
Vector Group Ltd.	31,491	644,612

		2,556,719

ENERGY (7.3%)
Andeavor	4,420	455,923
Baker Hughes, a GE Co.	18,432	674,980
Cheniere Energy, Inc.*	15,507	698,435
Hess Corp.	7,538	353,457
MPLX LP	16,998	595,100
Nabors Industries Ltd.	69,463	560,566
Noble Energy, Inc.	26,701	757,240
PBF Energy, Inc.	54,263	1,498,201
Range Resources Corp.	34,765	680,351
Weatherford Int’l. PLC*	49,088	224,823
Williams Cos., Inc.	25,751	772,788

		7,271,864

FINANCIALS (18.8%)
American Financial Group, Inc.	12,849	1,329,229
Ameriprise Financial, Inc.	11,272	1,674,005
Associated Banc-Corp.	50,204	1,217,447
BankUnited, Inc.	23,723	843,827
Discover Financial Svcs.	12,401	799,616
Everest Re Group Ltd.	4,106	937,769
Fifth Third Bancorp	40,116	1,122,446
Hartford Financial Svcs. Group, Inc.	21,415	1,187,033
KeyCorp	103,272	1,943,579
Lincoln National Corp.	15,429	1,133,723
Progressive Corp.	23,743	1,149,636
Reinsurance Grp. of America, Inc.	7,392	1,031,406
Starwood Property Trust, Inc.	34,048	739,523
SVB Financial Group*	9,919	1,855,746
Synchrony Financial	15,793	490,373
Voya Financial, Inc.	27,446	1,094,821
Zions Bancorporation	6,130	289,213

		18,839,392

HEALTH CARE (7.0%)
Acadia Healthcare Co., Inc.*	13,583	648,724
Agilent Technologies, Inc.	16,100	1,033,620
Boston Scientific Corp.*	46,000	1,341,820
Centene Corp.*	7,027	680,003
Envision Healthcare Corp.*	8,940	401,853
Hill-Rom Hldgs., Inc.	8,790	650,460
Humana, Inc.	3,554	865,861
Neurocrine Biosciences, Inc.*	9,860	604,221
Zimmer Biomet Hldgs., Inc.	6,613	774,316

		7,000,878

INDUSTRIALS (16.1%)
Alaska Air Group, Inc.	21,680	1,653,534

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Builders FirstSource, Inc.*	15,170	272,908
Carlisle Cos., Inc.	11,438	1,147,117
Kirby Corp.*	17,344	1,143,837
L-3 Communications Corp.	8,347	1,572,825
Landstar System, Inc.	5,150	513,198
LSC Communications, Inc.	29,860	492,989
Mueller Industries, Inc.	15,200	531,240
Old Dominion Freight Line, Inc.	13,893	1,529,758
Orbital ATK, Inc.	15,847	2,110,187
Oshkosh Corp.	10,661	879,959
Rockwell Collins, Inc.	5,910	772,496
Stanley Black & Decker, Inc.	10,266	1,549,858
United Rentals, Inc.*	12,402	1,720,653
XPO Logistics, Inc.*	4,330	293,487

		16,184,046

INFORMATION TECHNOLOGY (10.6%)
Analog Devices, Inc.	12,223	1,053,256
ARRIS International PLC*	19,334	550,826
Avnet, Inc.	18,235	716,636
CA, Inc.	11,558	385,806
Conduent, Inc.*	6,766	106,023
Cypress Semiconductor Corp.	35,470	532,759
DXC Technology Co.	15,427	1,324,871
F5 Networks, Inc.*	1,906	229,787
Fidelity Nat’l. Information Svcs., Inc.	5,959	556,511
Harris Corp.	9,543	1,256,622
KLA-Tencor Corp.	2,330	246,980
LogMeIn, Inc.	3,520	387,376
PTC, Inc.*	7,380	415,346
Skyworks Solutions, Inc.	2,270	231,313
Stamps.com, Inc.*	5,874	1,190,366
Symantec Corp.	17,673	579,851
Western Digital Corp.	7,122	615,341
Xerox Corp.	8,458	281,567

		10,661,237

MATERIALS (9.9%)
Crown Hldgs., Inc.*	31,585	1,886,256
Eastman Chemical Co.	16,277	1,472,906
Freeport-McMoRan Copper & Gold, Inc.*	49,260	691,610
International Paper Co.	21,259	1,207,936
Nucor Corp.	9,932	556,589
Packaging Corp. of America	20,809	2,386,378
RPM International, Inc.	9,910	508,779
Steel Dynamics, Inc.	28,317	976,087
The Mosaic Co.	10,680	230,581

		9,917,122

REAL ESTATE (13.2%)
Alexander’s, Inc.	1,137	482,190
Apartment Investment & Management Co. Cl A	16,452	721,585
AvalonBay Communities, Inc.	5,202	928,141
Brandywine Realty Trust	46,401	811,553
DDR Corp.	55,483	508,224
Duke Realty Corp.	51,172	1,474,777
Equity Lifestyle Properties, Inc.	4,221	359,123
Forest City Realty Trust, Inc. Cl A	13,055	333,033
GGP, Inc.	30,168	626,589
Host Hotels & Resorts, Inc.	46,595	861,542
Kilroy Realty Corp.	8,734	621,162
ProLogis, Inc.	24,757	1,571,079
Regency Centers Corp.	7,776	482,423
RLJ Lodging Trust	8,525	187,550
The GEO Group, Inc.	28,610	769,609

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Vornado Realty Trust	13,033	1,001,977
Welltower, Inc.	13,332	936,973
Weyerhaeuser Co.	15,789	537,300

		13,214,830

UTILITIES (9.3%)
AES Corp.	41,460	456,889
Ameren Corp.	18,208	1,053,151
Consolidated Edison, Inc.	14,115	1,138,798
Edison International	6,761	521,746
Entergy Corp.	10,621	811,020
Eversource Energy	10,994	664,477
FirstEnergy Corp.	24,306	749,354
Great Plains Energy, Inc.	35,098	1,063,469
PPL Corp.	28,507	1,081,841
Public Svc. Enterprise Group, Inc.	26,919	1,245,004
Westar Energy, Inc.	11,270	558,992

		9,344,741

TOTAL COMMON STOCKS (Cost: $78,147,851) 98.1%		98,281,552

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	43,000	44,290

TOTAL LONG-TERM DEBT SECURITIES (Cost: $43,000) 0.0% (2)					44,290

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	1.10	10/19/17	600,000	599,651

U.S. GOVERNMENT AGENCIES (1.1%) FHLB	A-1+	0.65	10/02/17	1,150,000	1,149,958

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,749,609) 1.7%					1,749,609

TOTAL INVESTMENTS (Cost: $79,940,460) 99.8%					100,075,451

OTHER NET ASSETS 0.2%					153,010

NET ASSETS 100.0%					$100,228,461

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Aaron’s, Inc.	47,326	2,064,833
Adtalem Global Education, Inc.	46,534	1,668,244
AMC Networks, Inc. Cl A*	40,547	2,370,783
American Eagle Outfitters, Inc.	133,612	1,910,652
AutoNation, Inc.*	51,886	2,462,510
Bed Bath & Beyond, Inc.	110,376	2,590,525
Big Lots, Inc.	32,972	1,766,310
Brinker International, Inc.	38,653	1,231,485
Brunswick Corp.	68,239	3,819,337
Buffalo Wild Wings, Inc.*	11,986	1,266,920
Cable One, Inc.	3,625	2,617,685
CalAtlantic Group, Inc.	57,847	2,118,936
Carter’s, Inc.	36,983	3,652,071
Cheesecake Factory, Inc.	34,661	1,459,921
Churchill Downs, Inc.	10,030	2,068,186
Cinemark Hldgs., Inc.	81,911	2,965,997
Cooper Tire & Rubber Co.	40,522	1,515,523
Cracker Barrel Old Country Store, Inc.	18,354	2,782,833
Dana Hldg. Corp.	110,924	3,101,435
Deckers Outdoor Corp.*	23,958	1,638,967
Dick’s Sporting Goods, Inc.	68,277	1,844,162
Dillard’s, Inc. Cl A	17,075	957,395
Domino’s Pizza, Inc.	36,995	7,345,357
Dunkin’ Brands Group, Inc.	71,015	3,769,476
GameStop Corp. Cl A	80,522	1,663,585
Gentex Corp.	218,544	4,327,171
Graham Hldgs. Co. Cl B	3,572	2,089,977
Helen of Troy Ltd.*	21,192	2,053,505
HSN, Inc.	26,358	1,029,280
ILG, Inc.	83,098	2,221,210
International Speedway Corp. Cl A	17,897	644,292
Jack in the Box, Inc.	22,410	2,284,027
KB Home	65,873	1,588,857
Live Nation Entertainment, Inc.*	105,398	4,590,083
Meredith Corp.	30,363	1,685,147
Michaels Stores, Inc.*	88,115	1,891,829
Murphy USA, Inc.*	26,503	1,828,707
New York Times Co. Cl A	98,717	1,934,853
NVR, Inc.*	2,742	7,828,410
Office Depot, Inc.	391,808	1,778,808
Papa John’s Int’l., Inc.	21,012	1,535,347
Polaris Industries, Inc.	45,970	4,809,841
Pool Corp.	32,028	3,464,469
Sally Beauty Hldgs., Inc.*	100,434	1,966,498
Service Corp. International	143,916	4,965,102
Six Flags Entertainment Corp.	62,236	3,792,662
Skechers U.S.A., Inc. Cl A*	104,370	2,618,643
Sotheby’s*	28,757	1,325,985
TEGNA, Inc.	166,397	2,218,072
Tempur Sealy Int’l., Inc.*	35,760	2,307,235
Texas Roadhouse, Inc.	52,031	2,556,803
The Wendy’s Co.	145,332	2,257,006
Thor Industries, Inc.	37,861	4,767,079
Toll Brothers, Inc.	116,608	4,835,734
TRI Pointe Group, Inc.*	118,693	1,639,150
Tupperware Brands Corp.	40,369	2,495,612
Urban Outfitters, Inc.*	61,124	1,460,864
Wiley (John) & Sons, Inc. Cl A	34,905	1,867,418
Williams-Sonoma, Inc.	61,751	3,078,905

		152,391,709

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

CONSUMER STAPLES (3.8%)
Avon Products, Inc.*	353,096	822,714
Boston Beer Co., Inc. Cl A*	6,653	1,039,199
Casey’s General Stores, Inc.	29,816	3,263,361
Dean Foods Co.	69,143	752,276
Edgewell Personal Care Co.*	44,361	3,228,150
Energizer Hldgs., Inc.	48,965	2,254,838
Flowers Foods, Inc.	145,597	2,738,680
Hain Celestial Group, Inc.*	80,601	3,316,731
Ingredion, Inc.	55,916	6,745,706
Lamb Weston Hldgs., Inc.	112,184	5,260,308
Lancaster Colony Corp.	15,064	1,809,488
Nu Skin Enterprises, Inc. Cl A	39,146	2,406,696
Post Hldgs., Inc.*	50,903	4,493,208
Sanderson Farms, Inc.	15,508	2,504,852
Snyder’s-Lance, Inc.	66,175	2,523,915
Sprouts Farmers Market, Inc.*	99,547	1,868,497
Tootsie Roll Industries, Inc.	13,461	511,518
TreeHouse Foods, Inc.*	45,222	3,062,886
United Natural Foods, Inc.*	37,579	1,562,911

		50,165,934

ENERGY (4.0%)
Callon Petroleum Co.*	164,635	1,850,497
CONSOL Energy, Inc.*	161,634	2,738,080
Core Laboratories N.V.	34,058	3,361,525
Diamond Offshore Drilling, Inc.*	48,044	696,638
Dril-Quip, Inc.*	29,215	1,289,842
Energen Corp.*	74,639	4,081,261
Ensco PLC Cl A	227,217	1,356,485
Gulfport Energy Corp.*	131,877	1,891,116
HollyFrontier Corp.	136,878	4,923,502
Matador Resources Co.*	68,019	1,846,716
Murphy Oil Corp.	124,613	3,309,721
Nabors Industries Ltd.	224,713	1,813,434
Oceaneering Int’l., Inc.	77,818	2,044,279
Patterson-UTI Energy, Inc.	164,012	3,434,411
PBF Energy, Inc.	87,356	2,411,899
QEP Resources, Inc.*	191,210	1,638,670
Rowan Companies PLC Cl A*	92,149	1,184,115
SM Energy Co.	81,891	1,452,746
Southwestern Energy Co.*	398,676	2,435,910
Superior Energy Services, Inc.*	114,408	1,221,877
Transocean Ltd.*	304,644	3,277,969
World Fuel Services Corp.	52,855	1,792,313
WPX Energy, Inc.*	312,737	3,596,476

		53,649,482

FINANCIALS (16.6%)
Alleghany Corp.*	12,026	6,662,524
American Financial Group, Inc.	53,499	5,534,472
Aspen Insurance Hldgs. Ltd.	45,671	1,845,108
Associated Banc-Corp.	116,383	2,822,288
BancorpSouth, Inc.	67,957	2,178,022
Bank of Hawaii Corp.	32,404	2,701,197
Bank of the Ozarks, Inc.	95,879	4,606,986
Berkley (W.R.) Corp.	73,577	4,910,529
Brown & Brown, Inc.	90,060	4,339,991
Cathay General Bancorp	59,128	2,376,946
Chemical Financial Corp.	54,905	2,869,335
CNO Financial Group, Inc.	131,444	3,067,903
Commerce Bancshares, Inc.	68,910	3,980,931
Cullen/Frost Bankers, Inc.	45,652	4,333,288
East West Bancorp, Inc.	111,680	6,676,230
Eaton Vance Corp.	88,176	4,353,249
FactSet Research Systems, Inc.	30,587	5,509,025

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Federated Investors, Inc. Cl B	72,802	2,162,219
First American Financial Corp.	85,465	4,270,686
First Horizon National Corp.	179,895	3,444,989
FNB Corp.	247,761	3,476,087
Fulton Financial Corp.	138,374	2,594,513
Genworth Financial, Inc.*	380,025	1,463,096
Hancock Hldg. Co.	66,925	3,242,516
Hanover Insurance Group, Inc.	33,404	3,237,850
Home Bancshares, Inc.	122,468	3,088,643
International Bancshares Corp.	41,316	1,656,772
Janus Henderson Group PLC	140,609	4,898,818
Kemper Corp.	38,484	2,039,652
Legg Mason, Inc.	66,714	2,622,527
MarketAxess Hldgs., Inc.	29,328	5,411,309
MB Financial, Inc.	66,536	2,995,451
Mercury General Corp.	28,955	1,641,459
MSCI, Inc. Cl A	69,342	8,106,080
New York Community Bancorp, Inc.	380,720	4,907,481
Old Republic Int’l. Corp.	188,691	3,715,326
PacWest Bancorp	94,754	4,786,025
Pinnacle Financial Partners, Inc.	57,064	3,820,435
Primerica, Inc.	35,310	2,879,531
Prosperity Bancshares, Inc.	54,746	3,598,455
Reinsurance Grp. of America, Inc.	49,959	6,970,779
RenaissanceRe Hldgs. Ltd.	30,980	4,186,637
SEI Investments Co.	101,087	6,172,372
Signature Bank*	42,605	5,455,144
SLM Corp.*	333,776	3,828,411
Sterling Bancorp	173,748	4,282,888
Stifel Financial Corp.	52,193	2,790,238
SVB Financial Group*	40,969	7,664,890
Synovus Financial Corp.	94,232	4,340,326
TCF Financial Corp.	135,955	2,316,673
Texas Capital Bancshares, Inc.*	39,130	3,357,354
Trustmark Corp.	50,493	1,672,328
UMB Financial Corp.	33,636	2,505,546
Umpqua Hldgs. Corp.	167,270	3,263,438
United Bankshares, Inc.	81,224	3,017,472
Valley National Bancorp	207,522	2,500,640
Washington Federal, Inc.	68,301	2,298,329
Webster Financial Corp.	71,434	3,753,857
Wintrust Financial Corp.	43,126	3,377,197

		222,582,463

HEALTH CARE (7.6%)
Abiomed, Inc.*	32,760	5,523,336
Acadia Healthcare Co., Inc.*	62,851	3,001,764
Akorn, Inc.*	72,707	2,413,145
Allscripts Healthcare Solutions, Inc.*	139,161	1,980,261
Bio-Rad Laboratories, Inc. Cl A*	15,638	3,475,076
Bio-Techne Corp.	28,974	3,502,667
Bioverative, Inc.*	84,466	4,820,475
Catalent, Inc.*	97,707	3,900,463
Charles River Laboratories Int’l., Inc.*	37,009	3,997,712
Endo International PLC*	157,947	1,352,816
Globus Medical, Inc. Cl A*	54,017	1,605,385
Halyard Health, Inc.*	36,166	1,628,555
HealthSouth Corp.	75,815	3,514,025
Hill-Rom Hldgs., Inc.	51,425	3,805,450
INC Research Hldgs., Inc. Cl A*	43,850	2,293,355
LifePoint Health, Inc.*	30,927	1,790,673
LivaNova PLC*	33,083	2,317,795
Mallinckrodt PLC*	76,098	2,843,782
Masimo Corp.*	36,856	3,190,255
Medidata Solutions, Inc.*	45,991	3,590,057

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

MEDNAX, Inc.*	73,566	3,172,166
Molina Healthcare, Inc.*	34,079	2,343,272
NuVasive, Inc.*	38,747	2,148,909
Owens & Minor, Inc.	48,179	1,406,827
Prestige Brands Hldgs., Inc.*	41,987	2,103,129
STERIS PLC	65,508	5,790,907
Teleflex, Inc.	34,964	8,460,234
Tenet Healthcare Corp.*	60,315	990,975
United Therapeutics Corp.*	33,299	3,902,310
WellCare Health Plans, Inc.*	34,199	5,873,336
West Pharmaceutical Svcs., Inc.	57,134	5,499,719

		102,238,831

INDUSTRIALS (15.2%)
AECOM*	123,257	4,537,090
AGCO Corp.	50,522	3,727,008
Avis Budget Group, Inc.*	57,583	2,191,609
Carlisle Cos., Inc.	48,823	4,896,459
Clean Harbors, Inc.*	40,069	2,271,912
Copart, Inc.*	155,279	5,336,939
Crane Co.	40,161	3,212,478
Curtiss-Wright Corp.	33,920	3,545,997
Deluxe Corp.	38,373	2,799,694
Donaldson Co., Inc.	101,515	4,663,599
Dun & Bradstreet Corp.	28,840	3,357,264
Dycom Industries, Inc.*	24,197	2,078,038
EMCOR Group, Inc.	45,188	3,135,143
EnerSys	33,272	2,301,424
Esterline Technologies Corp.*	20,594	1,856,549
GATX Corp.	30,115	1,853,879
Genesee & Wyoming, Inc. Cl A*	47,081	3,484,465
Graco, Inc.	43,154	5,337,718
Granite Construction, Inc.	31,415	1,820,499
HNI Corp.	33,691	1,397,166
Hubbell, Inc.	42,488	4,929,458
Huntington Ingalls Industries, Inc.	35,253	7,982,689
IDEX Corp.	59,543	7,232,688
ITT, Inc.	69,593	3,080,882
JetBlue Airways Corp*	254,676	4,719,146
KBR, Inc.	107,815	1,927,732
Kennametal, Inc.	60,847	2,454,568
Kirby Corp.*	41,821	2,758,095
KLX, Inc.*	39,218	2,075,809
Knight-Swift Transportation Hldgs., Inc.*	98,966	4,112,037
Landstar System, Inc.	32,201	3,208,830
Lennox International, Inc.	29,470	5,274,246
Lincoln Electric Hldgs., Inc.	47,704	4,373,503
Manpowergroup, Inc.	52,204	6,150,675
Miller (Herman), Inc.	47,821	1,716,774
MSA Safety, Inc.	25,557	2,032,037
MSC Industrial Direct Co., Inc. Cl A	35,211	2,660,895
Nordson Corp.	39,308	4,657,998
NOW, Inc.*	79,471	1,097,495
Old Dominion Freight Line, Inc.	53,128	5,849,924
Orbital ATK, Inc.	45,156	6,012,973
Oshkosh Corp.	57,773	4,768,583
Pitney Bowes, Inc.	145,573	2,039,478
Regal Beloit Corp.	34,642	2,736,718
Rollins, Inc.	74,683	3,445,874
Ryder System, Inc.	41,624	3,519,309
Teledyne Technologies, Inc.*	27,776	4,421,384
Terex Corp.	64,245	2,892,310
The Brink’s Co.	38,999	3,285,666
Timken Co.	54,464	2,644,227
Toro Co.	82,750	5,135,465

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Trinity Industries, Inc.	116,718	3,723,304
Valmont Industries, Inc.	17,632	2,787,619
Wabtec Corp.	67,296	5,097,672
Watsco, Inc.	23,966	3,860,204
Werner Enterprises, Inc.	33,107	1,210,061
Woodward, Inc.	43,656	3,388,142

		203,069,400

INFORMATION TECHNOLOGY (16.8%)
3D Systems Corp.*	91,963	1,231,385
ACI Worldwide, Inc.*	89,063	2,028,855
Acxiom Corp.*	59,071	1,455,509
ARRIS International PLC*	135,869	3,870,908
Arrow Electronics, Inc.*	68,803	5,532,449
Avnet, Inc.	95,080	3,736,644
Belden, Inc.	33,605	2,706,211
Blackbaud, Inc.	37,669	3,307,338
Broadridge Financial Solutions, Inc.	90,791	7,337,729
Brocade Communications Systems, Inc.	322,262	3,851,031
Cars.com, Inc.*	57,741	1,536,488
CDK Global, Inc.	101,236	6,386,979
Ciena Corp.*	109,826	2,412,877
Cirrus Logic, Inc.*	50,237	2,678,637
Cognex Corp	66,540	7,338,031
Coherent, Inc.*	18,944	4,455,060
CommVault Systems, Inc.*	33,034	2,008,467
Convergys Corp.	73,010	1,890,229
CoreLogic, Inc.*	65,148	3,011,141
Cree, Inc.*	76,673	2,161,412
Cypress Semiconductor Corp.	253,241	3,803,680
Diebold Nixdorf, Inc.	59,743	1,365,128
DST Systems, Inc.	46,250	2,538,200
Fair Isaac Corp.	23,599	3,315,660
First Solar, Inc.*	64,430	2,956,048
Fortinet, Inc.*	115,410	4,136,294
Henry (Jack) & Associates, Inc.	59,774	6,144,169
Integrated Device Technology, Inc.*	101,234	2,690,800
InterDigital, Inc.	27,619	2,036,901
IPG Photonics Corp.*	28,919	5,351,750
j2 Global, Inc.	37,826	2,794,585
Jabil Circuit, Inc.	139,987	3,996,629
Keysight Technologies, Inc.*	143,797	5,990,583
Knowles Corp.*	67,346	1,028,373
Leidos Hldgs., Inc.	110,643	6,552,278
Littelfuse, Inc.	17,775	3,481,767
LogMeIn, Inc.	40,944	4,505,887
Manhattan Associates, Inc.*	54,403	2,261,533
MAXIMUS, Inc.	50,031	3,227,000
Microsemi Corp.*	88,877	4,575,388
Monolithic Power Systems, Inc.	29,190	3,110,195
National Instruments Corp.	84,259	3,553,202
NCR Corp.*	92,583	3,473,714
NetScout Systems, Inc.*	69,876	2,260,489
Plantronics, Inc.	26,459	1,170,017
PTC, Inc.*	90,156	5,073,980
Sabre Corp.	159,246	2,882,353
Science Applications Int’l. Corp.	34,758	2,323,572
Silicon Laboratories, Inc.*	32,071	2,562,473
Synaptics, Inc.*	27,495	1,077,254
SYNNEX Corp.	22,934	2,901,380
Take-Two Interactive Software, Inc.*	82,198	8,403,101
Tech Data Corp.*	26,689	2,371,318
Teradata Corp.*	98,288	3,321,152
Teradyne, Inc.	152,657	5,692,580
Trimble Navigation Ltd.*	195,086	7,657,126

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Tyler Technologies, Inc.*	26,916	4,691,997
Ultimate Software Group, Inc.*	21,920	4,156,032
VeriFone Systems, Inc.*	84,744	1,718,608
Versum Materials, Inc.	82,803	3,214,412
ViaSat, Inc.*	41,066	2,641,365
Vishay Intertechnology, Inc.	105,299	1,979,621
WEX, Inc.*	30,897	3,467,261
Zebra Technologies Corp. Cl A*	40,675	4,416,492

		225,809,727

MATERIALS (7.0%)
Allegheny Technologies, Inc.	83,755	2,001,745
AptarGroup, Inc.	49,276	4,253,012
Ashland Global Holdings, Inc.	47,698	3,118,972
Bemis Co., Inc.	70,350	3,205,850
Cabot Corp.	47,602	2,656,192
Carpenter Technology Corp.	37,420	1,797,283
Commercial Metals Co.	92,962	1,769,067
Compass Minerals Int’l., Inc.	25,564	1,659,104
Domtar Corp.	48,011	2,083,197
Eagle Materials, Inc.	37,513	4,002,637
Greif, Inc. Cl A	19,945	1,167,580
Louisiana-Pacific Corp.*	113,708	3,079,213
Minerals Technologies, Inc.	26,404	1,865,443
NewMarket Corp.	7,211	3,070,083
Olin Corp.	128,160	4,389,480
Owens-Illinois, Inc.*	124,337	3,128,319
PolyOne Corp.	64,537	2,583,416
Reliance Steel & Aluminum Co.	56,058	4,269,938
Royal Gold, Inc.	51,008	4,388,728
RPM International, Inc.	103,325	5,304,706
Scotts Miracle-Gro Co. Cl A	31,906	3,105,730
Sensient Technologies Corp.	33,745	2,595,665
Silgan Hldgs., Inc.	55,968	1,647,138
Sonoco Products Co.	77,998	3,934,999
Steel Dynamics, Inc.	188,313	6,491,149
The Chemours Co.	144,076	7,291,686
United States Steel Corp.	133,765	3,432,410
Valvoline, Inc.	157,842	3,701,395
Worthington Industries, Inc.	34,552	1,589,392

		93,583,529

REAL ESTATE (9.4%)
Alexander & Baldwin, Inc.	36,898	1,709,484
American Campus Communities, Inc.	105,188	4,644,050
Camden Property Trust	72,255	6,607,720
CoreCivic, Inc.	91,251	2,442,789
CoreSite Realty Corp.	26,562	2,972,288
Corporate Office Pptys. Trust	77,663	2,549,676
Cousins Properties, Inc.	330,888	3,090,494
CyrusOne, Inc.	70,107	4,131,406
DCT Industrial Trust, Inc.	72,952	4,225,380
Douglas Emmett, Inc.	117,847	4,645,529
Education Realty Trust, Inc.	57,771	2,075,712
EPR Properties	49,608	3,459,662
First Industrial Realty Trust, Inc.	93,508	2,813,656
Healthcare Realty Trust	97,457	3,151,759
Highwoods Properties, Inc.	80,700	4,203,663
Hospitality Properties Trust	126,675	3,608,971
JBG SMITH Properties*	72,707	2,487,306
Jones Lang LaSalle, Inc.	34,822	4,300,517
Kilroy Realty Corp.	76,924	5,470,835
Lamar Advertising Co. Cl A	65,542	4,491,593
LaSalle Hotel Pptys.	88,238	2,560,667
Liberty Property Trust	116,033	4,764,315
Life Storage, Inc.	36,205	2,961,931

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Mack-Cali Realty Corp.	71,450	1,694,080
Medical Properties Trust, Inc.	282,202	3,705,312
National Retail Pptys., Inc.	115,680	4,819,229
Omega Healthcare Investors, Inc.	151,304	4,828,111
Potlatch Corp.	31,623	1,612,773
Quality Care Properties, Inc.*	71,238	1,104,189
Rayonier, Inc.	99,494	2,874,382
Sabra Health Care REIT, Inc.	136,507	2,994,964
Senior Housing Pptys. Trust	184,977	3,616,300
Tanger Factory Outlet Centers, Inc.	76,550	1,869,351
Taubman Centers, Inc.	48,533	2,412,090
The GEO Group, Inc.	95,365	2,565,319
Uniti Group, Inc.*	128,660	1,886,156
Urban Edge Pptys.	80,740	1,947,449
Washington Prime Group, Inc.	151,236	1,259,796
Weingarten Realty Investors	92,036	2,921,223

		125,480,127

TELECOMMUNICATION SERVICES (0.2%)
Frontier Communications Corp.	57,919	682,865
Telephone & Data Systems, Inc.	71,524	1,994,804

		2,677,669

UTILITIES (5.4%)
Aqua America, Inc.	138,525	4,597,645
Atmos Energy Corp.	83,072	6,964,756
Black Hills Corp.	42,162	2,903,697
Great Plains Energy, Inc.	169,358	5,131,547
Hawaiian Electric Industries, Inc.	82,858	2,764,971
Idacorp, Inc.	39,539	3,476,664
MDU Resources Group, Inc.	150,594	3,907,914
National Fuel Gas Co.	66,189	3,746,959
New Jersey Resources Corp.	67,744	2,855,410
NorthWestern Corp.	38,648	2,200,617
OGE Energy Corp.	154,052	5,550,494
ONE Gas, Inc.	40,587	2,988,827
PNM Resources, Inc.	63,028	2,540,028
Southwest Gas Corp.	36,456	2,829,715
UGI Corp.	136,093	6,377,318
Vectren Corp.	64,342	4,231,773
Westar Energy, Inc.	110,181	5,464,978
WGL Hldgs., Inc.	40,619	3,420,120

		71,953,433

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,002,054,365) 97.4%		1,303,602,304

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.97	12/07/17	9,000,000	8,983,509
U.S. Treasury Bill (1)	A-1+	1.05	10/12/17	4,700,000	4,698,353

					13,681,862

COMMERCIAL PAPER (1.8%)
NIKE, Inc.†	A-1+	1.07	10/04/17	6,400,000	6,399,239
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	6,000,000	5,999,640
Toyota Motor Credit Corp.	A-1+	1.15	10/17/17	7,000,000	6,996,196
Unilever Capital Corp.†	A-1	1.03	10/03/17	5,000,000	4,999,571

					24,394,646

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $38,076,508) 2.8%					38,076,508

TOTAL INVESTMENTS (Cost: $1,040,130,873) 100.2%					1,341,678,812

OTHER NET ASSETS -0.2%					(2,816,804)

NET ASSETS 100.0%					$1,338,862,008

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.0%)
iShares Core MSCI EAFE ETF	374,019	24,012,020
iShares Core MSCI Europe ETF	393,284	19,538,349
iShares Core MSCI Pacific ETF	177,010	9,999,295
iShares Edge MSCI Emerging Markets ETF	239,149	13,894,557
iShares MSCI EAFE ETF	2,653,851	181,735,716
iShares MSCI EAFE Growth ETF	476,057	36,849,192
iShares MSCI EAFE Small-Cap ETF	177,935	11,026,632
iShares MSCI EAFE Value ETF	665,682	36,339,580
Vanguard FTSE Developed Markets ETF	2,129,980	92,462,432
Vanguard FTSE Europe ETF	424,630	24,768,668
Vanguard FTSE Pacific ETF	220,480	15,036,736

		465,663,177

TOTAL COMMON STOCKS (Cost: $409,363,662) 95.0%		465,663,177

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	1.05	10/12/17	2,000,000	1,999,299
U.S. Treasury Bill	A-1+	1.10	10/19/17	4,000,000	3,997,675

					5,996,974

U.S. GOVERNMENT AGENCIES (0.7%)
FHLB	A-1+	0.65	10/02/17	3,425,000	3,424,876

COMMERCIAL PAPER (3.1%)
NIKE, Inc.†	A-1+	1.07	10/04/17	5,000,000	4,999,406
Toyota Motor Credit Corp.	A-1+	1.15	10/17/17	5,000,000	4,997,283
Unilever Capital Corp.†	A-1	1.03	10/03/17	5,000,000	4,999,571

					14,996,260

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,418,110) 5.0%					24,418,110

TOTAL INVESTMENTS (Cost: $433,781,772) 100.0%					490,081,287

OTHER NET ASSETS -0.0% (2)					(2,555)

NET ASSETS 100.0%					$490,078,732

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.6%)
Amazon.com, Inc.*	1,384	1,330,508
Comcast Corp. Cl A	48,645	1,871,860
Foot Locker, Inc.	24,535	864,123
Ford Motor Co.	62,100	743,337
Home Depot, Inc.	18,404	3,010,158
Ross Stores, Inc.	19,656	1,269,188
Royal Caribbean Cruises Ltd.	9,197	1,090,212
Whirlpool Corp.	7,980	1,471,831
Wyndham Worldwide Corp.	5,611	591,456

		12,242,673

CONSUMER STAPLES (2.4%)
Kimberly-Clark Corp.	6,028	709,375
PepsiCo, Inc.	15,685	1,747,780
Walgreens Boots Alliance, Inc.	25,786	1,991,195

		4,448,350

ENERGY (5.0%)
Anadarko Petroleum Corp.	13,030	636,516
Baker Hughes, a GE Co.	34,093	1,248,486
Chevron Corp.	13,719	1,611,983
Cimarex Energy Co.	5,225	593,926
Marathon Petroleum Corp.	30,700	1,721,656
Noble Energy, Inc.	24,315	689,573
Pioneer Natural Resources Co.	5,486	809,404
Range Resources Corp.	30,794	602,639
Williams Cos., Inc.	47,376	1,421,754

		9,335,937

FINANCIALS (7.8%)
American Int’l. Group, Inc.	19,660	1,206,927
Citigroup, Inc.	30,385	2,210,205
CME Group, Inc.	11,064	1,501,164
Comerica, Inc.	14,366	1,095,551
JPMorgan Chase & Co.	28,544	2,726,237
KeyCorp	65,144	1,226,010
Morgan Stanley	24,486	1,179,491
PNC Financial Svcs. Grp., Inc.	10,410	1,402,956
Principal Financial Grp., Inc.	9,427	606,533
Synchrony Financial	38,962	1,209,770

		14,364,844

HEALTH CARE (7.9%)
AbbVie, Inc.	31,562	2,804,599
Aetna, Inc.	6,834	1,086,674
Bristol-Myers Squibb Co.	25,270	1,610,710
Celgene Corp.*	14,038	2,047,021
Gilead Sciences, Inc.	20,290	1,643,896
Humana, Inc.	2,837	691,178
Johnson & Johnson	16,751	2,177,798
UnitedHealth Group, Inc.	12,662	2,479,853

		14,541,729

INDUSTRIALS (5.3%)
Boeing Co.	10,391	2,641,496
Delta Air Lines, Inc.	28,796	1,388,543
FedEx Corp.	6,235	1,406,491
Ingersoll-Rand PLC	16,984	1,514,463
L-3 Communications Corp.	7,564	1,425,285
Lockheed Martin Corp.	4,633	1,437,574

		9,813,852

INFORMATION TECHNOLOGY (15.3%)
Activision Blizzard, Inc.	11,459	739,220

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Alphabet, Inc. Cl A*	3,137	3,054,560
Apple, Inc.	33,759	5,202,932
Applied Materials, Inc.	16,537	861,412
Broadcom Ltd.	9,045	2,193,774
Cisco Systems, Inc.	39,798	1,338,407
Corning, Inc.	57,174	1,710,646
DXC Technology Co.	10,584	908,954
Lam Research Corp.	7,690	1,422,958
Microsoft Corp.	56,672	4,221,497
Oracle Corp.	45,209	2,185,855
Skyworks Solutions, Inc.	5,942	605,490
TE Connectivity Ltd.	16,765	1,392,501
Total System Services, Inc.	15,578	1,020,359
Western Digital Corp.	17,270	1,492,128

		28,350,693

MATERIALS (2.5%)
Avery Dennison Corp.	12,123	1,192,176
Eastman Chemical Co.	12,774	1,155,919
International Paper Co.	24,109	1,369,873
Newmont Mining Corp.	10,366	388,829
Nucor Corp.	10,561	591,838

		4,698,635

REAL ESTATE (1.9%)
American Tower Corp.	13,731	1,876,753
Essex Property Trust, Inc.	1,205	306,106
ProLogis, Inc.	9,049	574,250
Simon Property Group, Inc.	4,795	772,043

		3,529,152

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	47,936	905,990

UTILITIES (1.6%)
NextEra Energy, Inc.	10,950	1,604,723
Sempra Energy	12,008	1,370,473

		2,975,196

TOTAL COMMON STOCKS (Cost: $85,639,457) 56.8%		105,207,051

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.9%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	487,227
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	713,086
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	493,164
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	779,594
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	745,137
U.S. Treasury Note	AA+	2.25	02/15/27	350,000	347,881
U.S. Treasury Note	AA+	2.25	08/15/27	500,000	496,602
U.S. Treasury Note	AA+	2.38	05/15/27	900,000	903,727
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,536,043
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,589,500
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,078,630

					20,170,591

U.S. GOVERNMENT AGENCIES (12.3%)
MORTGAGE-BACKED OBLIGATIONS (12.0%)
FHLMC	AA+	2.50	09/01/27	235,585	238,904
FHLMC	AA+	3.00	06/01/27	155,133	159,637
FHLMC	AA+	3.00	08/01/27	139,066	143,028
FHLMC	AA+	3.00	10/15/37	204,663	209,633

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FHLMC	AA+	3.00	11/01/42	222,114	224,376
FHLMC	AA+	3.00	04/01/43	269,815	272,285
FHLMC	AA+	3.50	01/01/43	307,531	318,767
FHLMC	AA+	3.50	06/01/45	353,395	366,283
FHLMC	AA+	3.50	07/01/45	418,592	434,971
FHLMC	AA+	3.50	09/01/47	600,000	619,314
FHLMC	AA+	4.00	02/01/25	31,453	32,960
FHLMC	AA+	4.00	03/01/41	141,921	150,003
FHLMC	AA+	4.00	07/01/41	182,278	194,731
FHLMC	AA+	4.00	11/01/42	132,021	140,100
FHLMC	AA+	4.00	01/01/43	240,712	255,887
FHLMC	AA+	4.00	01/01/44	243,012	257,848
FHLMC	AA+	4.00	10/01/44	197,281	207,798
FHLMC	AA+	4.00	06/01/45	344,329	365,566
FHLMC	AA+	4.50	08/01/34	30,933	33,265
FHLMC	AA+	4.50	08/15/35	30,141	31,731
FHLMC	AA+	4.50	02/01/44	225,285	241,530
FHLMC	AA+	5.00	02/01/26	17,994	19,541
FHLMC	AA+	5.00	10/01/40	235,441	257,229
FHLMC	AA+	5.50	07/01/32	35,512	39,439
FHLMC	AA+	5.50	05/01/33	43,367	47,832
FHLMC	AA+	5.50	06/01/37	102,138	114,402
FHLMC	AA+	6.00	03/15/32	33,749	36,824
FHLMC ARM	AA+	2.76	02/01/36	28,754	30,308
FHLMC ARM	AA+	2.93	05/01/37	21,158	22,129
FHLMC ARM	AA+	3.40	03/01/37	6,337	6,640
FHLMC ARM	AA+	3.61	04/01/37	31,049	32,771
FHLMC ARM	AA+	4.65	09/01/39	20,837	21,586
FHLMC Strip	AA+	3.00	01/15/43	304,096	301,845
FNMA	AA+	2.40	05/01/43	334,188	337,555
FNMA	AA+	2.68	12/01/26	300,000	294,726
FNMA	AA+	2.91	07/01/27	299,171	299,987
FNMA	AA+	3.00	06/01/33	294,804	302,484
FNMA	AA+	3.00	09/01/33	250,997	257,539
FNMA	AA+	3.00	12/01/42	294,042	293,899
FNMA	AA+	3.00	01/01/43	621,317	626,788
FNMA	AA+	3.00	02/01/43	171,897	173,055
FNMA	AA+	3.00	03/01/43	348,554	351,596
FNMA	AA+	3.00	09/01/43	351,087	354,089
FNMA	AA+	3.50	03/25/28	265,931	274,174
FNMA	AA+	3.50	08/01/38	221,731	229,875
FNMA	AA+	3.50	10/01/41	149,382	154,077
FNMA	AA+	3.50	11/01/41	266,394	275,880
FNMA	AA+	3.50	12/01/41	248,470	256,278
FNMA	AA+	3.50	04/01/42	285,477	293,317
FNMA	AA+	3.50	04/01/42	410,189	424,697
FNMA	AA+	3.50	08/01/42	243,984	252,419
FNMA	AA+	3.50	10/01/42	229,415	237,080
FNMA	AA+	3.50	08/01/43	452,807	468,923
FNMA	AA+	3.50	08/01/43	376,292	389,826
FNMA	AA+	3.50	01/01/44	96,635	98,639
FNMA	AA+	3.50	04/01/45	319,996	331,474
FNMA	AA+	3.50	06/01/45	877,043	909,045
FNMA	AA+	4.00	05/01/19	10,894	11,265
FNMA	AA+	4.00	07/25/26	364,874	393,151
FNMA	AA+	4.00	01/01/31	164,252	174,451
FNMA	AA+	4.00	11/01/40	146,631	155,065
FNMA	AA+	4.00	05/01/41	159,041	166,986
FNMA	AA+	4.00	11/01/45	370,085	392,861
FNMA	AA+	4.00	02/01/47	288,820	305,710
FNMA	AA+	4.50	05/01/18	2,530	2,587

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	4.50	05/01/30	55,336	59,574
FNMA	AA+	4.50	04/01/31	71,949	77,477
FNMA	AA+	4.50	08/01/33	30,125	32,461
FNMA	AA+	4.50	09/01/33	60,951	65,682
FNMA	AA+	4.50	06/01/34	48,158	51,795
FNMA	AA+	4.50	08/01/35	37,438	40,364
FNMA	AA+	4.50	12/01/35	37,997	40,953
FNMA	AA+	4.50	05/01/39	61,722	67,196
FNMA	AA+	4.50	05/01/39	94,459	102,963
FNMA	AA+	4.50	05/01/40	104,227	112,531
FNMA	AA+	4.50	10/01/40	544,579	589,365
FNMA	AA+	5.00	04/01/18	6,203	6,347
FNMA	AA+	5.00	06/01/33	62,990	69,404
FNMA	AA+	5.00	10/01/33	67,666	75,030
FNMA	AA+	5.00	11/01/33	42,305	46,615
FNMA	AA+	5.00	11/01/33	176,671	194,679
FNMA	AA+	5.00	03/01/34	23,284	25,657
FNMA	AA+	5.00	04/01/34	37,674	41,767
FNMA	AA+	5.00	09/01/35	21,057	23,062
FNMA	AA+	5.00	11/25/35	85,486	92,283
FNMA	AA+	5.00	08/01/37	168,926	185,377
FNMA	AA+	5.00	05/01/39	71,947	77,835
FNMA	AA+	5.00	06/01/40	42,159	46,110
FNMA	AA+	5.50	03/01/34	11,102	12,279
FNMA	AA+	5.50	05/01/34	139,152	155,852
FNMA	AA+	5.50	07/01/34	45,325	50,715
FNMA	AA+	5.50	09/01/34	20,448	22,893
FNMA	AA+	5.50	09/01/34	63,990	71,362
FNMA	AA+	5.50	10/01/34	22,602	25,086
FNMA	AA+	5.50	02/01/35	35,591	39,854
FNMA	AA+	5.50	02/01/35	54,620	61,428
FNMA	AA+	5.50	08/01/35	14,651	16,259
FNMA	AA+	5.50	08/01/37	8,387	9,286
FNMA	AA+	5.50	11/01/38	6,084	6,376
FNMA	AA+	5.50	06/01/48	17,532	18,824
FNMA	AA+	6.00	12/25/49	44,363	50,103
FNMA	AA+	6.00	05/01/23	16,534	18,597
FNMA	AA+	6.00	04/01/32	4,926	5,541
FNMA	AA+	6.00	05/01/32	12,709	14,473
FNMA	AA+	6.00	04/01/33	89,695	102,452
FNMA	AA+	6.00	05/01/33	47,981	53,970
FNMA	AA+	6.00	06/01/34	19,610	22,346
FNMA	AA+	6.00	09/01/34	12,753	14,424
FNMA	AA+	6.00	10/01/34	25,234	28,393
FNMA	AA+	6.00	12/01/36	32,014	36,424
FNMA	AA+	6.00	01/01/37	36,315	41,277
FNMA	AA+	6.00	04/01/37	8,306	8,711
FNMA	AA+	6.00	05/01/37	6,712	7,223
FNMA	AA+	6.00	06/01/37	5,769	6,043
FNMA	AA+	6.00	10/25/44	89,427	101,904
FNMA	AA+	6.00	02/25/47	79,899	90,798
FNMA	AA+	6.50	05/01/32	23,966	26,557
FNMA	AA+	6.50	05/01/32	7,761	8,601
FNMA	AA+	6.50	07/01/32	3,865	4,283
FNMA	AA+	6.50	07/01/34	26,059	29,136
FNMA	AA+	6.50	05/01/37	19,855	20,670
FNMA	AA+	6.50	09/01/37	10,675	11,829
FNMA	AA+	7.00	09/01/31	14,363	15,851
FNMA	AA+	7.00	04/01/32	4,052	4,368
FNMA	AA+	7.50	06/01/31	5,038	5,747
FNMA	AA+	7.50	02/01/32	4,543	5,051

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	7.50	06/01/32	4,434	5,240
FNMA	AA+	8.00	04/01/32	1,522	1,611
FNMA Strip	AA+	3.00	08/25/42	246,382	248,434
GNMA (3)	AA+	4.00	08/15/41	183,930	195,089
GNMA (3)	AA+	4.00	01/15/42	231,563	245,343
GNMA (3)	AA+	4.00	08/20/42	160,634	169,652
GNMA (3)	AA+	4.50	04/20/31	87,393	94,165
GNMA (3)	AA+	4.50	10/15/40	160,684	175,466
GNMA (3)	AA+	4.50	10/20/43	306,903	332,500
GNMA (3)	AA+	5.00	10/15/24	189,414	206,750
GNMA (3)	AA+	5.00	04/15/39	133,101	148,675
GNMA (3)	AA+	5.00	06/20/39	155,296	168,504
GNMA (3)	AA+	5.00	11/15/39	79,301	87,275
GNMA (3)	AA+	6.50	04/15/31	1,901	2,098
GNMA (3)	AA+	6.50	10/15/31	2,937	3,425
GNMA (3)	AA+	6.50	12/15/31	1,478	1,631
GNMA (3)	AA+	6.50	05/15/32	7,076	7,809
GNMA (3)	AA+	7.00	05/15/31	2,724	3,177
GNMA (3)	AA+	7.00	05/15/32	683	702
Small Business Administration (3)	AA+	2.81	06/01/37	1,350,000	1,354,294
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	134,151	141,608

					22,261,622

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	479,804

CORPORATE DEBT (15.0%)
CONSUMER DISCRETIONARY (2.8%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	104,777
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	291,084
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	261,882
Coach, Inc.	BBB-	4.25	04/01/25	100,000	103,090
Dollar General Corp.	BBB	3.25	04/15/23	300,000	306,600
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	273,164
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	321,750
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	300,000	311,040
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	242,598
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	103,501
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	309,392
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	203,696
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,590
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	356,658
Mattel, Inc.	BBB-	3.15	03/15/23	350,000	344,540
NVR, Inc.	BBB+	3.95	09/15/22	300,000	313,200
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,280
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	264,900
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	313,250
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	369,810
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	344,534

					5,269,336

CONSUMER STAPLES (0.9%)
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	293,563
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	266,753
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	414,616
Sysco Corp.	BBB+	2.60	06/12/22	300,000	300,579
Sysco Corp.	BBB+	3.75	10/01/25	100,000	103,837
Whole Foods Market, Inc.	A+	5.20	12/03/25	300,000	344,446

					1,723,794

ENERGY (1.5%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	315,754
Energen Corp.	BB	4.63	09/01/21	250,000	253,750
EQT Corp.	BBB	4.88	11/15/21	210,000	227,287

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	340,259
Noble Corp.	BB-	7.50	03/15/19	800,000	824,000
Rowan Companies PLC	B+	4.88	06/01/22	300,000	281,250
Seacor Hldgs., Inc.	NR	7.38	10/01/19	250,000	254,375
TechnipFMC PLC†	BBB+	2.00	10/01/17	250,000	250,000

					2,746,675

FINANCIALS (3.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	319,386
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	326,193
American Express Co.	BBB	3.63	12/05/24	250,000	258,069
Bank of America Corp.	BBB	3.95	04/21/25	300,000	308,737
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	268,844
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	273,670
Block Financial LLC	BBB	5.25	10/01/25	350,000	377,521
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	324,151
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	250,177
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	103,746
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	259,324
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	317,779
First Republic Bank	A-	2.38	06/17/19	150,000	150,626
First Tennessee Bank	BBB	2.95	12/01/19	350,000	353,624
Lincoln National Corp.	A-	4.00	09/01/23	250,000	263,261
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	270,199
Pacific LifeCorp.†	A-	6.00	02/10/20	100,000	107,819
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	270,363
Signet UK Finance PLC	BBB-	4.70	06/15/24	250,000	247,536
Synchrony Financial	BBB-	3.70	08/04/26	400,000	391,756
Unum Group	BBB	4.00	03/15/24	150,000	156,538
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	250,595

					5,849,914

HEALTH CARE (1.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	308,434
Anthem, Inc.	A	4.35	08/15/20	250,000	265,032
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	214,653
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	262,459
Owens & Minor, Inc.	BBB-	3.88	09/15/21	400,000	406,646
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	325,181
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	160,877
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	264,350
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	391,355
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	254,540

					2,853,527

INDUSTRIALS (0.8%)
Crane Co.	BBB	2.75	12/15/18	350,000	353,550
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	400,000	400,793
Hunt (J.B.) Transport Svcs.,	BBB+	3.30	08/15/22	200,000	204,973
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	267,105
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	300,000	302,308

					1,528,729

INFORMATION TECHNOLOGY (1.3%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	373,947
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	320,271
eBay, Inc.	BBB+	2.88	08/01/21	325,000	329,436
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	388,184
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	201,934
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	372,838
Symantec Corp.	BB+	4.20	09/15/20	350,000	366,800

					2,353,410

MATERIALS (1.0%)
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	300,000	295,407
Methanex Corp.	BB+	3.25	12/15/19	250,000	252,300

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Packaging Corp. of America	BBB	3.90	06/15/22	250,000	262,290
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	162,448
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	363,587
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	102,586
Teck Resources Ltd.	BB	4.75	01/15/22	300,000	317,157

					1,755,775

REAL ESTATE (0.9%)
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	354,970
Healthcare Realty Trust	BBB	3.75	04/15/23	250,000	254,210
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	268,290
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	259,767
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	102,559
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	213,953
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	274,265

					1,728,014

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	353,408
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	348,671

					702,079

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	267,312
Exelon Corp.	BBB-	5.15	12/01/20	340,000	367,308
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	265,323
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	107,178
SCANA Corp.	BBB-	4.13	02/01/22	300,000	309,057

					1,316,178

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,640,589) 38.2%					70,739,448

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.1%)
Intercontinental Exchange, Inc.†	A-1	1.14	10/12/17	600,000	599,772
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	4,700,000	4,699,718
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	3,500,000	3,499,790
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	700,000	699,958

					9,499,238

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,499,238) 5.1%					9,499,238

TOTAL INVESTMENTS (Cost: $163,779,284) 100.1%					185,445,737

OTHER NET ASSETS -0.1%					(166,225)

NET ASSETS 100.0%					$185,279,512

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	17,879,628	26,543,971
Equity Index Fund (22.1%)	4,803,860	19,140,015
Mid-Cap Equity Index Fund (5.6%)	2,061,840	4,883,684
Mid-Term Bond Fund (33.6%)	27,295,316	29,120,417
Money Market Fund (8.0%)	5,747,886	6,912,528

TOTAL INVESTMENTS (Cost: $82,458,956) 100.0%		86,600,615

OTHER NET ASSETS -0.0% (2)		(1,638)

NET ASSETS 100.0%		$86,598,977

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	4,146,638	6,156,069
Equity Index Fund (24.7%)	1,517,763	6,047,223
International Fund (4.7%)	1,278,709	1,139,724
Mid-Cap Equity Index Fund (8.2%)	850,036	2,013,400
Mid-Term Bond Fund (32.4%)	7,445,358	7,943,193
Money Market Fund (4.9%)	997,817	1,199,996

TOTAL INVESTMENTS (Cost: $22,948,099) 100.0%		24,499,605

OTHER NET ASSETS -0.0% (2)		(164)

NET ASSETS 100.0%		$24,499,441

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	24,714,818	36,691,446
Equity Index Fund (28.7%)	10,773,593	42,925,218
International Fund (5.1%)	8,627,913	7,690,137
Mid-Cap Equity Index Fund (9.7%)	6,147,261	14,560,432
Mid-Term Bond Fund (26.9%)	37,686,750	40,206,674
Money Market Fund (2.9%)	3,644,760	4,383,266
Small Cap Growth Fund (1.1%)	1,057,979	1,616,122
Small Cap Value Fund (1.1%)	876,117	1,579,768

TOTAL INVESTMENTS (Cost: $133,798,820) 100.0%		149,653,063

OTHER NET ASSETS -0.0% (2)		(1,999)

NET ASSETS 100.0%		$149,651,064

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.2%)	75,841,622	112,593,941
Equity Index Fund (32.7%)	39,755,545	158,397,977
International Fund (8.2%)	44,389,685	39,564,926
Mid-Cap Equity Index Fund (11.6%)	23,793,918	56,358,394
Mid-Term Bond Fund (19.8%)	89,828,753	95,835,153
Small Cap Growth Fund (2.1%)	6,797,615	10,383,737
Small Cap Value Fund (2.4%)	6,319,811	11,395,555

TOTAL INVESTMENTS (Cost: $423,566,716) 100.0%		484,529,683

OTHER NET ASSETS -0.0% (2)		(3,309)

NET ASSETS 100.0%		$484,526,374

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.9%)	90,895,635	134,943,024
Equity Index Fund (35.7%)	55,131,066	219,658,650
International Fund (9.9%)	68,332,303	60,905,197
Mid-Cap Equity Index Fund (14.5%)	37,699,566	89,295,380
Mid-Term Bond Fund (9.8%)	56,533,535	60,313,650
Small Cap Growth Fund (4.0%)	16,111,658	24,611,459
Small Cap Value Fund (4.2%)	14,213,229	25,628,555

TOTAL INVESTMENTS (Cost: $528,162,218) 100.0%		615,355,915

OTHER NET ASSETS -0.0% (2)		(4,125)

NET ASSETS 100.0%		$615,351,790

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.6%)	68,419,807	101,575,568
Equity Index Fund (37.5%)	48,718,804	194,110,284
International Fund (11.6%)	67,501,050	60,164,293
Mid-Cap Equity Index Fund (18.5%)	40,404,018	95,701,159
Mid-Term Bond Fund (2.1%)	10,048,492	10,720,385
Small Cap Growth Fund (5.3%)	17,932,229	27,392,484
Small Cap Value Fund (5.4%)	15,577,996	28,089,432

TOTAL INVESTMENTS (Cost: $434,805,691) 100.0%		517,753,605

OTHER NET ASSETS -0.0% (2)		(3,465)

NET ASSETS 100.0%		$517,750,140

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.0%)	43,449,062	64,504,174
Equity Index Fund (39.4%)	42,536,014	169,476,199
International Fund (12.1%)	58,409,504	52,060,917
Mid-Cap Equity Index Fund (21.2%)	38,559,776	91,332,877
Small Cap Growth Fund (6.1%)	17,110,837	26,137,761
Small Cap Value Fund (6.2%)	14,775,881	26,643,100

TOTAL INVESTMENTS (Cost: $354,392,745) 100.0%		430,155,028

OTHER NET ASSETS -0.0% (2)		(2,896)

NET ASSETS 100.0%		$430,152,132

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.5%)	29,644,568	44,010,119
Equity Index Fund (38.0%)	33,562,614	133,723,489
International Fund (13.6%)	53,367,449	47,566,888
Mid-Cap Equity Index Fund (21.0%)	31,028,989	73,495,418
Small Cap Growth Fund (7.4%)	16,927,952	25,858,394
Small Cap Value Fund (7.5%)	14,513,229	26,169,500

TOTAL INVESTMENTS (Cost: $286,481,866) 100.0%		350,823,808

OTHER NET ASSETS -0.0% (2)		(2,402)

NET ASSETS 100.0%		$350,821,406

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.3%)	27,609,250	40,988,500
Equity Index Fund (36.3%)	36,265,056	144,490,825
International Fund (14.3%)	63,675,154	56,754,238
Mid-Cap Equity Index Fund (22.2%)	37,157,939	88,012,480
Small Cap Growth Fund (8.4%)	21,883,807	33,428,741
Small Cap Value Fund (8.5%)	18,689,055	33,699,132

TOTAL INVESTMENTS (Cost: $317,678,439) 100.0%		397,373,916

OTHER NET ASSETS -0.0% (2)		(2,703)

NET ASSETS 100.0%		$397,371,213

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.5%)	12,775,580	18,966,537
Equity Index Fund (34.7%)	19,551,396	77,898,606
International Fund (15.8%)	39,619,158	35,312,912
Mid-Cap Equity Index Fund (22.1%)	20,910,127	49,527,830
Small Cap Growth Fund (9.4%)	13,837,377	21,137,369
Small Cap Value Fund (9.5%)	11,773,096	21,228,634

TOTAL INVESTMENTS (Cost: $197,462,387) 100.0%		224,071,888

OTHER NET ASSETS -0.0% (2)		(1,430)

NET ASSETS 100.0%		$224,070,458

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	1,069,134	1,587,229
Equity Index Fund (32.4%)	1,596,533	6,361,066
International Fund (17.0%)	3,734,676	3,328,751
Mid-Cap Equity Index Fund (22.1%)	1,826,326	4,325,846
Small Cap Growth Fund (10.2%)	1,313,394	2,006,283
Small Cap Value Fund (10.2%)	1,113,531	2,007,861

TOTAL INVESTMENTS (Cost: $18,362,263) 100.0%		19,617,036

OTHER NET ASSETS -0.0% (2)		(80)

NET ASSETS 100.0%		$19,616,956

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (34.2%)	34,334,368	50,972,563
Equity Index Fund (22.6%)	8,456,346	33,692,612
International Fund (4.5%)	7,503,883	6,688,278
Mid-Cap Equity Index Fund (2.3%)	1,432,982	3,394,168
Mid-Term Bond Fund (36.4%)	50,808,403	54,205,706

TOTAL INVESTMENTS (Cost: $139,199,429) 100.0%		148,953,327

OTHER NET ASSETS -0.0% (2)		(287)

NET ASSETS 100.0%		$148,953,040

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.8%)	58,190,203	86,388,769
Equity Index Fund (36.7%)	34,790,085	138,614,098
International Fund (10.5%)	44,448,834	39,617,646
Mid-Cap Equity Index Fund (16.0%)	25,564,578	60,552,388
Mid-Term Bond Fund (14.0%)	49,743,571	53,069,675

TOTAL INVESTMENTS (Cost: $308,355,504) 100.0%		378,242,576

OTHER NET ASSETS -0.0% (2)		(562)

NET ASSETS 100.0%		$378,242,014

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.5%)	38,048,104	56,485,949
Equity Index Fund (35.3%)	25,575,350	101,899,842
International Fund (15.2%)	49,355,732	43,991,208
Mid-Cap Equity Index Fund (19.8%)	24,137,662	57,172,587
Small Cap Growth Fund (5.2%)	9,813,635	14,990,878
Small Cap Value Fund (5.0%)	8,085,534	14,579,414

TOTAL INVESTMENTS (Cost: $220,594,355) 100.0%		289,119,878

OTHER NET ASSETS -0.0% (2)		(1,340)

NET ASSETS 100.0%		$289,118,538

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (25.0%)
U.S. Treasury Bill	A-1+	0.96	10/26/17	4,100,000	4,097,164
U.S. Treasury Bill	A-1+	0.96	11/02/17	3,150,000	3,147,216
U.S. Treasury Bill	A-1+	1.00	12/14/17	3,300,000	3,293,870
U.S. Treasury Bill	A-1+	1.05	10/12/17	3,000,000	2,998,948
U.S. Treasury Bill	A-1+	1.05	10/19/17	1,200,000	1,199,335
U.S. Treasury Bill	A-1+	1.10	10/12/17	1,000,000	999,635
U.S. Treasury Bill	A-1+	1.10	10/19/17	1,600,000	1,599,070

					17,335,238

U.S. GOVERNMENT AGENCIES (9.6%)
FHLB	A-1+	1.01	10/25/17	2,200,000	2,198,448
FHLB	A-1+	1.01	10/26/17	800,000	799,413
FHLB	A-1+	1.01	11/13/17	775,000	774,043
FHLB	A-1+	1.02	10/18/17	600,000	599,694
FHLB	A-1+	1.03	11/10/17	1,300,000	1,298,474
FHLB	A-1+	1.03	11/21/17	1,000,000	998,505

					6,668,577

COMMERCIAL PAPER (65.1%)
Apple, Inc.†	A-1+	1.15	10/06/17	1,300,000	1,299,750
Apple, Inc.†	A-1+	1.15	11/06/17	1,400,000	1,398,344
Bristol-Myers Squibb Co.†	A-1+	1.15	10/23/17	2,700,000	2,698,014
Cargill, Inc.†	A-1	1.12	10/11/17	2,400,000	2,399,179
Chevron Corp.†	A-1+	1.12	10/24/17	2,700,000	2,697,983
Cisco Systems, Inc.†	A-1+	1.17	10/04/17	2,700,000	2,699,648
Coca-Cola Co.†	A-1+	1.12	10/26/17	1,000,000	999,191
Coca-Cola Co.†	A-1+	1.13	11/06/17	575,000	574,331
Coca-Cola Co.†	A-1+	1.13	11/07/17	400,000	399,523
Coca-Cola Co.†	A-1	1.20	12/11/17	655,000	653,440
Disney (Walt) Co.†	A-1	1.12	11/15/17	450,000	449,356
Eli Lilly & Co.†	A-1+	1.10	10/16/17	2,200,000	2,198,924
Estee Lauder Cos.†	A-1	1.15	10/10/17	2,700,000	2,699,136
Hershey Co.†	A-1	1.13	10/03/17	2,400,000	2,399,774
Intercontinental Exchange, Inc.†	A-1	1.18	10/11/17	2,600,000	2,599,061
J.P. Morgan Securities LLC	A-1	1.20	10/02/17	1,000,000	999,933
J.P. Morgan Securities LLC	A-1	1.30	10/30/17	1,100,000	1,098,807
J.P. Morgan Securities LLC	A-1	1.25	11/16/17	600,000	599,021
Microsoft Corp.†	A-1+	1.11	11/02/17	1,450,000	1,448,524
Microsoft Corp.†	A-1+	1.12	11/28/17	940,000	938,274
New Jersey Natural Gas	A-1	1.09	10/04/17	600,000	599,927
NIKE, Inc.†	A-1+	1.07	10/04/17	2,700,000	2,699,679
Pfizer, Inc.†	A-1+	1.13	11/13/17	500,000	499,309
Private Export Funding Corp.	NR	1.12	10/10/17	700,000	699,782
Private Export Funding Corp.	NR	1.15	10/10/17	355,000	354,887
Procter & Gamble Co.†	A-1+	1.16	11/28/17	2,100,000	2,096,005
QUALCOMM, Inc.†	A-1	1.15	11/08/17	2,100,000	2,097,382
Simon Ppty. Group LP†	A-1	1.16	11/16/17	2,100,000	2,096,819
Toyota Motor Credit Corp.	A-1+	1.15	10/02/17	1,000,000	999,936
Toyota Motor Credit Corp.	A-1+	1.20	11/07/17	1,700,000	1,697,845

					45,091,784

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $69,094,836) 99.7%					69,095,599

TOTAL INVESTMENTS (Cost: $69,094,836) 99.7%					69,095,599

OTHER NET ASSETS 0.3%					231,861

NET ASSETS 100.0%					$69,327,460

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (41.8%)
U.S. Treasury Note	AA+	0.75	07/15/19	3,500,000	3,456,387
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,354,538
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	22,593,958
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	3,000,000
U.S. Treasury Note	AA+	1.50	02/28/23	13,000,000	12,667,889
U.S. Treasury Note	AA+	1.50	08/15/26	12,500,000	11,704,588
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,504,510
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,652,114
U.S. Treasury Note	AA+	1.63	05/15/26	13,000,000	12,330,708
U.S. Treasury Note	AA+	1.75	09/30/19	3,000,000	3,015,117
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,506,563
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,926,170
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,887,460
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,575,878
U.S. Treasury Note	AA+	2.00	05/31/24	31,500,000	31,236,688
U.S. Treasury Note	AA+	2.00	06/30/24	4,000,000	3,964,064
U.S. Treasury Strip	AA+	0.00	08/15/18	45,000,000	44,461,075

					223,837,707

U.S. GOVERNMENT AGENCIES (7.8%)
MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	7.50	03/15/21	1,967	2,084
Small Business Administration (3)	AA+	2.88	05/01/37	6,000,000	6,060,444

					6,062,528

NON-MORTGAGE-BACKED OBLIGATIONS (6.7%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,954,695
FNMA	AA+	0.00	10/09/19	23,000,000	22,171,149
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	843,279

					35,969,123

CORPORATE DEBT (49.2%)
CONSUMER DISCRETIONARY (8.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	529,534
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	261,942
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,617,134
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	312,448
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	733,268
Brinker International, Inc.	BB+	2.60	05/15/18	2,000,000	1,997,500
Carnival Corp.	A-	1.88	12/15/17	2,000,000	2,001,366
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,497,063
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,070,035
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,185,312
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,145,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,169,672
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,073,602
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	54,836
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	679,275
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,371,382
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,215,106
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	2,003,334
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	821,826
Mattel, Inc.	BBB-	1.70	03/15/18	2,000,000	1,997,080
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	561,581
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,088,000
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,085,594
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	301,782
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,500,000	2,561,118
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,003,172
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,113,202

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,460,958
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,454,738
Wyndham Worldwide Corp.	BBB-	4.15	04/01/24	2,500,000	2,534,835

					45,901,695

CONSUMER STAPLES (3.4%)
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	1,997,072
CVS Health Corp.	BBB+	3.38	08/12/24	590,000	602,848
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,101
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,135,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,125,816
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	779,925
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	293,429
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,987,154
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,018,124
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,268,085
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,036,540
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,029,422

					18,424,516

ENERGY (3.2%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	221,958
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	1,500,000	1,350,000
Energen Corp.	BB	4.63	09/01/21	2,000,000	2,030,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,352,899
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	2,036,166
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,944,338
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,106,870
Rowan Companies PLC	B+	4.88	06/01/22	2,000,000	1,875,000
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,193,000
TechnipFMC PLC†	BBB+	2.00	10/01/17	2,000,000	2,000,000

					17,110,231

FINANCIALS (12.0%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	582,406
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,194,858
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,016,610
American Int’l. Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,123,872
Ares Capital Corp.	BBB	3.63	01/19/22	2,500,000	2,536,570
Bank of America Corp.	BBB+	2.65	04/01/19	1,250,000	1,261,250
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,150,754
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,158,572
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,690,332
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,161,006
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,865,930
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,001,412
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,004,053
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,370,029
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	777,971
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,648,160
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,008,352
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,222,777
FS Investment Corp.	BBB	4.75	05/15/22	2,675,000	2,778,046
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,582,726
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,049,304
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,106,090
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,184,156
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,309,386
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,790,605
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,490,625
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	2,002,905
Signet UK Finance PLC	BBB-	4.70	06/15/24	2,000,000	1,980,290
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,047,634

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,006,403
Unum Group	BBB	4.00	03/15/24	2,000,000	2,087,178
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	2,004,760
Wells Fargo & Co.	A	2.13	04/22/19	2,000,000	2,010,998

					64,206,020

HEALTH CARE (4.7%)
Abbott Laboratories	BBB	3.25	04/15/23	2,000,000	2,042,478
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,127,134
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,042,406
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,276,743
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,146,532
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,021,240
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,007,940
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	623,858
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	425,256
Owens & Minor, Inc.	BBB-	3.88	09/15/21	2,000,000	2,033,230
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,167,872
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,114,796
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	417,445
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,712,118
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,036,320

					25,195,368

INDUSTRIALS (3.7%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,020,286
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	2,000,000	2,003,966
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	2,014,752
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,079,459
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,049,734
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	2,008,744
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,125,504
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	1,300,000	1,310,002
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,192,310
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,112,052

					19,916,809

INFORMATION TECHNOLOGY (4.4%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,129,406
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,012,978
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,255,673
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	53,379
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,154,476
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,018,895
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,128,663
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,048,751
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	2,101,970
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,594,610
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	639,150
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	2,032,168
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,064,156
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,096,000
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	982,001

					23,312,276

MATERIALS (2.8%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,138,381
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,082,408
Freeport-McMoRan Copper & Gold	BB-	3.10	03/15/20	1,750,000	1,753,500
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	250,000	246,173
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,002,010
Kinross Gold Corp.	BB+	5.13	09/01/21	750,000	804,375
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	2,018,398
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,068,124

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Southern Copper Corp.	BBB	3.50		11/08/22	2,000,000	2,051,710
WestRock Co.	BBB	3.50		03/01/20	622,000	637,297

						14,802,376

REAL ESTATE (3.8%)
Boston Properties LP	A-	3.70		11/15/18	1,970,000	2,003,311
CBRE Services, Inc.	BBB	5.25		03/15/25	2,000,000	2,192,386
Government Pptys. Income Trust	BBB-	3.75		08/15/19	2,000,000	2,028,398
HCP, Inc.	BBB	3.15	#		750,000	758,962
Healthcare Realty Trust	BBB	5.75		01/15/21	2,000,000	2,193,672
Hospitality Properties Trust	BBB-	5.00		08/15/22	1,300,000	1,395,105
Jones Lang LaSalle, Inc.	BBB	4.40		11/15/22	1,410,000	1,478,453
Mack-Cali Realty LP	BBB-	4.50		04/18/22	1,000,000	1,028,726
Omega Healthcare Investors, Inc.	BBB-	4.38		08/01/23	1,750,000	1,803,820
Omega Healthcare Investors, Inc.	BBB-	4.50		01/15/25	750,000	761,062
Senior Housing Pptys. Trust	BBB-	4.75		05/01/24	500,000	522,309
Ventas Realty LP/Capital Corp.	BBB+	4.00		04/30/19	1,700,000	1,743,506
Vornado Realty LP	BBB	2.50		06/30/19	500,000	502,984
Vornado Realty LP	BBB	5.00		01/15/22	2,000,000	2,159,762

						20,572,456

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB+	3.00		02/15/22	2,000,000	2,189,202
Verizon Communications, Inc.	BBB+	4.50		09/15/20	2,000,000	2,145,666

						4,334,868

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13		09/15/20	1,400,000	1,496,944
Exelon Corp.	BBB-	5.15		12/01/20	1,500,000	1,620,477
Exelon Generation Co. LLC	BBB	4.25		06/15/22	1,000,000	1,069,213
National Fuel Gas Co.	BBB	4.90		12/01/21	2,000,000	2,122,584
SCANA Corp.	BBB-	4.75		05/15/21	2,000,000	2,099,478
Talen Energy Supply LLC†	B+	6.50		09/15/24	1,400,000	1,048,250

						9,456,946

TOTAL LONG-TERM DEBT SECURITIES (Cost: $525,654,638) 98.8%						529,102,919

	Rating**	Rate(%)		Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
San Diego Gas & Electric Co.†	A-1	1.08		10/02/17	900,000	899,946

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,946) 0.2%						899,946

TOTAL INVESTMENTS (Cost: $526,554,584) 99.0%						530,002,865

OTHER NET ASSETS 1.0%						5,562,082

NET ASSETS 100.0%						$535,564,947

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (18.6%)
U.S. Treasury Note	AA+	0.75	07/15/19	5,700,000	5,628,972
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	47,567,439
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,897,032
U.S. Treasury Note	AA+	2.00	11/15/26	10,000,000	9,744,920
U.S. Treasury Note	AA+	2.25	11/15/25	1,000,000	999,961
U.S. Treasury Note	AA+	2.25	02/15/27	24,000,000	23,854,680
U.S. Treasury Note	AA+	2.25	08/15/27	15,500,000	15,394,647
U.S. Treasury Note	AA+	2.38	05/15/27	37,750,000	37,906,318
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,681,200
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	16,190,120
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	15,298,340
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,831,380
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,522,000
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,118,310
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,718,150

					224,353,469

U.S. GOVERNMENT AGENCIES (29.5%)
MORTGAGE-BACKED OBLIGATIONS (28.2%)
FHLMC	AA+	2.50	09/01/27	1,413,511	1,433,424
FHLMC	AA+	2.50	12/01/27	1,546,217	1,567,813
FHLMC	AA+	2.50	04/01/28	1,754,291	1,772,903
FHLMC	AA+	3.00	06/01/27	846,464	871,038
FHLMC	AA+	3.00	08/01/27	453,325	466,243
FHLMC	AA+	3.00	10/15/37	1,403,402	1,437,486
FHLMC	AA+	3.00	12/15/40	1,404,674	1,414,437
FHLMC	AA+	3.00	07/01/42	770,377	786,040
FHLMC	AA+	3.00	10/01/42	2,219,604	2,240,391
FHLMC	AA+	3.00	11/01/42	2,303,125	2,324,686
FHLMC	AA+	3.00	11/01/42	875,316	883,872
FHLMC	AA+	3.00	11/01/42	1,018,643	1,028,767
FHLMC	AA+	3.00	11/01/42	3,718,939	3,754,016
FHLMC	AA+	3.00	02/01/43	1,975,828	1,994,879
FHLMC	AA+	3.00	03/01/43	1,574,420	1,589,652
FHLMC	AA+	3.00	04/01/43	1,025,351	1,034,700
FHLMC	AA+	3.00	04/01/43	2,278,802	2,300,808
FHLMC	AA+	3.00	04/01/43	1,483,380	1,496,964
FHLMC	AA+	3.00	09/01/46	1,743,599	1,754,191
FHLMC	AA+	3.00	09/01/46	4,747,316	4,770,226
FHLMC	AA+	3.00	11/01/46	1,444,602	1,443,740
FHLMC	AA+	3.50	02/01/35	3,285,552	3,429,899
FHLMC	AA+	3.50	02/01/35	1,681,004	1,758,113
FHLMC	AA+	3.50	04/01/35	1,377,409	1,437,191
FHLMC	AA+	3.50	01/01/41	1,589,383	1,647,335
FHLMC	AA+	3.50	07/01/42	1,969,973	2,050,533
FHLMC	AA+	3.50	10/01/42	1,749,143	1,812,888
FHLMC	AA+	3.50	01/01/43	1,660,669	1,721,342
FHLMC	AA+	3.50	01/01/43	869,035	900,783
FHLMC	AA+	3.50	05/01/43	2,361,188	2,447,348
FHLMC	AA+	3.50	06/01/43	2,863,271	2,962,976
FHLMC	AA+	3.50	07/01/43	817,698	847,559
FHLMC	AA+	3.50	11/01/43	1,649,233	1,709,451
FHLMC	AA+	3.50	01/01/44	2,728,747	2,828,324
FHLMC	AA+	3.50	04/01/45	2,276,759	2,359,775
FHLMC	AA+	3.50	07/01/45	2,511,550	2,609,827
FHLMC	AA+	3.50	09/01/45	2,007,995	2,077,578
FHLMC	AA+	3.50	05/01/46	4,127,951	4,260,830

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FHLMC	AA+	3.50	04/01/47	2,936,117	3,030,630
FHLMC	AA+	3.50	09/01/47	1,500,000	1,548,285
FHLMC	AA+	3.50	09/01/47	6,000,000	6,193,140
FHLMC	AA+	4.00	02/01/25	232,669	243,815
FHLMC	AA+	4.00	05/01/25	94,272	98,810
FHLMC	AA+	4.00	05/01/26	316,330	332,882
FHLMC	AA+	4.00	12/01/33	1,234,355	1,305,146
FHLMC	AA+	4.00	12/15/38	500,000	514,493
FHLMC	AA+	4.00	07/01/41	1,139,236	1,217,069
FHLMC	AA+	4.00	12/01/41	653,502	690,851
FHLMC	AA+	4.00	07/01/42	2,444,932	2,610,397
FHLMC	AA+	4.00	08/01/42	867,854	917,214
FHLMC	AA+	4.00	08/01/42	1,687,044	1,789,230
FHLMC	AA+	4.00	09/01/42	989,674	1,046,112
FHLMC	AA+	4.00	11/01/42	1,531,446	1,625,161
FHLMC	AA+	4.00	12/01/42	1,117,121	1,180,900
FHLMC	AA+	4.00	01/01/43	1,865,520	1,983,126
FHLMC	AA+	4.00	01/01/44	1,874,667	1,989,116
FHLMC	AA+	4.00	10/01/44	1,582,808	1,667,082
FHLMC	AA+	4.00	10/01/44	1,972,814	2,077,979
FHLMC	AA+	4.00	10/01/44	1,927,015	2,029,741
FHLMC	AA+	4.50	03/01/34	397,568	427,988
FHLMC	AA+	4.50	08/01/34	231,995	249,487
FHLMC	AA+	4.50	08/15/35	77,635	81,731
FHLMC	AA+	4.50	12/01/39	403,113	433,860
FHLMC	AA+	4.50	03/01/41	581,525	636,410
FHLMC	AA+	5.00	02/01/26	67,478	73,280
FHLMC	AA+	5.00	08/01/35	1,165,960	1,286,141
FHLMC	AA+	5.00	10/01/40	1,059,482	1,157,529
FHLMC	AA+	5.50	03/01/21	63,971	66,504
FHLMC	AA+	5.50	07/01/32	177,559	197,193
FHLMC	AA+	5.50	01/15/33	212,820	233,190
FHLMC	AA+	5.50	05/01/33	256,324	282,712
FHLMC	AA+	5.50	06/01/37	1,021,375	1,144,021
FHLMC	AA+	6.00	07/15/29	127,231	140,572
FHLMC	AA+	6.00	03/15/32	148,495	162,026
FHLMC ARM	AA+	2.76	02/01/36	127,754	134,657
FHLMC ARM	AA+	2.90	04/01/37	183,473	192,498
FHLMC ARM	AA+	2.93	05/01/37	77,829	81,401
FHLMC ARM	AA+	3.33	04/01/42	373,427	385,963
FHLMC ARM	AA+	3.40	03/01/37	28,591	29,962
FHLMC ARM	AA+	3.61	04/01/37	128,076	135,181
FHLMC ARM	AA+	4.65	09/01/39	168,044	174,078
FHLMC Strip	AA+	3.00	01/15/43	3,040,964	3,018,448
FNMA	AA+	2.25	01/01/28	1,485,417	1,449,787
FNMA	AA+	2.40	05/01/43	1,724,416	1,741,788
FNMA	AA+	2.68	12/01/26	3,000,000	2,947,260
FNMA	AA+	2.91	07/01/27	2,991,706	2,999,867
FNMA	AA+	3.00	09/01/29	1,638,435	1,689,164
FNMA	AA+	3.00	06/01/33	1,356,100	1,391,425
FNMA	AA+	3.00	07/01/33	2,516,310	2,581,952
FNMA	AA+	3.00	09/01/33	2,604,091	2,671,972
FNMA	AA+	3.00	04/25/42	1,548,954	1,580,732
FNMA	AA+	3.00	10/01/42	798,925	804,960
FNMA	AA+	3.00	12/01/42	1,764,250	1,763,394
FNMA	AA+	3.00	12/01/42	1,143,449	1,150,081
FNMA	AA+	3.00	01/01/43	3,914,294	3,948,767
FNMA	AA+	3.00	02/01/43	1,718,967	1,730,553
FNMA	AA+	3.00	03/01/43	2,265,603	2,285,375
FNMA	AA+	3.00	02/01/45	2,088,876	2,104,294
FNMA	AA+	3.00	09/01/46	2,851,982	2,863,367

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	3.00	01/01/47	1,304,585	1,303,954
FNMA	AA+	3.50	02/01/26	186,528	194,287
FNMA	AA+	3.50	03/01/32	1,003,074	1,048,507
FNMA	AA+	3.50	08/01/38	1,900,551	1,970,358
FNMA	AA+	3.50	03/01/41	1,682,662	1,748,994
FNMA	AA+	3.50	10/01/41	1,045,674	1,078,536
FNMA	AA+	3.50	12/01/41	1,192,658	1,230,132
FNMA	AA+	3.50	04/01/42	1,256,099	1,290,597
FNMA	AA+	3.50	04/01/42	1,367,298	1,415,657
FNMA	AA+	3.50	07/01/42	2,072,556	2,145,307
FNMA	AA+	3.50	08/01/42	1,459,336	1,509,793
FNMA	AA+	3.50	09/01/42	1,601,024	1,657,733
FNMA	AA+	3.50	10/01/42	1,720,614	1,778,103
FNMA	AA+	3.50	12/01/42	2,865,139	2,967,345
FNMA	AA+	3.50	12/01/42	1,411,807	1,447,857
FNMA	AA+	3.50	01/01/43	1,549,869	1,603,588
FNMA	AA+	3.50	03/01/43	1,891,766	1,957,492
FNMA	AA+	3.50	06/01/43	3,427,833	3,543,951
FNMA	AA+	3.50	08/01/43	2,298,868	2,380,687
FNMA	AA+	3.50	08/01/43	4,929,424	5,106,725
FNMA	AA+	3.50	10/01/43	1,211,742	1,245,892
FNMA	AA+	3.50	01/01/44	1,073,720	1,095,993
FNMA	AA+	3.50	02/01/45	2,397,984	2,473,883
FNMA	AA+	3.50	04/01/45	3,903,653	4,048,302
FNMA	AA+	3.50	04/01/45	2,399,970	2,486,057
FNMA	AA+	3.50	05/01/45	4,393,671	4,546,285
FNMA	AA+	3.50	06/01/45	5,262,257	5,454,272
FNMA	AA+	3.50	10/01/45	4,332,538	4,493,045
FNMA	AA+	3.50	02/01/46	2,648,009	2,731,821
FNMA	AA+	3.50	02/01/46	4,642,782	4,812,313
FNMA	AA+	3.50	03/01/46	2,489,034	2,586,275
FNMA	AA+	4.00	05/01/19	89,333	92,370
FNMA	AA+	4.00	07/25/26	1,824,369	1,965,754
FNMA	AA+	4.00	01/01/31	116,566	123,804
FNMA	AA+	4.00	12/01/33	1,451,187	1,535,575
FNMA	AA+	4.00	03/01/35	406,364	429,661
FNMA	AA+	4.00	11/01/38	1,629,081	1,723,811
FNMA	AA+	4.00	11/01/40	810,782	857,420
FNMA	AA+	4.00	05/01/41	1,010,128	1,060,590
FNMA	AA+	4.00	08/01/42	2,250,977	2,379,789
FNMA	AA+	4.00	05/01/43	1,312,115	1,387,389
FNMA	AA+	4.00	09/01/45	1,479,776	1,565,455
FNMA	AA+	4.00	11/01/45	2,220,512	2,357,164
FNMA	AA+	4.00	02/01/47	4,813,664	5,095,162
FNMA	AA+	4.50	05/01/18	12,015	12,288
FNMA	AA+	4.50	05/01/19	9,473	9,688
FNMA	AA+	4.50	06/01/19	39,840	40,744
FNMA	AA+	4.50	05/01/30	307,420	330,966
FNMA	AA+	4.50	04/01/31	483,086	520,203
FNMA	AA+	4.50	08/01/33	148,613	160,058
FNMA	AA+	4.50	08/01/33	114,266	123,128
FNMA	AA+	4.50	09/01/33	310,294	334,380
FNMA	AA+	4.50	10/01/33	139,373	150,198
FNMA	AA+	4.50	10/01/33	302,950	326,834
FNMA	AA+	4.50	05/01/34	135,617	146,192
FNMA	AA+	4.50	06/01/34	196,070	210,881
FNMA	AA+	4.50	07/01/34	177,762	191,672
FNMA	AA+	4.50	01/01/35	607,421	654,997
FNMA	AA+	4.50	08/01/35	187,191	201,822
FNMA	AA+	4.50	12/01/35	214,652	231,348
FNMA	AA+	4.50	05/01/39	1,020,423	1,110,908

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	4.50	05/01/39	708,445	772,222
FNMA	AA+	4.50	05/01/40	521,136	562,653
FNMA	AA+	4.50	07/01/40	3,229,055	3,487,641
FNMA	AA+	4.50	10/01/40	3,630,528	3,929,099
FNMA	AA+	4.50	11/01/40	553,146	598,640
FNMA	AA+	4.50	06/01/41	524,852	568,169
FNMA	AA+	4.50	10/01/41	170,841	183,390
FNMA	AA+	4.50	11/01/41	946,098	1,024,314
FNMA	AA+	4.50	01/01/42	115,597	124,801
FNMA	AA+	4.50	07/01/42	1,713,583	1,860,009
FNMA	AA+	4.50	03/01/44	1,334,113	1,434,620
FNMA	AA+	4.50	04/01/44	2,625,153	2,862,094
FNMA	AA+	4.50	05/01/44	1,348,680	1,450,002
FNMA	AA+	5.00	04/01/18	3,323	3,400
FNMA	AA+	5.00	09/01/18	35,640	36,463
FNMA	AA+	5.00	09/01/20	40,543	41,562
FNMA	AA+	5.00	10/01/20	105,466	108,536
FNMA	AA+	5.00	10/01/25	106,021	115,596
FNMA	AA+	5.00	09/01/33	601,285	662,544
FNMA	AA+	5.00	10/01/33	437,836	485,488
FNMA	AA+	5.00	11/01/33	448,473	494,185
FNMA	AA+	5.00	03/01/34	103,487	114,032
FNMA	AA+	5.00	04/01/34	52,995	58,161
FNMA	AA+	5.00	04/01/34	222,454	246,624
FNMA	AA+	5.00	04/01/35	187,067	207,322
FNMA	AA+	5.00	06/01/35	112,218	123,574
FNMA	AA+	5.00	09/01/35	252,683	276,739
FNMA	AA+	5.00	09/01/35	150,963	164,598
FNMA	AA+	5.00	11/25/35	712,386	769,023
FNMA	AA+	5.00	08/01/37	737,133	808,920
FNMA	AA+	5.00	05/01/39	489,855	529,942
FNMA	AA+	5.00	09/25/40	1,364,376	1,461,958
FNMA	AA+	5.50	01/01/24	128,255	141,774
FNMA	AA+	5.50	03/01/24	265,801	293,727
FNMA	AA+	5.50	09/01/25	115,730	128,722
FNMA	AA+	5.50	11/01/26	76,416	84,445
FNMA	AA+	5.50	01/01/27	51,381	56,785
FNMA	AA+	5.50	03/01/33	221,563	240,809
FNMA	AA+	5.50	09/01/33	240,609	270,854
FNMA	AA+	5.50	10/01/33	424,219	477,506
FNMA	AA+	5.50	03/01/34	221,258	248,545
FNMA	AA+	5.50	03/01/34	47,580	52,625
FNMA	AA+	5.50	07/01/34	181,301	202,860
FNMA	AA+	5.50	09/01/34	161,160	179,725
FNMA	AA+	5.50	09/01/34	48,345	53,450
FNMA	AA+	5.50	09/01/34	79,745	89,281
FNMA	AA+	5.50	10/01/34	297,388	330,080
FNMA	AA+	5.50	02/01/35	128,127	143,473
FNMA	AA+	5.50	02/01/35	196,631	221,141
FNMA	AA+	5.50	04/01/35	185,762	207,995
FNMA	AA+	5.50	08/01/35	271,335	301,109
FNMA	AA+	5.50	02/25/37	43,489	45,851
FNMA	AA+	5.50	05/01/38	359,389	397,811
FNMA	AA+	5.50	11/01/38	33,694	35,311
FNMA	AA+	5.50	06/01/48	99,349	106,668
FNMA	AA+	6.00	12/25/49	443,632	501,030
FNMA	AA+	6.00	05/01/23	162,711	183,020
FNMA	AA+	6.00	01/01/25	111,386	125,288
FNMA	AA+	6.00	03/01/28	145,767	163,968
FNMA	AA+	6.00	04/01/32	19,309	21,720
FNMA	AA+	6.00	05/01/32	170,301	193,932

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

FNMA	AA+	6.00	04/01/33	512,299	585,163
FNMA	AA+	6.00	03/01/36	32,734	35,811
FNMA	AA+	6.00	12/01/36	123,751	140,799
FNMA	AA+	6.00	01/01/37	176,334	200,428
FNMA	AA+	6.00	04/01/37	41,528	43,555
FNMA	AA+	6.00	05/01/37	30,165	32,461
FNMA	AA+	6.00	06/01/37	24,230	25,382
FNMA	AA+	6.00	07/01/37	74,991	85,076
FNMA	AA+	6.00	08/01/37	99,396	112,730
FNMA	AA+	6.00	12/01/37	42,490	48,256
FNMA	AA+	6.00	10/25/44	454,014	517,357
FNMA	AA+	6.00	02/25/47	967,095	1,099,025
FNMA	AA+	6.50	05/01/32	105,556	116,970
FNMA	AA+	6.50	05/01/32	93,971	104,133
FNMA	AA+	6.50	09/01/36	20,759	22,475
FNMA	AA+	6.50	05/01/37	89,346	93,014
FNMA	AA+	6.50	07/01/37	19,310	21,398
FNMA	AA+	6.50	09/01/37	40,723	45,127
FNMA	AA+	6.50	05/01/38	39,106	43,334
FNMA	AA+	7.00	09/01/31	51,809	57,178
FNMA	AA+	7.00	01/25/44	357,922	420,890
FNMA	AA+	7.50	06/01/32	62,968	74,410
FNMA	AA+	8.00	04/01/32	19,780	20,938
FNMA Strip	AA+	3.00	08/25/42	1,368,791	1,380,191
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,003,894
GNMA (3)	AA+	3.00	07/16/36	1,778,060	1,807,933
GNMA (3)	AA+	3.50	11/20/32	2,245,729	2,336,497
GNMA (3)	AA+	3.50	07/15/42	1,711,567	1,786,925
GNMA (3)	AA+	3.50	11/15/42	1,145,362	1,198,588
GNMA (3)	AA+	3.50	05/20/45	2,644,578	2,771,243
GNMA (3)	AA+	3.70	05/15/42	925,673	973,863
GNMA (3)	AA+	4.00	04/15/24	253,447	267,992
GNMA (3)	AA+	4.00	01/20/41	1,488,568	1,572,096
GNMA (3)	AA+	4.00	03/15/41	684,925	725,060
GNMA (3)	AA+	4.00	08/15/41	1,190,138	1,262,340
GNMA (3)	AA+	4.00	11/15/41	811,839	868,856
GNMA (3)	AA+	4.00	12/15/41	1,659,395	1,758,322
GNMA (3)	AA+	4.00	01/15/42	346,063	365,309
GNMA (3)	AA+	4.00	08/20/42	1,113,730	1,176,252
GNMA (3)	AA+	4.25	06/20/36	597,346	640,514
GNMA (3)	AA+	4.25	04/20/41	906,175	963,391
GNMA (3)	AA+	4.29	04/15/41	292,002	310,715
GNMA (3)	AA+	4.50	06/20/30	60,452	65,707
GNMA (3)	AA+	4.50	09/15/30	542,997	586,211
GNMA (3)	AA+	4.50	06/20/34	387,997	417,228
GNMA (3)	AA+	4.50	09/15/40	936,269	1,004,880
GNMA (3)	AA+	4.50	10/15/40	1,305,560	1,425,657
GNMA (3)	AA+	4.50	10/15/40	350,875	377,703
GNMA (3)	AA+	5.00	04/15/39	1,072,639	1,198,149
GNMA (3)	AA+	5.00	06/20/39	1,358,839	1,474,409
GNMA (3)	AA+	5.00	11/15/39	453,148	498,714
GNMA (3)	AA+	5.00	05/15/40	176,920	194,689
GNMA (3)	AA+	5.00	06/20/40	209,900	225,932
GNMA (3)	AA+	5.50	01/15/36	89,990	100,260
GNMA (3)	AA+	6.50	04/15/31	7,096	7,832
GNMA (3)	AA+	6.50	12/15/31	21,064	23,246
GNMA (3)	AA+	6.50	05/15/32	27,016	29,815
GNMA (3)	AA+	7.00	05/15/32	2,655	2,731
Small Business Administration (3)	AA+	2.80	01/01/37	7,033,868	7,048,681
Small Business Administration (3)	AA+	2.81	06/01/37	6,250,000	6,269,881
Small Business Administration (3)	AA+	2.88	05/01/37	6,000,000	6,060,444
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	737,830	778,842

					339,405,497

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

NON-MORTGAGE-BACKED OBLIGATIONS (1.3%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,555,677
FNMA	AA+	0.00	10/09/19	5,050,000	4,868,013

					15,423,690

CORPORATE DEBT (50.5%)
CONSUMER DISCRETIONARY (7.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,059,068
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,047,766
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,234,267
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,978,826
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	729,046
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,142,578
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,910,000
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,577,250
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,088,004
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,370,624
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,290,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,424,180
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,184,005
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	219,344
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,750,589
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,711,713
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,062,610
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,012,588
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	3,005,001
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,081,846
Mattel, Inc.	BBB-	3.15	03/15/23	2,000,000	1,968,798
Mattel, Inc.	BBB-	4.35	10/01/20	1,000,000	1,045,424
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,209,034
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,176,000
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,042,797
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,178,803
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,393,543
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,122,235
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,226,404
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,921,915
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,073,238
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,082,601
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,996,504

					94,316,601

CONSUMER STAPLES (2.7%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	681,726
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,270,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,251,632
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,441,117
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,843,498
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,105,282
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,109,620
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,712,180
Whole Foods Market, Inc.	A+	5.20	12/03/25	5,000,000	5,740,770

					32,155,825

ENERGY (4.2%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,157,539
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,882,000
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	3,000,000	2,700,000
Energen Corp.	BB	4.63	09/01/21	4,000,000	4,060,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,329,276
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,203,065
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,888,676

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,582,856
Murphy Oil Corp.	BBB-	4.70	12/01/22	3,525,000	3,525,000
Noble Corp.	BB-	7.50	03/15/19	2,000,000	2,060,000
Rowan Companies PLC	B+	4.88	06/01/22	4,000,000	3,750,000
Seacor Hldgs., Inc.	NR	7.38	10/01/19	2,775,000	2,823,563
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,590,000
TechnipFMC PLC†	BBB+	2.00	10/01/17	4,500,000	4,500,000

					51,051,975

FINANCIALS (12.1%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,193,860
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,194,858
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,261,930
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,161,375
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,163,535
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	5,145,620
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,301,508
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,158,572
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,189,356
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,235,893
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,448,725
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,322,012
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,115,920
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,003,530
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,613,064
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,630,533
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,296,320
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,008,352
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	5,051,765
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,706,250
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,264,900
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,076,963
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,206,335
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,000,000
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,027,454
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,212,180
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,080,921
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,307,681
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,249,045
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,323,180
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,685,333
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	5,062,885
Pacific LifeCorp.†	A-	6.00	02/10/20	3,000,000	3,234,561
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	2,046,406
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,081,450
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,084,320
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,242,949
Signet UK Finance PLC	BBB-	4.70	06/15/24	5,000,000	4,950,725
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,535,726
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,264,407
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,693,320
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,631,288
Unum Group	BBB	4.00	03/15/24	5,000,000	5,217,945
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	5,011,900
Wells Fargo & Co.	A-	3.45	02/13/23	4,000,000	4,098,488

Wells Fargo & Co.	A-	4.13	08/15/23	1,000,000	1,058,633

					145,851,973

HEALTH CARE (5.3%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,254,268
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,645,130
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,645,142
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,120,254

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,667,473
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,553,485
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,293,064
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,547,790
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	2,029,330
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,150,966
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,074,112
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,079,528
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,063,141
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,149,511
Owens & Minor, Inc.	BBB-	3.88	09/15/21	2,200,000	2,236,553
Owens & Minor, Inc.	BBB-	4.38	12/15/24	2,800,000	2,864,725
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,335,744
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	713,547
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,229,592
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,043,612
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,210,222
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,090,800

					63,997,989

INDUSTRIALS (2.8%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,040,572
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	3,000,000	3,005,949
Dun & Bradstreet Corp.	BB+	4.63	12/01/22	1,000,000	1,033,434
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	4,029,504
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,201,248
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	4,017,488
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,205,263
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,062,752
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	3,000,000	3,023,082
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	822,116
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,201,645

					33,643,053

INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	A	4.75	02/01/20	4,000,000	4,258,812
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,342,105
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,020,391
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,174,328
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	285,058
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,179,773
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,068,245
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,229,150
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,984,349
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,078,290
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	1,009,670
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	769,791
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,189,219
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,130,500
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,273,685
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	5,080,420
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,128,312
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,021,198
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,192,000
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	4,134,740

					58,550,036

MATERIALS (4.7%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,137,804
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,671,626
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,206,020
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,950,374
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,646,113
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	4,000,000	3,938,760

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,004,020
Kinross Gold Corp.	BB+	5.13	09/01/21	4,000,000	4,290,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,431,277
Methanex Corp.	BB+	5.25	03/01/22	600,000	632,148
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,136,248
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,098,318
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,165,974
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	5,194,095
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	4,103,420
Teck Resources Ltd.	BB	3.75	02/01/23	1,000,000	1,012,700
Teck Resources Ltd.	BB	4.75	01/15/22	3,000,000	3,171,570

					56,790,467

REAL ESTATE (3.5%)
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,016,909
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,166,989
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,056,796
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,736,984
Healthcare Realty Trust	BBB	3.75	04/15/23	4,000,000	4,067,360
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,882,869
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	4,000,000	4,194,192
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	5,143,630
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	1,013,530
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,117,204
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	508,605
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,209,292
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,005,967
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	780,678
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,742,650

					42,643,655

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	4,378,404
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	1,009,736
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,145,666

					7,533,806

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,673,115
Exelon Corp.	BBB-	5.15	12/01/20	3,000,000	3,240,954
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,069,213
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,183,876
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,143,552
SCANA Corp.	BBB-	4.13	02/01/22	4,000,000	4,120,760
SCANA Corp.	BBB-	4.75	05/15/21	1,000,000	1,049,739
Talen Energy Supply LLC†	B+	6.50	09/15/24	2,000,000	1,497,500
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,884,462

					21,863,171

SOVEREIGN DEBT (0.3%)
Sri Lanka AID	NR	6.59	09/15/28	2,806,886	3,309,599

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,168,490,398) 98.9%					1,190,890,806

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Cargill, Inc.†	A-1	1.11	10/11/17	6,000,000	5,997,965
Intercontinental Exchange, Inc.†	A-1	1.14	10/12/17	2,800,000	2,798,936
San Diego Gas & Electric Co.†	A-1	1.08	10/02/17	3,300,000	3,299,802

					12,096,703

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,096,703) 1.0%					12,096,703

TOTAL INVESTMENTS (Cost: $1,180,587,101) 99.9%					1,202,987,509

OTHER NET ASSETS 0.1%					1,533,449

NET ASSETS 100.0%					$1,204,520,958

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$45,695,857	1.8%
ALL AMERICA FUND	$1,399,916	0.4%
SMALL CAP VALUE FUND	$6,999,234	1.4%
SMALL CAP GROWTH FUND	$2,599,844	0.5%
MID-CAP EQUITY INDEX FUND	$17,398,450	1.3%
INTERNATIONAL FUND	$9,998,977	2.0%
COMPOSITE FUND	$10,418,689	5.6%
MONEY MARKET FUND	$38,041,646	54.9%
MID-TERM BOND FUND	$8,410,251	1.6%
BOND FUND	$29,595,443	2.5%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	724	E-mini S&P 500 Stock Index	P	December 2017	$91,082,820	$1,818,198	3.7%
ALL AMERICA FUND	23	E-mini S&P 500 Stock Index	P	December 2017	$2,893,515	$60,885	0.9%
MID-CAP EQUITY INDEX FUND	196	E-mini S&P MidCap 400 Stock Index	P	December 2017	$35,195,720	$1,309,162	2.6%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such 144A securities as of September 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2017:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,381,531,160	-	-		$2,381,531,160
Short-Term Debt Securities	-	$88,459,520	-		$88,459,520

	$2,381,531,160	$88,459,520	-		$2,469,990,680

All America Fund
Common Stock - Indexed	$168,763,534	-	-		$168,763,534
Common Stock - Active	$138,689,888	-	$285,375	(b)	$138,975,263
Long-Term Debt Securities - Active	-	$144,200	-		$144,200
Short-Term Debt Securities - Indexed	-	$2,498,663	-		$2,498,663
Short-Term Debt Securities - Active	-	$2,749,594	-		$2,749,594
Warrants - Active	$10,100	-	-		$10,100

	$307,463,522	$5,392,457	$285,375		$313,141,354

Small Cap Value Fund
Common Stock	$469,108,031	-	$3,206,125	(b)	$472,314,156
Long-Term Debt Securities	-	$1,704,801	-		$1,704,801
Short-Term Debt Securities	-	$19,969,010	-		$19,969,010
Warrants	$124,658	-	-		$124,658

	$469,232,689	$21,673,811	$3,206,125		$494,112,625

Small Cap Growth Fund
Common Stock	$504,783,646	-	-		$504,783,646
Short-Term Debt Securities	-	$10,995,977	-		$10,995,977

	$504,783,646	$10,995,977	-		$515,779,623

Mid Cap Value Fund
Common Stock	$98,281,552	-	-		$98,281,552
Long-Term Debt Securities	-	$44,290	-		$44,290
Short-Term Debt Securities	-	$1,749,609	-		$1,749,609

	$98,281,552	$1,793,899	-		$100,075,451

Mid-Cap Equity Index Fund
Common Stock	$1,303,602,304	-	-		$1,303,602,304
Short-Term Debt Securities	-	$38,076,508	-		$38,076,508

	$1,303,602,304	$38,076,508	-		$1,341,678,812

International Fund
Common Stock	$465,663,177	-	-		$465,663,177
Short-Term Debt Securities	-	$24,418,110	-		$24,418,110

	$465,663,177	$24,418,110	-		$490,081,287

Composite Fund
Common Stock	$105,207,051	-	-		$105,207,051
U.S. Government Debt	-	$20,170,591	-		$20,170,591
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,261,622	-		$22,261,622
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$479,804	-		$479,804
Long-Term Corporate Debt	-	$27,827,431	-		$27,827,431
Short-Term Debt Securities	-	$9,499,238	-		$9,499,238

	$105,207,051	$80,238,686	-		$185,445,737

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Retirement Income Fund
Common Stock	$86,600,615	-	-	$86,600,615

2010 Retirement Fund
Common Stock	$24,499,605	-	-	$24,499,605

2015 Retirement Fund
Common Stock	$149,653,063	-	-	$149,653,063

2020 Retirement Fund
Common Stock	$484,529,683	-	-	$484,529,683

2025 Retirement Fund
Common Stock	$615,355,915	-	-	$615,355,915

2030 Retirement Fund
Common Stock	$517,753,605	-	-	$517,753,605

2035 Retirement Fund
Common Stock	$430,155,028	-	-	$430,155,028

2040 Retirement Fund
Common Stock	$350,823,808	-	-	$350,823,808

2045 Retirement Fund
Common Stock	$397,373,916	-	-	$397,373,916

2050 Retirement Fund
Common Stock	$224,071,888	-	-	$224,071,888

2055 Retirement Fund
Common Stock	$19,617,036	-	-	$19,617,036

Conservative Allocation Fund
Common Stock	$148,953,327	-	-	$148,953,327

Moderate Allocation Fund
Common Stock	$378,242,576	-	-	$378,242,576

Aggressive Allocation Fund
Common Stock	$289,119,878	-	-	$289,119,878

Money Market Fund
U.S. Government Debt	-	$17,335,238	-	$17,335,238
U.S. Government Agency Short-Term Debt	-	$6,668,577	-	$6,668,577
Commercial Paper	-	$45,091,784	-	$45,091,784

	-	$69,095,599	-	$69,095,599

Mid-Term Bond Fund
U.S. Government Debt	-	$223,837,707	-	$223,837,707
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,062,528	-	$6,062,528
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$35,969,123	-	$35,969,123
Long-Term Corporate Debt	-	$263,233,561	-	$263,233,561
Short-Term Debt Securities	-	$899,946	-	$899,946

	-	$530,002,865	-	$530,002,865

Bond Fund
U.S. Government Debt	-	$224,353,469	-	$224,353,469
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$339,405,497	-	$339,405,497
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,423,690	-	$15,423,690
Long-Term Corporate Debt	-	$608,398,551	-	$608,398,551
Sovereign Debt	-	$3,309,599	-	$3,309,599
Short-Term Debt Securities	-	$12,096,703	-	$12,096,703

	-	$1,202,987,509	-	$1,202,987,509

Other Financial Instruments:*
Equity Index Fund	$1,818,198	-	-	$1,818,198
All America Fund	$60,885	-	-	$60,885
Mid-Cap Equity Index Fund	$1,309,162	-	-	$1,309,162

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance September 30, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2017
All America Fund - Active Common Stock	$285,375	-	-	-	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	-	-	-	$3,206,125	$347,256

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At September 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2017 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2017 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$1,019,350,498	$98,377,185	$136,967,094	$117,394,543	$23,729,495
Unrealized Depreciation	(34,141,477)	(10,601,183)	(19,084,466)	(12,427,582)	(3,624,564)

Net	$985,209,021	$87,776,002	$117,882,628	$104,966,961	20,104,931

Cost of Investments	$1,484,781,659	$225,365,352	$376,229,997	$410,812,662	$79,970,520

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$351,627,676	$56,342,908	$23,273,693	$4,141,659	$1,551,506
Unrealized Depreciation	(55,190,120)	(1,396,946)	(1,848,416)	(264,739)	(100,176)

Net	$296,437,556	$54,945,962	$21,425,277	$3,876,920	1,451,330

Cost of Investments	$1,045,241,256	$435,135,325	$164,020,460	$82,723,695	$23,048,275

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$15,854,243	$60,962,967	$87,193,697	$82,947,914	$75,762,283
Unrealized Depreciation	(259,704)	(377,103)	(312,240)	(233,057)	(156,267)

Net	$15,594,539	$60,585,864	$86,881,457	$82,714,857	$75,606,016

Cost of Investments	$134,058,524	$423,943,819	$528,474,458	$435,038,748	$354,549,012

	2040	2045	2050	2055	Conservative
	Retirement	Retirement	Retirement	Retirement	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$64,341,942	$79,695,477	$26,609,501	$1,254,773	$9,753,898
Unrealized Depreciation	(166,964)	(156,828)	(53,718)	(2,792)	(378,762)

Net	$64,174,978	$79,538,649	$26,555,783	$1,251,981	$9,375,136

Cost of Investments	$286,648,830	$317,835,267	$197,516,105	$18,365,055	$139,578,191

	Moderate	Aggressive	Money
	Allocation	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$69,887,072	$68,525,523	$763	$7,202,246	$29,843,915
Unrealized Depreciation	(2,647,303)	(2,714,799)	-	(3,758,282)	(7,479,923)

Net	$67,239,769	$65,810,724	$763	$3,443,964	$22,363,992

Cost of Investments	$311,002,807	$223,309,154	$69,094,836	$526,558,901	$1,180,623,517

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 21, 2017
By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 21, 2017